UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06652

Julius Baer Investment Funds
(Exact name of registrant as specified in charter)

330 Madison Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Anthony Williams 330 Madison Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-297-3600

Date of fiscal year end:	10/31

Date of reporting period:	04/30/08

Item 1. Reports to Stockholders.

The semi-annual report is attached.

Semi-Annual Report

Julius Baer Funds

Julius Baer Global Equity Fund Inc.

Julius Baer International Equity Fund

Julius Baer International Equity Fund II

Julius Baer Total Return Bond Fund

Julius Baer Global High Income Fund

Julius Baer U.S. Microcap Fund

Julius Baer U.S. Smallcap Fund

Julius Baer U.S. Midcap Fund

Julius Baer U.S. Multicap Fund

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TABLE OF CONTENTS

Shareholder Expenses	1

Portfolio of Investments:

Julius Baer Global Equity Fund Inc.	6

Julius Baer International Equity Fund	25

Julius Baer International Equity Fund II	52

Julius Baer Total Return Bond Fund	72

Julius Baer Global High Income Fund	90

Julius Baer U.S. Microcap Fund	104

Julius Baer U.S. Smallcap Fund	108

Julius Baer U.S. Midcap Fund	113

Julius Baer U.S. Multicap Fund	118

Statement of Assets and Liabilities	122

Statement of Operations	127

Statement of Changes in Net Assets	132

Financial Highlights	141

Notes to Financial Statements	168

Investment Advisory Agreements	194

Additional Information Page	196

Results of Meetings of Shareholders	197

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SHAREHOLDER EXPENSES (Unaudited)

As a stockholder of the Julius Baer Global Equity Fund or a shareholder of Julius Baer Investment Funds, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Funds and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Equity Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$890.80	1.46%	$6.86
Hypothetical	1,000.00	1,017.60	1.46	7.32

Global Equity Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$891.90	1.21%	$5.69
Hypothetical	1,000.00	1,018.80	1.21	6.07

Julius Baer Funds 2008 Semi-Annual Report

Global Equity Fund Class R

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$909.40	1.97%	$9.35
Hypothetical	1,000.00	1,015.10	1.97	9.87

Global Equity Fund Consultant Class

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$908.40	2.21%	$10.49
Hypothetical	1,000.00	1,013.90	2.21	11.07

International Equity Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$898.80	1.25%	$5.90
Hypothetical	1,000.00	1,018.60	1.25	6.27

International Equity Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$900.00	0.99%	$4.68
Hypothetical	1,000.00	1,019.90	0.99	4.97

International Equity Fund II Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$907.60	1.29%	$6.12
Hypothetical	1,000.00	1,018.40	1.29	6.47

International Equity Fund II Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$908.80	1.01%	$4.79
Hypothetical	1,000.00	1,019.80	1.01	5.07

Total Return Bond Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,036.30	0.69%	$3.49
Hypothetical	1,000.00	1,021.40	0.69	3.47

Julius Baer Funds 2008 Semi-Annual Report

Total Return Bond Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,037.40	0.44%	$2.23
Hypothetical	1,000.00	1,022.70	0.44	2.21

Total Return Bond Fund Class R

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,031.00	1.19%	$6.01
Hypothetical	1,000.00	1,018.90	1.19	5.97

Total Return Bond Fund Consultant Class

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$1,029.90	1.44%	$7.27
Hypothetical	1,000.00	1,017.70	1.44	7.22

Global High Income Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$996.90	1.02%	$5.06
Hypothetical	1,000.00	1,019.80	1.02	5.12

Global High Income Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$998.40	0.77%	$3.83
Hypothetical	1,000.00	1,021.00	0.77	3.87

Global High Income Fund Consultant Class

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$994.40	1.77%	$8.78
Hypothetical	1,000.00	1,016.10	1.77	8.87

U.S. Microcap Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$794.40	1.80%	$8.03
Hypothetical	1,000.00	1,015.90	1.80	9.02

Julius Baer Funds 2008 Semi-Annual Report

U.S. Microcap Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$795.00	1.50%	$6.69
Hypothetical	1,000.00	1,017.40	1.50	7.52

U.S. Microcap Fund Consultant Class

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$822.50	2.55%	$11.55
Hypothetical	1,000.00	1,012.20	2.55	12.76

U.S. Smallcap Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$817.40	1.50%	$6.78
Hypothetical	1,000.00	1,017.40	1.50	7.52

U.S. Smallcap Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$819.70	1.20%	$5.43
Hypothetical	1,000.00	1,018.90	1.20	6.02

U.S. Smallcap Fund Consultant Class

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$839.60	2.25%	$10.29
Hypothetical	1,000.00	1,013.70	2.25	11.27

U.S. Midcap Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$884.45	1.35%	$6.33
Hypothetical	1,000.00	1,018.20	1.35	6.77

U.S. Midcap Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$885.30	1.05%	$4.92
Hypothetical	1,000.00	1,019.60	1.05	5.27

Julius Baer Funds 2008 Semi-Annual Report

U.S. Midcap Fund Consultant Class

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$903.60	2.10%	$9.94
Hypothetical	1,000.00	1,014.40	2.10	10.52

U.S. Multicap Fund Class A

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$875.50	1.30%	$6.06
Hypothetical	1,000.00	1,018.40	1.30	6.52

U.S. Multicap Fund Class I

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$877.20	1.00%	$4.67
Hypothetical	1,000.00	1,019.90	1.00	5.02

U.S. Multicap Fund Consultant Class

	Beginning Account Value 11/01/07	Ending Account Value 04/30/08	Annualized Expense Ratio	Expense Paid during Period
Actual	$1,000.00	$894.20	2.05%	$9.65
Hypothetical	1,000.00	1,014.70	2.05	10.27

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—85.2%
	United States—34.5%
3,980	3M Co		$306,062
8,940	Abbott Laboratories		471,585
4,300	Abercrombie & Fitch		319,533
20,090	Aecom Technology*		551,671
11,570	Alpha Natural Resources*		562,880
8,790	Anheuser-Busch Cos		432,468
3,703	Apple Inc*		644,137
11,470	Archer-Daniels-Midland Co		505,368
10,600	AT&T Inc		410,326
8,470	Bank of America		317,964
11,370	Bank of New York Mellon		494,936
5,010	Baxter International		312,223
10,400	BE Aerospace*		419,744
2,710	Boeing Co		229,971
3,290	Bunge Ltd (1)		375,356
6,800	Burlington Northern Santa Fe		697,340
4,975	Carrizo Oil & Gas*		315,863
5,820	Caterpillar Inc		476,542
6,448	Celgene Corp*		400,679
4,868	Century Casinos*		16,162
8,720	Chesapeake Energy		450,824
5,700	Clorox Co		302,100
6,580	Coca-Cola Co		387,365
23,020	Colonial BancGroup		187,383
3,710	ConocoPhillips		319,616
5,730	Consol Energy		463,901
5,510	Constellation Energy		466,421
8,350	Costco Wholesale (1)		594,937
6,883	CR Bard		648,172
5,200	Deere & Co		437,164
3,540	Devon Energy		401,436
10,600	E.I. du Pont de Nemours		518,446
12,510	EMC Corp*		192,654
6,700	Exelon Corp		572,716
186	FairPoint Communications		1,713
3,300	FedEx Corp		316,371
2,880	Fluor Corp		440,266
5,160	Freeport-McMoRan Copper & Gold (1)		586,950
4,083	Genentech Inc*		278,461

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United States—Continued
6,120	Gen-Probe Inc*		$344,923
5,010	Gilead Sciences*		259,318
1,650	Goldman Sachs		315,760
864	Google Inc-Class A*		496,187
4,970	Hess Corp		527,814
11,068	Hewlett-Packard Co		513,002
7,440	Holly Corp		308,611
14,850	Intel Corp		330,561
2,310	IntercontinentalExchange Inc*		358,396
6,490	J.M. Smucker		323,721
8,690	Kellogg Co		444,667
13,590	Life Time Fitness* (1)		493,996
14,766	Macquarie Infrastructure		437,074
10,800	Maxim Integrated Products		227,124
11,718	Medco Health Solutions*		580,510
20,870	Microsoft Corp		595,212
4,410	Monsanto Co		502,828
3,300	Mosaic Co*		404,283
4,780	Newmont Mining		211,324
13,822	NII Holdings*		632,218
11,387	Nordstrom Inc (1)		401,506
8,690	Peabody Energy		531,220
14,380	PepsiAmericas Inc		369,566
10,330	Philip Morris International*		527,140
5,030	PNC Financial Services		348,830
7,638	Procter & Gamble (1)		512,128
13,380	QUALCOMM Inc		577,882
8,700	Safeway Inc		274,920
19,230	Sotheby's (1)		532,671
5,170	State Street		372,964
9,000	SUPERVALU Inc		297,900
8,510	Texas Instruments		248,152
7,410	Thermo Fisher Scientific*		428,817
8,890	Tiffany & Co		387,071
3,843	Ultra Petroleum* (1)		319,238
3,950	Union Pacific		573,501
28,700	United Natural Foods*		568,260
4,855	United Technologies		351,842

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United States—Continued
7,800	URS Corp*		$314,652
4,990	Valero Energy		243,762
9,910	Verizon Communications		381,337
10,390	Walt Disney		336,948
5,616	Weight Watchers International		257,550
14,310	Wells Fargo (1)		425,723
10,375	Whole Foods Market (1)		338,640
4,010	Wynn Resorts (1)		422,413
11,460	Yum! Brands		466,193
10,690	Zimmer Holdings*		792,770
			35,738,831
	France—5.9%
1,573	Aeroports de Paris		187,471
2,146	Air Liquide		323,152
901	Alstom		209,012
1,940	BNP Paribas		209,162
2,458	Bouygues SA		183,766
1,422	Compagnie de Saint-Gobain		114,570
7,144	Electricite de France		747,432
5,702	France Telecom		178,969
1,612	JC Decaux		46,179
1,797	Lafarge SA		324,231
6,821	LVMH Moet Hennessy Louis Vuitton		779,692
1,196	Neuf Cegetel		66,810
2,574	Pernod-Ricard SA		296,552
746	PPR		97,631
1,330	Remy Cointreau		82,516
3,950	Sanofi-Aventis SA		308,410
2,560	Societe Television Francaise 1		54,285
960	Sodexo		64,269
7,326	Suez SA		518,966
10,484	Total SA		880,438
721	Veolia Environnement		52,242
3,994	Vinci SA		294,932
1,180	Vivendi*		47,894
			6,068,581

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Germany—4.0%
3,220	Bayer AG		$274,724
4,203	Commerzbank AG		152,467
2,761	Daimler AG		214,629
1,036	Deutsche Boerse		151,972
2,569	Deutsche Post-Registered		80,114
2,258	E.ON AG		459,508
14,648	Fraport AG		1,059,086
1,753	Fresenius Medical Care		93,040
5,986	Fresenius SE		506,427
2,520	Hamburger Hafen und Logistik*		210,568
1,767	Henkel KGaA		71,142
2,380	Premiere AG*		50,023
10,384	Rhoen-Klinikum AG		313,960
4,584	Siemens AG-Registered		539,330
			4,176,990
	Japan—3.8%
9,520	Bank of Yokohama		69,412
3,567	Canon Inc		177,480
14	Central Japan Railway		136,638
4,625	Chiba Bank		36,244
1,882	Daikin Industries		93,281
1,841	Denso Corp		63,592
24	East Japan Railway		190,374
660	Fanuc Ltd		69,025
2,330	Honda Motor		73,572
952	Ibiden Co		41,173
4,439	ITOCHU Corp		46,085
30	Japan Tobacco		145,249
780	JFE Holdings		42,541
1,440	JSR Corp		32,311
19	KDDI Corp		121,079
6,240	Komatsu Ltd		188,078
2,575	Makita Corp		88,207
3,751	Matsushita Electric Industrial		87,754
2,150	Mitsubishi Corp		68,711
5,425	Mitsubishi Electric		55,127
15,658	Mitsubishi UFJ Financial		171,397
2,680	Mitsui & Co		62,570

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
1,874	Mitsui Fudosan		$46,980
11	Mizuho Financial		56,837
494	Nintendo Co		269,901
4,974	Nippon Electric Glass		76,388
3,120	Nissan Motor		27,525
1,280	Nitto Denko		52,787
1,948	Nomura Holdings		33,700
4,655	NSK Ltd		38,573
46	NTT DoCoMo		67,343
1,267	Promise Co		39,885
2,386	Sharp Corp		39,885
920	Shin-Etsu Chemical		56,515
2,980	Shizuoka Bank		36,327
1,960	Sony Corp		89,645
1,270	Stanley Electric		32,020
1,870	Sumitomo Chemical		12,078
16	Sumitomo Mitsui Financial		137,020
4,936	Sumitomo Trust & Banking		44,160
2,570	Suruga Bank		36,075
4,023	Suzuki Motor		101,239
8,328	Toyota Motor		419,946
1,205	Yamada Denki		102,502
2,092	Yamaha Motor		40,135
			3,917,366
United Kingdom—3.4%
6,031	Anglo American		390,472
4,794	BHP Billiton		170,906
61,547	BP PLC		744,790
9,320	Cadbury PLC		107,614
20,032	Diageo PLC		409,836
8,065	GlaxoSmithKline PLC		179,059
2,780	Reckitt Benckiser		161,764
17,174	Rolls-Royce Group*		149,321
1,538,790	Rolls-Royce Group-B shares*		3,048
17,620	Royal Bank of Scotland		120,396
14,868	Smith & Nephew		192,877
32,167	Tesco PLC		273,309
208,759	Vodafone Group		662,773
			3,566,165

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Switzerland—3.2%
5,190	ABB Ltd		$158,657
1,372	BKW FMB Energie		168,742
8,695	Compagnie Financiere Richemont (Unit)		527,185
420	Flughafen Zuerich-Registered		183,477
4,745	Holcim Ltd		464,227
1,399	Nestle SA-Registered		667,566
1,100	Nobel Biocare		39,626
3,088	Roche Holding		512,320
75	SGS SA		105,492
370	Swatch Group		99,467
580	Synthes Inc		79,520
4,350	Xstrata PLC		339,963
			3,346,242
	Hungary—3.2%
98,487	Magyar Telekom Telecommunications		524,891
447	MOL Hungarian Oil and Gas		63,767
57,616	OTP Bank		2,472,903
1,098	Richter Gedeon		227,157
			3,288,718
	Russia—3.0%
14,247	AvtoVAZ Sponsored GDR*		129,352
3,380	Cherepovets MK Severstal Sponsored GDR†		82,472
780	Evraz Group Sponsored GDR†		80,925
19,224	Gazprom OAO Sponsored ADR		1,022,717
1,770	LUKOIL Sponsored ADR (1)		159,831
310	Mechel Sponsored ADR		45,198
3,342	MMC Norilsk Nickel Sponsored ADR		90,167
10,919	NovaTek OAO		82,657
6,000	Novorossiysk Sea Trade Port Sponsored GDR*†		93,000
270	Open Investments*		67,567
4,683	Pharmstandard Sponsored GDR*†		117,075
2,242	Polyus Gold Sponsored ADR (1)		119,723
22,976	Rosneft Oil Sponsored GDR		225,165
1,747,416	RusHydro OJSC*		132,804
91,126	Sberbank		296,615
6,961	Sistema-Hals GDR*†		51,303
3,720	Uralkali*		38,874

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued
780	Uralkali Sponsored GDR*†		$40,755
890	Uralsvyazinform Sponsored ADR		8,277
1	VolgaTelecom Sponsored ADR (1)		9
10,849	VTB Bank Sponsored GDR*†		81,259
3,984	X 5 Retail Sponsored GDR-Registered*		139,440
			3,105,185
	Poland—2.9%
694	Bank BPH		27,874
5,850	Bank Handlowy w Warszawie		222,830
20,301	Bank Millennium		71,471
10,536	Bank Pekao		916,628
2,570	Bank Zachodni WBK		188,255
560	BRE Bank*		90,876
350	ING Bank Slaski		78,649
38,561	PKO Bank Polski		799,588
57,630	Polskie Gornictwo Naftowe I Gazownictwo		108,589
47,005	Telekomunikacja Polska		472,508
			2,977,268
	Australia—2.6%
11,525	BHP Billiton		459,077
139,852	Macquarie Airports		413,819
10,137	Newcrest Mining		276,070
8,388	Rio Tinto		1,075,635
3,570	Rio Tinto		417,941
			2,642,542
	Austria—2.1%
4,312	Erste Bank der Oesterreichischen Sparkassen		320,227
2,276	Flughafen Wien		287,733
14,164	Immoeast AG*		143,999
1,530	Oesterreichische Elektrizitaetswirtschafts-Class A		118,484
3,993	OMV AG		301,199
3,545	Raiffeisen International Bank		574,550
2,643	Vienna Insurance		197,844
4,700	Wienerberger AG		270,891
			2,214,927

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Czech Republic—2.1%
8,827	Komercni Banka		$2,162,632
	Canada—1.9%
2,680	Imperial Oil		158,123
27,227	Ivanhoe Mines*		260,618
2,040	OPTI Canada*		43,186
2,267	Potash Corp of Saskatchewan		417,316
1,980	Research In Motion*		240,827
5,620	Suncor Energy		634,210
3,910	Talisman Energy		79,085
16,030	UTS Energy *		86,111
			1,919,476
	Finland—1.4%
12,474	Fortum Oyj		529,604
4,112	Kemira Oyj		59,410
1,297	Kesko Oyj-Class B		49,130
11,878	Nokia Oyj		364,679
5,467	Orion Oyj-Class B		115,076
1,600	Outotec Oyj		100,115
4,004	Ramirent Oyj		66,577
760	Wartsila Oyj		52,063
3,505	YIT Oyj		99,589
			1,436,243
	Italy—1.3%
17,870	Banca Popolare di Milano		220,516
7,711	Buzzi Unicem		197,282
12,906	Credito Emiliano		171,497
53,800	Intesa Sanpaolo		381,114
8,140	Mediobanca SpA		170,201
27,411	UniCredit SpA		208,302
			1,348,912
	Norway—1.0%
3,670	Aker Solutions		93,545
14,713	DnB NOR*		219,687
4,032	Norsk Hydro		59,809

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Norway—Continued
14,513	StatoilHydro ASA		$524,002
2,020	Yara International		147,448
			1,044,491
	Hong Kong—0.8%
46,797	China Merchants Holdings International		240,151
3,617	China Mobile		62,228
47,350	GOME Electrical Appliances*		108,130
50,200	Melco International Development		68,783
6,970	Melco PBL Entertainment Macau Sponsored ADR*		92,004
207,439	Shun Tak		276,245
			847,541
	Spain—0.8%
7,180	Banco Bilbao Vizcaya Argentaria		165,107
10,840	Iberdrola Renovables*		78,477
16,610	Iberdrola SA		243,344
11,838	Telefonica SA		342,256
			829,184
	Netherlands—0.8%
18,885	KKR Private Equity Investors (Unit)		281,386
9,778	Koninklijke (Royal) KPN		179,407
916	Koninklijke Vopak		62,535
1,628	TNT NV		63,239
6,907	Unilever NV		232,276
			818,843
	Mexico—0.7%
31,604	America Movil-Class L		91,644
6,697	Fomento Economico Mexicano Sponsored ADR		290,985
49,166	Grupo Financiero Banorte		216,686
5,590	Grupo Televisa Sponsored ADR		137,961
			737,276
	Sweden—0.7%
1,744	Getinge AB-Class B		44,518
24,096	Nordea Bank		398,796
4,329	Swedbank AB		109,781

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Sweden—Continued
13,379	TeliaSonera AB		$119,418
			672,513
	Belgium—0.5%
5,090	KBC Ancora		544,976
	India—0.5%
3,770	ICICI Bank		81,830
2,040	Oil & Natural Gas		52,033
3,388	State Bank of India GDR		314,745
677	State Bank of India GDR-Registered Shares*		62,893
			511,501
	Ireland—0.5%
50,932	Dragon Oil*		502,349
	Denmark—0.5%
1,040	Carlsberg A/S-Class B		138,425
1,000	FLSmidth & Co-Class B		105,563
2,280	Novo Nordisk-Class B		156,492
676	Vestas Wind Systems*		73,899
			474,379
	Romania—0.5%
9,401	BRD-Groupe Societe Generale		85,099
1,820,013	SNP Petrom		378,227
			463,326
	Ukraine—0.4%
612,930	Raiffeisen Bank Aval		98,574
677	Ukrnafta Oil*		38,247
577,960	Ukrsotsbank JSCB*		110,122
1,096,759	UkrTelecom*		206,914
			453,857
	China—0.3%
309,292	Beijing Capital International Airport-Class H		316,252
49,040	Wumart Stores-Class H		42,468
			358,720

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Multinational—0.3%
1,508	Central European Media Enterprises-Class A* (1)		$159,878
1,760	Millicom International Cellular* (1)		190,098
			349,976
	Portugal—0.3%
12,756	Energias de Portugal*		80,631
23,100	Jeronimo Martins		182,699
			263,330
	Greece—0.2%
40,300	Alapis Holding Industrial and Commercial		130,506
4,161	Hellenic Telecommunications Organization		123,864
			254,370
	Cyprus—0.2%
10,144	Bank of Cyprus Public		139,928
9,810	Marfin Popular Bank Public*		87,363
			227,291
	Lebanon—0.2%
6,660	SOLIDERE-Class A		159,973
	New Zealand—0.1%
78,750	Auckland International Airport		131,104
	Croatia—0.1%
1,300	Hrvatske Telekomunikacije Sponsored GDR†		76,213
492	Podravka Prehrambena Industija		42,169
			118,382
	Chile—0.1%
4,010	Sociedad Quimica y Minera de Chile Sponsored ADR		114,325
	South Korea—0.1%
154	Samsung Electronics		109,205
	South Africa—0.1%
2,490	Impala Platinum		101,701
	Indonesia—0.1%
169,770	Semen Gresik Persero		77,779

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Turkey—0.1%
5,174	Acibadem Saglik Hizmetleri ve Ticaret		$39,700
1	Anadolu Anonim Turk Sigorta Sirketi		1
6,152	Turkiye Garanti Bankasi		32,995
			72,696
	Philippines—0.0%
2,158	Ayala Corp		15,185
46,092	Ayala Land		10,686
			25,871
	TOTAL COMMON STOCKS (Cost $88,404,530)		88,175,037
WARRANTS—3.2%
	Taiwan—1.5%
29,896	Asia Cement, Issued by Deutsche Bank AG London, Expires 09/26/2017†		53,783
57,810	Cathay Financial, Issued by Citigroup, Expires 01/17/2012		161,579
124,960	Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012*†		129,709
101,426	Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018†		261,375
69,926	Far Eastern Textile, Issued by Citigroup, Expires 01/17/2012†		117,056
38,200	First Financial, Issued by Citigroup, Expires 01/20/2010		46,184
47,331	Fubon Financial, Issued by Deutsche Bank AG London, Expires 03/13/2017		56,371
14,979	President Chain Store, Issued by Deutsche Bank AG London, Expires 10/05/2016†		52,576
50,423	Taiwan Cement, Issued by Morgan Stanley, Expires 12/04/2009		82,774
22,103	Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017†		107,023
10,309	Taiwan Liquid, Issued by Goldman Sachs International, Expires 04/02/2009		404,464
78,351	Tatung Co, Issued by Deutsche Bank AG London, Expires 03/05/2018†		47,349
43,480	Yuanta Financial, Issued by Citigroup, Expires 01/17/2012*†		41,219
			1,561,462

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—Continued
	India—1.2%
12,050	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by Citigroup, Expires 10/24/2012†		$225,913
4,636	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by CLSA, Expires 03/22/2012†		85,951
3,802	Bharti Airtel-Issued by CLSA, Expires 05/31/2010*†		86,592
3,647	ICICI Bank, Issued by Citigroup, Expires 10/24/2012†		79,034
335	ICICI Bank, Issued by CLSA, Expires 05/10/2010†		7,574
3,205	Mahindra & Mehindra, Issued by CLSA, Expires 06/28/2010†		50,222
5,177	State Bank of India, Issued by Citigroup, Expires 10/24/2012†		233,155
9,478	State Bank of India, Issued by CLSA, Expires 05/13/2010†		420,638
1,955	State Bank of India, Issued by Deutsche Bank AG, Expires 08/18/2017†		88,981
			1,278,060
	Russia—0.5%
4	Unified Energy System, Issued by Deutsche Bank AG London-Corporate Action, Expires 12/31/2009*† (2)		0
4	Unified Energy System, Issued by Deutsche Bank AG London-FAR EAST, Expires 12/31/2009*† (2)		10,800
4	Unified Energy System, Issued by Deutsche Bank AG London-FSK, Expires 12/31/2009*† (2)		69,122
4	Unified Energy System, Issued by Deutsche Bank AG London-InterRAO UES, Expires 12/31/2009*† (2)		16,746
4	Unified Energy System, Issued by Deutsche Bank AG London-MRSK HLD, Expires 12/31/2009*† (2)		64,600
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK1, Expires 12/31/2009*† (2)		26,552
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK2, Expires 12/31/2009*† (2)		14,022
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK3, Expires 12/31/2009*† (2)		13,988
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009*† (2)		30,410
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK6, Expires 12/31/2009*† (2)		15,642
4	Unified Energy System, Issued by Deutsche Bank AG London-OGK7 HYDRO, Expires 12/31/2009*† (2)		88,401
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK1, Expires 12/31/2009*† (2)		17,587

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—Continued
	Russia—Continued
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK2, Expires 12/31/2009*† (2)		$4,051
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK3, Expires 12/31/2009*† (2)		19,487
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK4, Expires 12/31/2009*† (2)		5,458
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK6, Expires 12/31/2009*† (2)		4,414
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK7, Expires 12/31/2009*† (2)		9,631
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK8, Expires 12/31/2009*† (2)		8,907
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK9, Expires 12/31/2009*† (2)		7,272
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK10, Expires 12/31/2009*† (2)		13,290
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009*† (2)		2,722
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK12, Expires 12/31/2009*† (2)		6,151
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK13, Expires 12/31/2009*† (2)		4,687
4	Unified Energy System, Issued by Deutsche Bank AG London-TGK14, Expires 12/31/2009*† (2)		1,010
			454,950
	TOTAL WARRANTS (Cost $3,045,241)		3,294,472
PREFERRED STOCKS—1.0%
	Brazil—0.7%
30,560	Petroleo Brasileiro		762,058
	Russia—0.3%
368	Silvinit (2)		285,200
24,975	URSA Bank*		34,216
			319,416
	Philippines—0.0%
56,604	Ayala Land* (2)		134
	TOTAL PREFERRED STOCKS (Cost $799,175)		1,081,608

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
INVESTMENT FUNDS—0.7%
	United States—0.7%
10,050	Claymore/Mac Global Solar Energy Index ETF*		$262,707
12,070	Powershares DB Agriculture Fund* (1)		441,762
			704,469
	Romania—0.0%
16,000	SIF 3 Transilvania Brasov*		10,404
22,300	SIF 5 Oltenia Craiova		27,104
			37,508
	TOTAL INVESTMENT FUNDS (Cost $774,776)		741,977

Face Value	Currency
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.5%
		United States—0.5%
		U.S. Treasury Bill
500,000	USD	0.700% due 05/22/2008 (3)	499,796
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $499,796)	499,796
Share Amount
RIGHTS—0.0%
		Austria—0.0%
2,643		Vienna Insurance (Cost $0)	0
Share Amount
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—5.4%
		United States—5.4%
5,597,128	USD	State Street Navigator Securities Lending Prime Portfolio (Cost $5,597,128)	5,597,128

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

Face Value	Currency	Description	Market Value (Note 2)
REPURCHASE AGREEMENT—1.9%
		United States—1.9%
1,966,334	USD	State Street Bank & Trust Repurchase Agreement, dated 04/30/2008, due 05/01/2008 with a maturity value of $1,966,391 and an effective yield of 1.05%, collateralized by a U.S. Government and Agency Obligation, with a rate of 2.966%, a maturity of 08/15/2036 and an aggregate market value of $2,009,406. (Cost $1,966,334)	$1,966,334
		TOTAL INVESTMENTS—97.9% (Cost $101,086,980)	101,356,352
		OTHER ASSETS AND LIABILITIES (Net)—2.1%	2,146,994
		TOTAL NET ASSETS—100.0%	$103,503,346

Notes to the Portfolio of Investments.

  ADR  American Depositary Receipt

  GDR  Global Depositary Receipt

  (1)  All or a portion of this security was on loan to brokers at April 30, 2008.

  (2)  Illiquid security.

  (3)  Security has been pledged for futures collateral.

  *  Non-income producing security.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

    Aggregate cost for federal income tax purposes was $101,281,228.

Glossary of Currencies

  USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2008

Julius Baer Global Equity Fund Inc.

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/12/08	AUD	463,720	434,699	424,872	$9,827
06/06/08	CAD	615,433	610,904	619,397	(8,493)
05/15/08	CHF	382,765	367,550	348,570	18,980
06/10/08	HKD	12,285,367	1,577,862	1,580,610	(2,748)
05/27/08	INR	10,304,951	253,818	257,013	(3,195)
05/20/08	JPY	97,514,502	934,143	909,174	24,969
06/03/08	KRW	198,145,536	197,492	209,014	(11,522)
07/24/08	KRW	353,512,500	352,270	355,754	(3,484)
05/15/08	NOK	1,052,900	205,851	190,746	15,105
06/23/08	TRY	71,854	55,167	54,767	400
05/05/08	TWD	9,159,165	300,818	286,492	14,326
05/16/08	TWD	24,484,782	804,375	814,880	(10,505)
06/05/08	TWD	9,159,165	301,041	301,229	(188)
07/21/08	TWD	7,198,635	237,646	243,022	(5,376)
Net unrealized appreciation on forward foreign exchange contracts to buy					$38,096

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/06/08	CAD	615,433	610,904	607,175	$(3,729)
06/20/08	CAD	261,843	259,886	258,253	(1,633)
06/20/08	CZK	4,628,149	285,056	288,056	3,000
06/10/08	EUR	2,198,285	3,417,463	3,365,574	(51,889)
06/18/08	EUR	1,095,000	1,701,651	1,696,703	(4,948)
06/20/08	EUR	367,991	571,812	572,414	602
06/26/08	EUR	540,986	840,387	830,000	(10,387)
06/18/08	GBP	324,000	639,642	651,726	12,084
05/19/08	HUF	91,372,587	563,192	503,930	(59,262)
05/20/08	JPY	41,428,592	396,867	416,498	19,631
05/21/08	MXN	3,022,968	287,125	278,307	(8,818)
05/19/08	PLN	1,368,571	616,172	556,715	(59,457)
06/23/08	TRY	71,854	55,167	55,649	482
05/05/08	TWD	9,159,165	300,818	300,655	(163)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(164,487)

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)

(Unaudited) April 30, 2008

Julius Baer Global Equity Fund Inc.

Glossary of Currencies

  AUD  — Australian Dollar

  CAD  — Canadian Dollar

  CHF  — Swiss Franc

  CZK  — Czech Koruna

  EUR  — Euro

  GBP  — British Pound Sterling

  HKD  — Hong Kong Dollar

  HUF  — Hungarian Forint

  INR  — Indian Rupee

  JPY  — Japanese Yen

  KRW  — Republic of Korea Won

  MXN  — Mexican Nuevo Peso

  NOK  — Norwegian Krone

  PLN  — Polish Zloty

  TRY  — Turkish Lira

  TWD  — New Taiwan Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer Global Equity Fund Inc.

At April 30, 2008, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	19.3%	$19,987,140
Industrials	12.1	12,541,872
Energy	11.2	11,648,202
Consumer Staples	9.4	9,770,758
Materials	9.1	9,399,046
Consumer Discretionary	7.2	7,458,866
Healthcare	7.2	7,442,714
Telecommunications	5.1	5,268,262
Information Technology	5.0	5,151,913
Utilities	4.5	4,624,321
Cash & Cash Equivalents	7.8	8,063,258	*
Total Investments	97.9	101,356,352
Other Assets and Liabilities (Net)	2.1	2,146,994	*
Net Assets	100.0%	$103,503,346

* Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $2,444,171 and notional market value for futures, which is 2.36% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—80.4%
	France—8.2%
101,564	Accor SA		$8,428,062
497,143	Aeroports de Paris		59,249,848
766,906	Air Liquide (1)		115,483,288
137,453	Alstom		31,886,086
740,648	BNP Paribas		79,853,205
722,977	Bouygues SA (1)		54,051,451
163,544	Bureau Veritas*		9,102,724
512,772	Compagnie de Saint-Gobain		41,313,822
81,434	EDF Energies Nouvelles (1)		5,475,827
1,787,613	Electricite de France		187,026,650
133,390	Eurazeo		17,247,400
2,201,833	France Telecom		69,109,161
501,024	JC Decaux (1)		14,352,814
645,792	Lafarge SA		116,519,696
1,804,033	LVMH Moet Hennessy Louis Vuitton		206,214,679
479,412	Neuf Cegetel (1)		26,780,708
184,063	Nexity (1)		8,238,821
689,930	Pernod-Ricard SA		79,487,249
190,646	PPR		24,950,417
279,674	Remy Cointreau		17,351,664
582,037	Sanofi-Aventis SA		45,444,596
942,496	Societe Television Francaise 1 (1)		19,985,607
161,857	Sodexo (1)		10,835,792
2,640,553	Suez SA (1)		187,054,002
148,860	Technip SA (1)		13,757,282
3,754,129	Total SA		315,268,698
267,505	Veolia Environnement		19,382,911
1,117,741	Vinci SA		82,538,206
302,337	Vivendi* (1)		12,271,370
60,491	Wendel (1)		8,347,035
			1,887,009,071
	United Kingdom—6.5%
1,782,442	AMEC PLC		28,065,213
2,243,311	Anglo American		145,241,330
1,628,031	BAE Systems		15,049,872
1,782,928	BHP Billiton		63,561,205
21,914,425	BP PLC		265,189,974
3,248,726	BT Group		14,332,324

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United Kingdom—Continued
2,633,297	Burberry Group		$25,229,383
2,944,635	Cadbury PLC		34,000,542
2,281,335	Ceres Power*		6,641,898
4,716,951	Compass Group		31,856,756
7,744,971	Diageo PLC		158,454,993
2,832,791	GlaxoSmithKline PLC		62,893,528
7,490,844	Highland Gold Mining*		28,670,553
593,123	Intertek Group		11,429,926
660,020	Peter Hambro Mining*		16,496,897
1,840,300	QinetiQ PLC		7,070,924
1,025,404	Reckitt Benckiser		59,666,781
6,035,867	Rolls-Royce Group*		52,479,537
540,813,683	Rolls-Royce Group-B shares*		1,071,109
6,590,375	Royal Bank of Scotland		45,031,357
5,348,135	Smith & Nephew		69,379,229
11,543,422	Tesco PLC		98,079,372
75,879,402	Vodafone Group		240,903,568
924,334	William Hill		7,066,462
942,323	WPP Group		11,543,176
671,076	Xchanging PLC*		3,322,749
			1,502,728,658
	Japan—5.8%
261,890	Acom Co (1)		8,068,948
465,349	Aeon Credit Service		7,355,818
291,700	Aiful Corp (1)		5,693,886
313,527	Aisin Seiki		10,889,896
361,726	Bank of Kyoto		4,586,039
3,028,686	Bank of Yokohama		22,082,659
1,172,688	Canon Inc		58,348,269
1,149	Central Japan Railway		11,214,047
1,770,000	Chiba Bank		13,870,730
262,147	Credit Saison		7,023,362
631,000	Daihatsu Motor		7,498,823
199,300	Daikin Industries		9,878,232
795,458	Daiwa Securities		7,847,261
688,406	Denso Corp		23,779,023
1,347	Dentsu Inc		3,080,404
3,148	East Japan Railway		24,970,740

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
282,500	Eisai Co		$9,947,373
171,600	Exedy Corp		4,704,181
255,400	Fanuc Ltd		26,710,573
4,086	Fuji Television Network		6,646,445
1,093,000	Gunma Bank		8,690,872
817,852	Honda Motor		25,824,434
272,332	HOYA Corp		7,504,700
263,260	Ibiden Co		11,385,850
1,344,000	Isuzu Motors		6,494,307
1,259,297	ITOCHU Corp		13,073,746
256,000	Japan Airport Terminal (1)		5,095,015
9,717	Japan Tobacco		47,046,235
187,301	JFE Holdings		10,215,441
331,931	JS Group		5,720,101
297,728	JSR Corp		6,680,434
3,345	KDDI Corp		21,316,333
1,224,148	Koito Manufacturing		16,047,103
1,373,800	Komatsu Ltd		41,407,234
581,269	Kubota Corp		4,049,027
100,900	Kyocera Corp		9,229,777
584,112	Makita Corp		20,008,812
1,469,132	Matsushita Electric Industrial		34,370,182
841,397	Mitsubishi Corp		26,889,924
1,369,000	Mitsubishi Electric		13,911,377
5,532,022	Mitsubishi UFJ Financial		60,555,288
1,058,000	Mitsui & Co		24,701,177
307,022	Mitsui Fudosan		7,696,849
3,671	Mizuho Financial (1)		18,967,946
496,000	Nabtesco Corp		7,285,044
121,500	Nichi-iko Pharmaceutical		3,173,811
171,926	Nintendo Co		93,933,352
1,159,314	Nippon Electric Glass		17,804,028
1,729	Nippon Telegraph & Telephone		7,411,654
400,226	Nissan Motor		3,530,843
161,531	Nitto Denko		6,661,550
697,049	Nomura Holdings		12,058,794
935,000	NSK Ltd		7,747,680
15,923	NTT DoCoMo		23,310,870
119,279	Olympus Corp		3,903,303

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
278,580	Promise Co (1)		$8,769,766
761,000	Ricoh Co		13,055,909
485	Sapporo Hokuyo		3,893,551
64,700	SAWAI Pharmaceutical (1)		2,717,759
169,841	Seven & I		5,021,612
479,000	Sharp Corp		8,007,014
214,600	Shin-Etsu Chemical		13,182,777
914,603	Shizuoka Bank		11,149,213
740,708	Sony Corp		33,877,947
443,688	Stanley Electric		11,186,660
1,468,000	Sumitomo Chemical		9,481,389
769,652	Sumitomo Corp		10,288,048
469,600	Sumitomo Electric Industries		6,012,102
1,502,696	Sumitomo Heavy Industries		12,581,179
2,877,175	Sumitomo Metal Industries		12,030,671
5,091	Sumitomo Mitsui Financial		43,598,172
1,777,653	Sumitomo Trust & Banking		15,903,794
776,000	Suruga Bank		10,892,661
1,529,200	Suzuki Motor		38,482,404
318,800	Takeda Pharmaceutical		16,746,838
277,950	Takefuji Corp		6,555,801
59,150	TOWA Pharmaceutical (1)		2,286,537
1,720,689	Toyota Motor		86,767,113
146,900	Ulvac Inc (1)		5,973,830
348,680	Yamada Denki		29,659,987
503,500	Yamaha Motor		9,659,530
333,587	Yamato Holdings		4,842,135
			1,340,524,201
	Germany—5.2%
123,006	Adidas AG		7,849,915
481,957	Arcandor AG* (1)		9,056,831
1,061,205	Bayer AG (1)		90,540,016
1,571,200	Commerzbank AG (1)		56,996,490
90,063	Continental AG (1)		10,590,747
1,386,693	Curanum AG		10,039,082
995,053	Daimler AG (1)		77,351,457
297,625	Deutsche Beteiligungs		7,390,789
332,563	Deutsche Boerse (1)		48,784,038

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Germany—Continued
1,041,248	Deutsche Post-Registered		$32,471,014
311,640	Deutsche Postbank (1)		27,326,031
526,317	Deutsche Wohnen		12,946,882
825,325	E.ON AG (1)		167,955,617
3,212,832	Fraport AG (1)		232,295,580
841,095	Fresenius Medical Care (1)		44,640,882
794,018	Fresenius SE		67,175,468
293,013	Hamburger Hafen und Logistik*		24,483,821
664,751	Henkel KGaA		26,763,829
81,782	MAN AG (1)		11,426,271
723,632	Marseille-Kliniken AG (3)		11,942,200
1,832,860	Mediclin AG* (3)		6,163,732
145,299	Merck KGaA		20,633,163
165,892	MLP AG (1)		2,776,480
284,513	Praktiker Bau-und Heimwerkermaerkte		6,170,409
330,732	Premiere AG*		6,951,375
225,463	Rheinmetall AG		17,091,327
1,111,625	Rhoen-Klinikum AG		33,609,980
908,672	Siemens AG-Registered		106,909,743
267,844	Tognum AG*		7,714,617
266,561	Wacker Construction Equipment*		5,303,813
			1,191,351,599
	Russia—4.6%
444,544	AFI Development Sponsored GDR*†		3,214,053
437,925	Alfa Cement* (2)		65,688,750
2,906,455	AvtoVAZ Sponsored GDR*		26,388,455
16,054,502	Central Telecommunication (2)		10,957,198
53,536,950	Chelindbank OJSC* (2)		12,848,868
326,584	Cherepovets MK Severstal Sponsored GDR†		7,968,650
248,080	Evraz Group Sponsored GDR†		25,738,300
3,948,290	Gazprom OAO Sponsored ADR		210,049,028
2,232,256,372	IDGC of Center and Volga* (2)		25,894,174
654,446,547	IDGC of North-West* (2)		7,431,744
166,480,998	IDGC of the South* (2)		3,381,019
547,651	Kuban Energy Retail* (2)		1,095,302
547,651	Kuban Trunk Grid* (2)		273,826
547,651	Kubanenergo* (2)		14,810,760
11,287,332	Lenenergo* (2)		19,188,464

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Russia—Continued
261,746	LUKOIL Sponsored ADR		$23,635,664
87,778	Mechel Sponsored ADR (1)		12,798,032
1,224,818	MMC Norilsk Nickel Sponsored ADR		33,045,590
50,181,127	Moscow City Electricity Distribution (2)		2,684,690
273,975	North-West Telecom Sponsored ADR		15,753,563
1,894,015	NovaTek OAO		14,337,694
111,590	NovaTek OAO Sponsored GDR†		8,447,363
141,148	NovaTek OAO Sponsored GDR-Registered Shares		10,684,904
66,772,886	Novorossiysk Sea Trade Port		13,688,442
167,314	Novorossiysk Sea Trade Port Sponsored GDR*† (1)		2,593,367
441,444	OAO Dalsvyaz* (2)		1,995,327
77,528	Open Investments*		19,401,382
166,537	Pharmstandard*		11,083,037
423,630	Polyus Gold Sponsored ADR (1)		22,621,842
143,415	RBC Information Systems*		1,210,423
2,748,622	Rosneft Oil		26,799,065
2,472,048	Rosneft Oil Sponsored GDR		24,226,070
78,061	RTS Stock Exchange (2)		43,362,886
338,985,782	RusHydro OJSC*		25,762,919
16,906,493	Sberbank		55,030,635
277,410	Sibirskiy Cement (2)		51,459,555
56,811	Sibirtelecom Sponsored ADR		3,840,424
20,946	Sistema-Hals* (2)		3,087,440
1,483,076	Sistema-Hals GDR*†		10,930,270
787,702	Southern Telecommunication Sponsored ADR		5,297,296
7,429,891	Sverdlovenergo* (2)		6,686,902
5,026,557	Uralkali*		52,527,521
59,670	Uralkali Sponsored GDR*†		3,117,758
645,906	Veropharm* (3)		34,006,951
1,150,473	VolgaTelecom		5,234,652
205,040	VolgaTelecom Sponsored ADR (1)		1,824,856
64,840	Volskcement* (2)		26,908,600
823,770	Vostok Nafta Investment*		16,079,997
1,725,734	VTB Bank Sponsored GDR*†		12,925,748
54,208	Wimm-Bill-Dann Foods Sponsored ADR (1)		6,597,114
552,344	X 5 Retail Sponsored GDR-Registered*		19,332,040
			1,063,948,610

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Switzerland—4.3%
2,047,855	ABB Ltd		$62,602,566
292,446	BKW FMB Energie		35,967,868
1,953,511	Compagnie Financiere Richemont (Unit)		118,442,916
567,614	Dufry Group		61,527,167
136,505	Flughafen Zuerich-Registered (1)		59,632,063
1,158,646	Holcim Ltd		113,356,082
401,177	Nestle SA-Registered		191,431,011
242,530	Nobel Biocare		8,736,715
340,902	Roche Holding		56,557,885
23,975	SGS SA		33,722,217
384,991	Swatch Group		103,497,172
114,499	Synthes Inc		15,698,197
1,512,761	Xstrata PLC		118,226,059
			979,397,918
	Poland—4.1%
4,274,721	Agora SA (3)		78,330,062
185,249	Bank BPH		7,440,356
892,087	Bank Handlowy w Warszawie		33,980,054
2,858,170	Bank Millennium		10,062,346
2,542,436	Bank Pekao		221,191,015
922,930	Bank Zachodni WBK		67,605,538
108,622	BRE Bank*		17,627,083
542,832	Budimex SA*		19,257,518
103,866	Dom Development		3,090,135
347,671	Grupa Kety		18,258,056
436,617	Inter Cars		21,708,824
87,826	Inter Groclin Auto*		675,006
588,065	NFI Empik Media & Fashion*		5,328,212
378,963	Opoczno SA*		4,894,199
10,316,952	PKO Bank Polski		213,928,864
557,625	Polish Energy Partners*		7,211,622
117,363	Polnord SA*		5,290,435
979,956	Polska Grupa Farmaceutyczna		36,443,549
4,783,965	Polski Koncern Miesny Duda*		9,790,480
4,910,883	Polskie Gornictwo Naftowe I Gazownictwo		9,253,287
320,892	Sniezka SA		5,337,592
9,876,593	Stalexport Autostrady*		12,198,821

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Poland—Continued
823,850	Stomil Sanok		$4,976,375
24,508	Techmex SA*		427,542
12,134,290	Telekomunikacja Polska		121,977,401
			936,284,372
	Australia—3.6%
1,190,950	Austereo Group		1,930,342
4,226,529	BHP Billiton		168,355,898
134,226	Consolidated Media		457,886
134,226	Crown Ltd		1,387,572
530,382	Fairfax Media (1)		1,749,319
34,959,693	Macquarie Airports		103,444,997
4,106,412	Newcrest Mining		111,833,675
709,992	Prime Media		2,040,636
2,206,336	Rio Tinto (1)		282,929,470
1,310,037	Rio Tinto		153,366,438
786,814	Ten Network (1)		1,660,857
			829,157,090
	Hungary—3.4%
980,663	Ablon Group		3,457,209
101,460	Egis Gyogyszergyar		11,247,048
27,472,662	Magyar Telekom Telecommunications		146,416,760
92,386	MOL Hungarian Oil and Gas		13,179,453
13,774,898	OTP Bank		591,224,539
120,470	Richter Gedeon		24,923,152
			790,448,161
	Canada—2.8%
916,446	Cameco Corp		31,858,579
167,194	Canadian Natural Resources		14,202,608
3,030,263	Eldorado Gold*		20,671,142
900,411	Imperial Oil		53,125,232
9,330,696	Ivanhoe Mines*		89,313,782
1,027,304	OPTI Canada*		21,747,713
831,516	Potash Corp of Saskatchewan		153,067,969
772,834	Research In Motion*		93,999,799
1,212,681	Suncor Energy		136,849,564
1,330,638	Talisman Energy (1)		26,914,007
2,158,874	UTS Energy*		11,597,168
			653,347,563

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Austria—2.8%
1,328,162	CA Immo International*		$21,050,361
333,794	CA Immobilien Anlagen*		7,769,274
993,588	Erste Bank der Oesterreichischen Sparkassen		73,787,948
806,641	Flughafen Wien (1)		101,975,781
2,884,917	Immoeast AG*		29,329,673
380,083	Oesterreichische Elektrizitaetswirtschafts-Class A		29,433,706
1,488,123	OMV AG		112,251,804
1,122,569	Raiffeisen International Bank (1)		181,938,451
265,045	Telekom Austria		6,540,480
607,871	Vienna Insurance (1)		45,502,641
448,818	Wienerberger AG		25,868,271
			635,448,390
	Finland—2.7%
970,228	Atria PLC (1)		21,162,777
307,704	Citycon Oyj (1)		1,786,910
334,294	Cramo Oyj (1)		7,786,116
128,352	Elisa Oyj (1)		2,889,560
3,901,076	Fortum Oyj		165,626,669
2,196,603	HKScan Oyj		28,487,694
1,317,969	Kemira Oyj (1)		19,042,058
227,496	Kesko Oyj-Class B		8,617,407
184,946	Metso Oyj (1)		8,004,799
5,395,809	Nokia Oyj (1)		165,662,495
789,582	Olvi Oyj		30,904,607
340,800	Oriola-KD Oyj-Class A		1,544,021
2,522,169	Oriola-KD Oyj-Class B		11,662,492
980,081	Orion Oyj-Class B		20,630,007
717,952	Outotec Oyj		44,923,557
677,976	Pohjola Bank		13,510,923
1,142,504	Ramirent Oyj		18,997,205
388,931	Sanoma-WSOY Ojy (1)		9,960,914
136,198	Wartsila Oyj		9,330,053
1,505,949	YIT Oyj (1)		42,789,169
			633,319,433

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Italy—2.6%
2,215,356	Aeffe SpA*		$6,111,783
1,323,930	Aicon SpA*		2,848,615
132,215	Autogrill SpA		2,014,610
341,041	Banca Popolare dell' Emilia Romagna		7,566,276
391,498	Banca Popolare dell'Etruria e del Lazio		5,479,614
6,215,776	Banca Popolare di Milano		76,702,610
744,757	Banca Popolare di Sondrio (1)		10,435,610
2,213,177	Buzzi Unicem		56,623,110
4,144,862	Credito Emiliano		55,077,513
166,318	Finmeccanica SpA		5,800,267
676,521	Geox SpA (1)		9,797,569
19,985,016	Intesa Sanpaolo		141,571,755
603,240	Italcementi SpA		13,080,960
70,800	Lottomatica SpA (1)		2,185,832
2,841,415	Mediobanca SpA (1)		59,411,621
1,292,320	Piccolo Credito Valtellinese (1)		15,363,731
514,748	SAVE SpA		8,006,097
9,070,345	Telecom Italia		19,092,430
10,001,311	UniCredit SpA		76,002,252
758,327	Unione di Banche Italiane (1)		20,051,978
			593,224,233
	Czech Republic—2.3%
2,126,273	Komercni Banka (3)		520,940,950
	Norway—2.0%
965,759	Aker Solutions		24,616,460
2,465,150	Austevoll Seafood*		17,608,214
3,292,006	Copeinca ASA*		22,547,986
5,199,346	DnB NOR*		77,634,070
1,966,882	Marine Farms* (3)		9,872,901
1,479,209	Norsk Hydro (1)		21,942,083
731,971	Norske Skogindustrier* (1)		3,258,775
865,827	RomReal Ltd*		1,999,366
2,783,755	Scandanavian Property Development*		13,891,537
5,239,362	StatoilHydro ASA (1)		189,170,702
1,139,842	Telenor ASA*		22,975,289
737,420	Yara International (1)		53,827,331
			459,344,714

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Ukraine—1.7%
214,485	Anthousa Ltd Sponsored GDR*† (2)		$11,019,746
8,831,598	Bank Forum*		45,523,703
76,611,005	Bohdan Automobile Plant*		15,796,084
2,343,250	Centrenergo*		9,517,943
178,305	Centrenergo Sponsored ADR*		7,280,018
1,237,519	Chernivsioblenergo* (2)		2,704,681
5,006,914	Davento Sponsored GDR* (2)		33,519,637
20,500	Dniproenergo* (2)		8,235,928
13,797,906	Dragon-Ukrainian Properties & Development* (3)		30,470,099
7,562,990	Harkivoblenergo* (2)		11,851,283
10,700	Ivano-Frankivskcement* (2)		3,695,361
902,412	Khmelnitskoblenergo JSC* (2)		2,000,192
2,750,000	Kirovogradoblenergo* (2)		5,783,505
240,262	Korukivskas Technical Papers Factory* (2)		2,229,235
3,228,131	Krymenergo* (2)		6,655,940
115,161	Kyivmedpreparat* (2)(3)		7,182,722
189,156	Lvivoblenergo* (2)		370,512
267,596	Odessaoblenergo*		273,113
319,268	Oranta* (2)		9,545,126
488,244	Poltavaoblenergo* (2)		870,786
93,280,824	Raiffeisen Bank Aval		15,001,864
65,228	Retail Group* (2)		32,770,345
21,017	Rodovid Bank* (2)		30,333,814
6,895,336	Slavutich Brewery* (2)		4,094,550
641,180	Ternopil'oblenergo* (2)		1,526,934
2,636,403	Tsukrovyy soyz Ukrros* (2)		7,066,647
1,153,346,022	Ukrinbank* (2)(3)		8,442,020
17,577	Ukrnafta Oil Sponsored ADR*		5,883,611
84,835,914	Ukrsotsbank JSCB*		16,164,302
116,751,392	UkrTelecom*		22,026,293
573,260	UkrTelecom Sponsored GDR*		5,239,025
65,728	Vinnitsaoblenergo* (2)		6,979,365
4,114,636	Volynoblenergo* (2)		1,717,967
4,799,516	Zakarpattyaoblenergo* (2)		8,411,523
15,000	Zakhidenergo*		1,280,412
595,792	Zakhidenergo GDR*		12,780,201
400,000	Zhytomyroblenergo* (2)		779,381
			395,023,868

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Sweden—1.5%
969,958	East Capital Explorer*		$14,968,862
893,711	Elekta AB-Class B (1)		15,544,161
785,886	Getinge AB-Class B (1)		20,060,655
207,117	Hemtex AB (1)		2,237,431
430,493	Hennes & Mauritz-Class B		25,568,793
253,930	Modern Times-Class B		18,640,640
1,619,369	Morphic Technologies* (1)		2,796,278
8,721,610	Nordea Bank (1)		144,345,239
7,816	RaySearch Laboratories*		146,048
2,376,933	Rezidor Hotel		12,452,046
1,594,416	Swedbank AB (1)		40,433,316
7,103,522	Telefonaktiebolaget LM Ericsson-Class B		18,108,864
3,581,655	TeliaSonera AB		31,969,192
			347,271,525
	Hong Kong—1.5%
9,985,758	China Merchants Holdings International		51,244,492
1,331,626	China Mobile		22,909,584
34,129,602	Clear Media* (3)		29,205,405
40,296,244	Emperor Entertainment Hotel		9,253,878
14,816,208	Galaxy Entertainment* (1)		11,233,904
18,828,868	GOME Electrical Appliances*		42,998,210
5,823,459	Hutchison Telecommunications International*		8,188,375
34,260,718	Melco International Development		46,943,328
7,648	Melco PBL Entertainment Macau Sponsored ADR*		100,954
67,095,612	Shun Tak		89,350,634
20,230,339	Texwinca Holdings		15,235,174
18,639,053	Tianjin Port Development		10,449,883
			337,113,821
	Spain—1.4%
55,540	Acciona SA		15,888,904
2,674,589	Banco Bilbao Vizcaya Argentaria		61,503,279
240,227	Gamesa Corporacion Tecnologica		11,657,874
1,412,443	Grupo Empresarial Ence		13,282,156
3,561,110	Iberdrola Renovables* (1)		25,780,959
4,666,605	Iberdrola SA		68,367,765
150,855	Inditex SA		8,215,618
4,494,944	Telefonica SA		129,956,171
			334,652,726

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Netherlands—1.4%
378,701	Draka Holding* (1)		$13,572,582
7,327,894	KKR Private Equity Investors (Unit) (1)		109,185,621
3,508,540	Koninklijke (Royal) KPN		64,374,925
327,092	Koninklijke Vopak		22,330,592
4,034,049	Plaza Centers*		15,080,437
578,221	TNT NV		22,460,795
2,486,315	Unilever NV		83,612,387
			330,617,339
	Bulgaria—1.2%
301,290	Bulgarian American Credit Bank		15,588,514
11,652,801	Bulgarian Telecommunication (2)(5)		104,813,063
1,609,434	Central Cooperative Bank*		6,379,831
10,335,724	Chimimport AD* (3)		68,375,549
138,554	Devin AD* (2)		562,465
354,861	DZI Insurance & Reinsurance* (2)(5)		31,777,473
138,320	Kaolin AD*		1,247,445
1,224,550	LEV INS* (2)(5)		25,693,814
5,416,968	Prime Property REIT* (2)(3)		6,467,764
826,010	Sopharma AD		4,073,177
1,425,011	Sparki Eltos-Lovetch* (3)		14,802,510
			279,781,605
	Denmark—1.1%
100,454	ALK-Abello A/S (1)		11,819,720
150,146	Almindelig Brand*		9,459,792
249,339	Carlsberg A/S-Class B (1)		33,187,287
98,381	Danske Bank		3,401,932
220,315	FLSmidth & Co-Class B (1)		23,257,094
345,732	Harboes Bryggeri-Class B		9,881,457
1,193,478	Novo Nordisk-Class B		81,916,460
376,560	Royal UNIBREW (3)		46,742,508
726,577	TK Development* (1)		10,686,405
208,382	Vestas Wind Systems*		22,779,928
			253,132,583
	Mexico—1.0%
691,494	America Movil-Class L		2,005,170
316,700	America Movil Sponsored ADR-Class L		18,355,932
1,276,253	Banco Compartamos*		5,319,872

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Mexico—Continued
6,668,348	Consorcio ARA		$6,974,390
2,319,255	Controladora Comercial Mexicana (Unit)		6,511,196
10,057,272	Corporacion Moctezuma Series*		26,215,763
1,190,997	Fomento Economico Mexicano Sponsored ADR		51,748,820
689,795	Grupo Aeroportuario del Centro Norte ADR		15,003,041
331,195	Grupo Aeroportuario del Sureste Sponsored ADR		18,556,856
2,084,100	Grupo Cementos de Chihuahua		10,609,170
10,991,661	Grupo Financiero Banorte		48,442,704
1,011,036	Grupo Televisa Sponsored ADR		24,952,368
2,150,507	Urbi Desarrollos Urbanos*		6,886,780
			241,582,062
	Belgium—1.0%
104,348	Groupe Bruxelles Lambert (1)		13,259,936
841,547	KBC Ancora		90,102,765
970,279	KBC Groep* (1)		131,636,069
			234,998,770
	Romania—1.0%
18,589,504	Albalact SA*		3,373,374
1,257,300	Antibiotice		748,059
66,353,981	ARDAF-Societatea de Asigurare Reasigurare*		2,265,801
4,814,944	Banca Transilvania*		1,503,999
50,060,712	Biofarm Bucuresti* (3)		5,403,804
4,241,419	BRD-Groupe Societe Generale		38,393,670
425,305	Cemacon SA* (3)		2,024,358
62,668,800	Compania Hoteliera Intercontinental Romania* (3)		4,461,029
8,667,500	Compa-Sibiu*		3,830,858
5,949,304	Concefa SA*		1,441,152
11,250,200	Condmag SA* (3)		3,012,102
66,191,800	Dafora SA* (3)		8,185,892
1,759,680	Farmaceutica Remedia*		194,436
169,124,951	Impact Developer & Contractor* (3)		15,165,578
693,300	Policolor*		704,187
648,444,600	Rompetrol Rafinare*		16,658,581
113,050	Santierul Naval Braila* (2)		98,250
139,400	Simcor Oradea*		787,922
555,587,557	SNP Petrom		115,459,645

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Romania—Continued
13,131,100	Socep Constanta*		$2,070,350
3,654,000	Spicul Buzau*		931,727
18,317,818	Zentiva SA*		4,203,745
			230,918,519
	Ireland—0.9%
871,556	CRH PLC		33,176,829
16,586,602	Dragon Oil*		163,595,961
			196,772,790
	Greece—0.7%
11,780,453	Alapis Holding Industrial and Commercial		38,149,254
1,099,641	Athens Medical Center		5,238,815
128,599	Fourlis Holdings		4,064,380
1,494,412	Hellenic Telecommunications Organization		44,485,549
420,595	Heracles General Cement		11,118,918
6,403,979	Marfin Investment*		56,631,616
828,796	Nireus Aquaculture		2,967,811
1,458,900	Sprider Stores		7,858,910
			170,515,253
	Serbia—0.6%
18,481	Agrobanka AD*		5,983,324
412,158	AIK Banka* (2)(3)		62,222,563
146,409	Energoprojekt Holding		5,097,881
83,273	Imlek AD*		2,886,690
42,159	Komercijalna Banka* (2)		48,715,262
7,116	Metals Banka*		4,286,593
92,524	Privredna Banka*		3,670,668
130,820	Tigar AD* (3)		3,703,522
78,160	Toza Markovic* (2)(3)		4,967,318
15,514	Univerzal Banka* (2)		7,469,427
			149,003,248
	China—0.6%
318,668	AirMedia Group ADR* (1)		6,328,746
70,353,574	Beijing Capital International Airport-Class H (1)		71,936,724
265,265	Guangzhou Pharmaceutical-Class H		219,506
8,839,558	Lianhua Supermarket Holdings-Class H		12,021,055

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	China—Continued
10,852,024	Shenzhen Chiwan Wharf-Class B		$18,572,602
5,526,552	Weiqiao Textile-Class H		6,608,096
27,342,132	Wumart Stores-Class H		23,677,853
			139,364,582
	India—0.5%
1,660,024	ICICI Bank		36,031,719
622,040	State Bank of India GDR		57,787,516
124,408	State Bank of India GDR-Registered Shares*		11,557,503
			105,376,738
	Portugal—0.3%
4,278,637	Energias de Portugal*		27,045,324
5,089,133	Jeronimo Martins		40,250,218
			67,295,542
	Cyprus—0.3%
2,065,835	Bank of Cyprus Public		28,496,405
2,263,903	Hellenic Bank		9,904,324
3,155,233	Marfin Popular Bank Public*		28,098,827
			66,499,556
	Multinational—0.3%
114,389	Central European Media Enterprises-Class A* (1)		12,127,522
497,437	Millicom International Cellular* (1)		53,728,170
			65,855,692
	Venezuela—0.3%
3,845,152	Banco Provincial (2)		322,324
156,169	Banco Venezolano de Credito (2)		195,639
15,843,815	Cemex Venezuela SACA-I (2)		7,526,052
2,795,674	Mercantil Servicios Financieros-Class B (2)		30,595,790
2,680,386	Siderurgica Venezolana Sivensa SACA (2)		20,596,269
			59,236,074
	Georgia—0.2%
2,380,062	Bank of Georgia GDR-Registered Shares* (3)		56,978,685

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	South Korea—0.2%
40,612	NHN Corp*		$9,437,586
61,245	Samsung Electronics		43,430,105
			52,867,691
	New Zealand—0.2%
24,491,996	Auckland International Airport		40,774,471
	Lebanon—0.2%
789,983	SOLIDERE-Class A		18,975,392
752,109	SOLIDERE GDR†		18,163,432
			37,138,824
	Chile—0.2%
1,279,646	Sociedad Quimica y Minera de Chile Sponsored ADR (1)		36,482,707
	Turkey—0.2%
1,737,033	Acibadem Saglik Hizmetleri ve Ticaret		13,328,315
70,329	BIM Birlesik Magazalar		6,387,538
1,220,951	Selcuk Ecza Deposu Ticaret ve Sanayi*		1,883,239
912,828	TAV Havalimanlari*		6,396,657
1,396,932	Turkiye Garanti Bankasi		7,492,158
67,001	Yapi Kredi Sigorta*		655,741
			36,143,648
	South Africa—0.1%
835,526	Impala Platinum		34,126,167
	Kazakhstan—0.1%
699,345	BMB Munai* (1)		3,846,398
475,595	KazakhGold Group GDR* (1)		10,558,209
3,457,266	Steppe Cement*		19,172,407
			33,577,014
	Zambia—0.1%
9,363,990	Zambeef Products (2)		18,593,246
	Indonesia—0.1%
16,891,866	Indofood Sukses Makmur		4,167,100
30,701,260	Semen Gresik Persero		14,065,585
			18,232,685

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Brazil—0.1%
330,696	Diagnosticos da America		$7,464,745
493,152	Dufry South America BDR*		10,170,185
20,000	Medial Saude ADR*†		194,410
			17,829,340
	Croatia—0.1%
8,149	Atlantska Plovidba		4,715,048
20,979	Dom Holding*		572,984
11,424	Ericsson Nikola Tesla		6,609,978
12,811	FIMA Validus		282,773
779	Institut Gradevinarstva Hrvatske		1,835,318
27,137	Podravka prehrambena industija		2,325,871
3,957	Proficio DD*		35,632
2,053	Viadukt DD		1,091,085
			17,468,689
	Thailand—0.1%
22,158,400	Bank of Ayudhya NVDR*		16,980,420
	Latvia—0.1%
1,424,182	SC Parex Banka* (2)(5)		14,289,452
	Estonia—0.1%
1,994,329	Arco Vara*		2,483,977
1,247,952	Olympic Entertainment		4,954,488
6,012,166	Tallink Group*		6,739,446
			14,177,911
	Slovenia—0.1%
265,000	Nova Kreditna Banka Maribor*		12,785,395
	Morocco—0.0%
21,439	Ciments Du Maroc		6,988,557
	Philippines—0.0%
623,062	Ayala Corp		4,385,166
7,519,733	Ayala Land		1,743,397
			6,128,563
	Lithuania—0.0%
1,797,330	Rokiskio Suris		4,052,056

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Israel—0.0%
145,642	Queenco Leisure International Sponsored GDR*†		$2,069,094
	TOTAL COMMON STOCKS (Cost $13,104,797,173)		18,499,171,871
WARRANTS—4.5%
	India—2.3%
2,865,998	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by Citigroup, Expires 10/24/2012†		53,731,731
875,230	Bharti Airtel-Issued by CLSA, Expires 05/31/2010*†		19,933,626
149,938	ICICI Bank, Issued by Citigroup, Expires 10/24/2012†		3,249,306
768,887	ICICI Bank, Issued by CLSA, Expires 05/10/2010†		17,383,459
1,757,432	India Cements, Issued by ABN Amro Bank, Expires 06/30/2009		7,450,054
630,454	Mahindra & Mehindra, Issued by CLSA, Expires 06/28/2010†		9,879,214
337,985	Oil & Natural Gas, Issued by CLSA, Expires 05/13/2010†		8,621,997
1,706,536	State Bank of India, Issued by Citigroup, Expires 10/24/2012†		76,856,716
7,466,701	State Bank of India, Issued by CLSA, Expires 05/13/2010†		331,375,213
			528,481,316
	Taiwan—1.7%
8,004,806	Asia Cement, Issued by Deutsche Bank AG London, Expires 09/26/2017†		14,400,646
11,090,754	Cathay Financial, Issued by Citigroup, Expires 01/17/2012		30,998,657
35,327,649	Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012*†		36,670,100
27,427,387	Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018†		70,680,376
19,500,563	Far Eastern Textile, Issued by Citigroup, Expires 01/17/2012†		32,643,942
12,746,907	First Financial, Issued by Citigroup, Expires 01/20/2010		15,411,011
10,858,180	Fubon Financial, Issued by Deutsche Bank AG London, Expires 03/13/2017		12,932,092
3,326,207	President Chain Store, Issued by Deutsche Bank AG London, Expires 10/05/2016†		11,674,987
12,435,119	Taiwan Cement, Issued by Morgan Stanley, Expires 12/04/2009		20,413,491
5,453,347	Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017†		26,405,106
2,420,796	Taiwan Liquid, Issued by Goldman Sachs International, Expires 04/02/2009		94,977,732
17,513,591	Tatung Co, Issued by Deutsche Bank AG London, Expires 03/05/2018†		10,583,794

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—Continued
	Taiwan—Continued
4,647,252	Uni-President Enterprises, issued by CLSA, Expires 01/04/2011†		$6,645,570
13,575,104	Yuanta Financial, Issued by Citigroup, Expires 01/17/2012*†		12,869,199
			397,306,703
	Russia—0.4%
853	Unified Energy System, Issued by Deutsche Bank AG London-Corporate Action, Expires 12/31/2009*† (2)		0
853	Unified Energy System, Issued by Deutsche Bank AG London-FAR EAST, Expires 12/31/2009*† (2)		2,303,100
853	Unified Energy System, Issued by Deutsche Bank AG London-FSK, Expires 12/31/2009*† (2)		14,740,335
853	Unified Energy System, Issued by Deutsche Bank AG London-InterRAO UES, Expires 12/31/2009*† (2)		3,571,025
853	Unified Energy System, Issued by Deutsche Bank AG London-MRSK HLD, Expires 12/31/2009*† (2)		13,775,950
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK1, Expires 12/31/2009*† (2)		5,662,163
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK2, Expires 12/31/2009*† (2)		2,990,277
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK3, Expires 12/31/2009*† (2)		2,982,856
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009*† (2)		6,484,967
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK6, Expires 12/31/2009*† (2)		3,335,563
853	Unified Energy System, Issued by Deutsche Bank AG London-OGK7 HYDRO, Expires 12/31/2009*† (2)		18,851,488
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK1, Expires 12/31/2009*† (2)		3,750,487
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK2, Expires 12/31/2009*† (2)		863,799
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK3, Expires 12/31/2009*† (2)		4,155,569
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK4, Expires 12/31/2009*† (2)		1,163,859
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK6, Expires 12/31/2009*† (2)		941,251
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK7, Expires 12/31/2009*† (2)		2,053,751

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—Continued
	Russia—Continued
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK8, Expires 12/31/2009*† (2)		$1,899,512
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK9, Expires 12/31/2009*† (2)		1,550,788
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK10, Expires 12/31/2009*† (2)		2,834,092
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009*† (2)		580,466
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK12, Expires 12/31/2009*† (2)		1,311,743
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK13, Expires 12/31/2009*† (2)		999,562
853	Unified Energy System, Issued by Deutsche Bank AG London-TGK14, Expires 12/31/2009*† (2)		215,425
			97,018,028
	Ukraine—0.1%
1,013	Laona Investments, Issued by Bank Austria Creditanstalt, Expires 11/14/2008*		6,848,729
	TOTAL WARRANTS (Cost $809,552,100)		1,029,654,776
PREFERRED STOCKS—1.4%
	Brazil—0.9%
7,716,560	Petroleo Brasileiro		192,423,821
	Russia—0.4%
112,300	Silvinit (2)		87,032,500
7,791,100	URSA Bank*		10,673,807
			97,706,307
	Germany—0.1%
89,379	Fresenius SE		7,403,002
135,272	Volkswagen AG		22,322,021
			29,725,023
	Croatia—0.0%
45,410	Adris Grupa DD		3,892,508
	Philippines—0.0%
11,528,247	Ayala Land* (2)		27,273
	TOTAL PREFERRED STOCKS (Cost $239,481,303)		323,774,932

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
INVESTMENT FUNDS—0.5%
	Australia—0.1%
10,919,015	Australian Infrastructure Fund		$28,810,695
	Russia—0.1%
92,634	Renaissance Pre-IPO Fund* (2)		8,429,694
99,000	RenFin Ltd-Class A* (2)		9,900,000
3,277,081	RenShares Utilites*		10,322,805
			28,652,499
	Romania—0.1%
4,035,500	SIF 1 Banat Crisana Arad		4,218,920
3,406,316	SIF 2 Moldova Bacau		3,286,091
9,533,500	SIF 3 Transilvania Brasov*		6,198,872
4,871,855	SIF 4 Muntenia Bucuresti		3,374,821
4,143,975	SIF 5 Oltenia Craiova		5,036,769
			22,115,473
	Brazil—0.1%
128,617	IShares MSCI Brazil (1)		11,616,687
	Bulgaria—0.1%
518,674	Equest Investments Balkans*		10,632,139
	Sweden—0.0%
1,485,000	NAXS Nordic Access Buyout Fund*		6,565,480
	TOTAL INVESTMENT FUNDS (Cost $87,332,034)		108,392,973

Face Value	Currency
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—0.3%
		United States—0.3%
		U.S. Treasury Bills
15,000,000	USD	0.300% due 05/15/2008 (4)	14,998,250
30,000,000	USD	1.210% due 05/15/2008 (4)	29,985,883
29,500,000	USD	0.700% due 05/22/2008 (4)	29,487,954
5,000,000	USD	0.890% due 05/22/2008 (4)	4,997,404
			79,469,491
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $79,469,491)	79,469,491

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Share Amount	Currency	Description	Market Value (Note 2)
FOREIGN GOVERNMENT COMPENSATION NOTES—0.1%
		Bulgaria—0.1%
12,071,674	BGN	Bulgaria Compensation Notes*	$3,610,068
3,842,865	BGN	Bulgaria Housing Compensation Notes*	1,168,490
29,663,486	BGN	Bulgaria Registered Compensation Vouchers*	9,229,847
		TOTAL FOREIGN GOVERNMENT COMPENSATION NOTES (Cost $19,710,351)	14,008,405
CONVERTIBLE BOND—0.0%
		Greece—0.0%
591,950		Nirefs SA (Cost $783,810)	900,410
RIGHTS—0.0%
		Austria—0.0%
607,871		Vienna Insurance (Cost $0)	0
Share Amount
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—9.4%
		United States—9.4%
2,164,895,443		State Street Navigator Securities Lending Prime Portfolio (Cost $2,164,895,443)	2,164,895,443
Face Value
REPURCHASE AGREEMENT—2.0%
		United States—2.0%
471,256,301	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2008, due 05/01/2008, with a maturity value of $471,270,047 and an effective yield of 1.05%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.066%-5.534%, maturities ranging from 12/01/2020-07/15/2036 and an aggregate market value of $480,691,387. (Cost $471,256,301)	$471,256,301
		TOTAL INVESTMENTS—98.6% (Cost $16,977,278,006)	22,691,524,602
		OTHER ASSETS AND LIABILITIES (Net)—1.4%	311,518,901
		TOTAL NET ASSETS—100.0%	$23,003,043,503

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

Notes to the Portfolio of Investments.

  ADR  American Depositary Receipt

  BDR  Brazilian Depositary Receipt

  GDR  Global Depositary Receipt

NVDR  Non-Voting Depositary Receipt

  REIT  Real Estate Investment Trust

  (1)  All or a portion of this security was on loan to brokers at April 30, 2008.

  (2)  Illiquid security.

  (3)  Affiliated Security.

  (4)  Security has been pledged for futures collateral.

  (5)  Security valued at fair value utilizing the fair value model in accordance with valuation policies approved by the board of directors.

  *  Non-income producing security.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

    Aggregate cost for federal income tax purposes was $17,145,270,043.

Glossary of Currencies

  BGN  — Bulgarian Lev

  USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2008

Julius Baer International Equity Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/12/08	AUD	191,457,668	179,475,616	175,418,494	$4,057,122
06/06/08	CAD	204,198,087	202,695,441	205,513,372	(2,817,931)
06/10/08	HKD	4,527,928,766	581,541,072	582,553,829	(1,012,757)
05/27/08	INR	4,977,107,487	122,589,828	124,132,872	(1,543,044)
05/20/08	JPY	37,418,503,092	358,451,773	348,890,472	9,561,301
06/23/08	JPY	18,513,554,527	177,710,021	189,723,049	(12,013,028)
07/22/08	JPY	26,477,720,000	254,562,939	256,060,887	(1,497,948)
08/01/08	JPY	22,031,886,629	211,934,821	211,997,947	(63,126)
06/03/08	KRW	95,603,810,146	95,288,517	100,847,901	(5,559,384)
07/24/08	KRW	121,961,812,500	121,533,004	122,735,050	(1,202,046)
06/23/08	TRY	14,497,901	11,130,932	11,050,229	80,703
05/05/08	TWD	3,063,535,024	100,616,964	95,825,306	4,791,658
05/16/08	TWD	9,544,166,561	313,545,279	317,640,190	(4,094,911)
06/05/08	TWD	3,063,535,024	100,691,373	100,754,293	(62,920)
07/21/08	TWD	2,322,701,500	76,678,413	78,412,962	(1,734,549)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(13,110,860)

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/06/2008	CAD	204,198,087	202,695,441	201,458,256	$(1,237,185)
06/20/2008	CAD	58,067,101	57,633,127	57,271,033	(362,094)
06/20/2008	CZK	4,596,912,098	283,132,548	286,057,801	2,925,253
06/18/2008	EUR	350,000,000	543,906,758	542,325,000	(1,581,758)
06/20/2008	EUR	137,511,705	213,675,732	213,900,830	225,098
07/31/2008	EUR	238,933,193	370,539,832	371,352,181	812,349
06/18/2008	GBP	255,000,000	503,422,346	512,932,500	9,510,154
05/19/2008	HUF	43,674,927,202	269,198,440	240,872,089	(28,326,351)
05/21/2008	MXN	1,337,605,694	127,047,444	123,145,433	(3,902,011)
05/19/2008	PLN	654,159,621	294,522,265	266,102,437	(28,419,828)
06/23/2008	TRY	52,385,301	40,219,425	40,571,020	351,595
05/05/2008	TWD	3,063,535,024	100,616,964	100,562,467	(54,497)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(50,059,275)

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)

(Unaudited) April 30, 2008

Julius Baer International Equity Fund

Glossary of Currencies

  AUD  — Australian Dollar

  CAD  — Canadian Dollar

  CZK  — Czech Koruna

  EUR  — Euro

  GBP  — British Pound Sterling

  HKD  — Hong Kong Dollar

  HUF  — Hungarian Forint

  INR  — Indian Rupee

  JPY  — Japanese Yen

  KRW  — Republic of Korea Won

  MXN  — Mexican Nuevo Peso

  PLN  — Polish Zloty

  TRY  — Turkish Lira

  TWD  — New Taiwan Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer International Equity Fund

At April 30, 2008, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	25.4%	$5,843,384,627
Materials	11.9	2,734,077,216
Energy	9.1	2,091,281,437
Industrials	9.9	2,282,716,441
Consumer Discretionary	7.4	1,706,057,272
Telecommunications	5.9	1,366,625,306
Consumer Staples	5.8	1,329,584,471
Utilities	5.3	1,219,576,433
Healthcare	3.6	837,104,286
Information Technology	2.5	565,495,879
Cash & Cash Equivalents	11.8	2,715,621,234	*
Total Investments	98.6	22,691,524,602
Other Assets and Liabilities (Net)	1.4	311,518,901	*
Net Assets	100.0%	$23,003,043,503

* Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $1,622,258,276 and notional market value for futures, which is 7.05% of net assets, and $39,881,108 in market value for swaps, which is 0.17% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—76.0%
	France—8.6%
27,905	Accor SA		$2,315,634
222,660	Aeroports de Paris (1)		26,536,774
358,695	Air Liquide		54,013,501
75,409	Alstom		17,493,237
331,944	BNP Paribas		35,788,650
328,329	Bouygues SA (1)		24,546,644
66,252	Bureau Veritas*		3,687,532
234,719	Compagnie de Saint-Gobain		18,911,210
25,382	EDF Energies Nouvelles (1)		1,706,749
789,899	Electricite de France		82,642,140
60,331	Eurazeo		7,800,831
1,018,208	France Telecom		31,958,600
282,762	JC Decaux (1)		8,100,272
325,737	Lafarge SA		58,772,447
920,485	LVMH Moet Hennessy Louis Vuitton		105,218,429
206,001	Neuf Cegete (1)		11,507,540
115,466	Nexity (1)		5,168,359
421,765	Pernod-Ricard SA		48,591,799
138,155	PPR		18,080,761
211,329	Remy Cointreau		13,111,372
264,561	Sanofi-Aventis SA		20,656,535
431,750	Societe Television Francaise 1 (1)		9,155,249
66,129	Sodexo (1)		4,427,118
1,181,816	Suez SA		83,718,604
74,048	Technip SA		6,843,337
1,774,418	Total SA		149,014,179
117,072	Veolia Environnement		8,482,818
536,822	Vinci SA		39,640,959
147,699	Vivendi*		5,994,864
29,220	Wendel (1)		4,032,011
			907,918,155
	United Kingdom—6.4%
847,538	AMEC PLC		13,344,801
1,050,324	Anglo American		68,002,366
718,728	BAE Systems		6,644,078
821,785	BHP Billiton		29,296,553
10,409,504	BP PLC		125,967,079
1,568,786	BT Group		6,920,974

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	United Kingdom—Continued
1,324,177	Burberry Group		$12,686,821
1,340,260	Cadbury PLC		15,475,455
2,314,374	Compass Group		15,630,531
3,901,058	Diageo PLC		79,812,064
1,288,506	GlaxoSmithKline PLC		28,607,366
310,259	Intertek Group		5,978,924
246,234	Peter Hambro Mining*		6,154,506
842,292	QinetiQ PLC		3,236,311
469,509	Reckitt Benckiser		27,320,052
2,665,457	Rolls-Royce Group*		23,175,121
238,824,947	Rolls-Royce Group-B shares*		473,005
2,899,259	Royal Bank of Scotland		19,810,340
2,386,290	Smith & Nephew		30,956,392
5,372,842	Tesco PLC		45,650,672
34,821,343	Vodafone Group		110,551,554
280,754	William Hill		2,146,343
324,950	WPP Group		3,980,541
			681,821,849
	Japan—5.6%
154,740	Acom Co (1)		4,767,609
110,316	Aeon Credit Service		1,743,776
184,300	Aiful Corp (1)		3,597,474
140,948	Aisin Seiki		4,895,620
183,396	Bank of Kyoto		2,325,133
1,474,773	Bank of Yokohama		10,752,818
562,816	Canon Inc		28,003,475
506	Central Japan Railway		4,938,475
759,000	Chiba Bank		5,947,957
126,623	Credit Saison		3,392,445
168,000	Daihatsu Motor		1,996,517
107,500	Daikin Industries		5,328,198
288,928	Daiwa Securities		2,850,299
309,849	Denso Corp		10,702,850
648	Dentsu Inc		1,481,887
1,444	East Japan Railway		11,454,177
146,100	Eisai Co		5,144,465
128,440	Fanuc Ltd		13,432,678
2,666	Fuji Television Network		4,336,618

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
298,000	Gunma Bank		$2,369,515
368,132	Honda Motor		11,624,109
119,338	HOYA Corp		3,288,618
182,610	Ibiden Co		7,897,782
605,000	Isuzu Motors		2,923,404
452,000	ITOCHU Corp		4,692,565
4,484	Japan Tobacco		21,709,923
62,779	JFE Holdings		3,423,981
118,991	JS Group		2,050,548
93,417	JSR Corp		2,096,095
1,596	KDDI Corp		10,170,663
631,530	Komatsu Ltd		19,034,729
271,484	Kubota Corp		1,891,114
30,100	Kyocera Corp		2,753,382
257,796	Makita Corp		8,830,826
612,551	Matsushita Electric Industrial		14,330,564
384,273	Mitsubishi Corp		12,280,852
670,000	Mitsubishi Electric		6,808,344
2,638,032	Mitsubishi UFJ Financial		28,876,745
488,800	Mitsui & Co		11,412,037
165,793	Mitsui Fudosan		4,156,326
1,350	Mizuho Financial (1)		6,975,409
80,641	Nintendo Co		44,058,952
540,500	Nippon Electric Glass		8,300,665
621	Nippon Telegraph & Telephone		2,662,023
169,243	Nissan Motor		1,493,082
124,478	Nitto Denko		5,133,482
393,454	Nomura Holdings		6,806,668
362,000	NSK Ltd		2,999,636
6,461	NTT DoCoMo		9,458,741
56,493	Olympus Corp		1,848,685
160,920	Promise Co		5,065,800
254,000	Ricoh Co		4,357,688
141	Sapporo Hokuyo		1,131,940
99,254	Seven & I		2,934,598
209,000	Sharp Corp		3,493,666
113,980	Shin-Etsu Chemical		7,001,738
421,119	Shizuoka Bank		5,133,534
332,698	Sony Corp		15,216,692

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Japan—Continued
229,061	Stanley Electric		$5,775,292
663,000	Sumitomo Chemical		4,282,126
239,611	Sumitomo Corp		3,202,914
194,700	Sumitomo Electric Industries		2,492,667
944,642	Sumitomo Heavy Industries		7,908,925
1,434,318	Sumitomo Metal Industries		5,997,483
2,450	Sumitomo Mitsui Financial		20,981,246
829,633	Sumitomo Trust & Banking		7,422,322
356,000	Suruga Bank		4,997,149
688,200	Suzuki Motor		17,318,591
130,196	Takeda Pharmaceutical		6,839,308
91,200	Takefuji Corp		2,151,067
794,394	Toyota Motor		40,057,950
155,540	Yamada Denki		13,230,797
278,977	Yamaha Motor		5,352,109
127,505	Yamato Holdings		1,850,781
			593,648,319
	Germany—5.2%
39,051	Adidas AG		2,492,131
191,539	Arcandor AG* (1)		3,599,359
484,901	Bayer AG (1)		41,370,842
691,186	Commerzbank AG (1)		25,073,304
38,042	Continental AG (1)		4,473,460
437,153	Daimler AG (1)		33,982,533
145,468	Deutsche Boerse (1)		21,338,864
429,732	Deutsche Post-Registered		13,401,066
125,362	Deutsche Postbank		10,992,318
367,332	E.ON AG (1)		74,752,943
1,649,150	Fraport AG (1)		119,237,562
463,871	Fresenius Medical Care (1)		24,619,824
432,124	Fresenius SE		36,558,531
265,752	Hamburger Hafen und Logistik*		22,205,924
430,098	Henkel KGaA		17,316,362
42,774	MAN AG (1)		5,976,221
58,430	Merck KGaA		8,297,343
270,350	Praktiker Bau-und Heimwerkermaerkte		5,863,247
175,070	Premiere AG*		3,679,648
82,745	Rheinmetall AG		6,272,523

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Germany—Continued
719,250	Rhoen-Klinikum AG		$21,746,522
399,826	Siemens AG-Registered		47,041,501
131,066	Tognum AG*		3,775,048
			554,067,076
	Russia—4.7%
236,334	AFI Development Sponsored GDR*†		1,708,695
6,255,000	AvtoVAZ*		11,571,750
160,000	AvtoVAZ Sponsored GDR*		1,452,681
499,420	Cherepovets MK Severstal Sponsored GDR†		12,185,848
131,998	Evraz Group Sponsored GDR†		13,694,792
2,431,177	Gazprom OAO Sponsored ADR		129,338,616
3,158	LUKOIL		282,957
293,852	LUKOIL Sponsored ADR		26,534,836
54,531	Mechel Sponsored ADR (1)		7,950,620
565,520	MMC Norilsk Nickel Sponsored ADR		15,257,730
603,435	NovaTek OAO		4,568,003
176,283	NovaTek OAO Sponsored GDR†		13,344,623
27,553	NovaTek OAO Sponsored GDR-Registered Shares		2,085,762
946,323	Novorossiysk Sea Trade Port Sponsored GDR*†		14,668,006
31,488	Open Investments*		7,879,872
779,078	Pharmstandard Sponsored GDR*†		19,476,950
350,926	Polyus Gold		18,774,541
1,048,918	Rosneft Oil		10,226,950
3,663,351	Rosneft Oil Sponsored GDR (1)		35,900,840
265,514,617	RusHydro OJSC*		20,179,111
16,556,486	Sberbank		53,891,362
1,114,080	Sistema-Hals GDR*†		8,210,770
2,014,839	Uralkali*		21,055,068
64,997	Uralkali Sponsored GDR*†		3,396,093
101,014	Uralsvyazinform Sponsored ADR		939,430
1,661,152	VTB Bank Sponsored GDR*†		12,442,028
115,096	Wimm-Bill-Dann Foods		9,250,841
666,284	X 5 Retail Sponsored GDR-Registered* (1)		23,319,940
			499,588,715
	Switzerland—4.2%
937,741	ABB Ltd		28,666,577
140,946	BKW FMB Energie		17,334,917

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Switzerland—Continued
1,021,622	Compagnie Financiere Richemont (Unit)		$61,941,750
64,716	Flughafen Zuerich-Registered		28,271,115
547,276	Holcim Ltd		53,542,724
186,289	Nestle SA-Registered		88,892,164
144,765	Nobel Biocare (1)		5,214,904
157,532	Roche Holding		26,135,596
11,024	SGS SA		15,505,890
193,643	Swatch Group		52,057,069
75,037	Synthes Inc		10,287,824
720,439	Xstrata PLC		56,304,111
			444,154,641
	Poland—4.2%
102,244	Bank BPH		4,106,536
804,820	Bank Handlowy w Warszawie		30,656,009
3,318,348	Bank Millennium		11,682,428
1,434,026	Bank Pekao		124,759,745
371,360	Bank Zachodni WBK		27,202,488
122,099	BRE Bank*		19,814,118
53,993	ING Bank Slaski		12,132,848
5,880,068	PKO Bank Polski		121,927,122
7,374,514	Polskie Gornictwo Naftowe I Gazownictwo		13,895,361
7,446,273	Telekomunikacja Polska		74,852,095
			441,028,750
	Hungary—3.8%
14,941,215	Magyar Telekom Telecommunications		79,629,862
60,360	MOL Hungarian Oil and Gas		8,610,740
6,551,076	OTP Bank		281,174,996
144,138	Richter Gedeon		29,819,651
			399,235,249
	Australia—3.7%
1,954,502	BHP Billiton		77,853,941
108,147	Consolidated Media		368,923
108,147	Crown Ltd		1,117,978
690,724	Fairfax Media (1)		2,278,163
17,067,990	Macquarie Airports		50,503,824
2,051,271	Newcrest Mining		55,864,140

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Australia—Continued
1,021,027	Rio Tinto (1)		$130,931,385
605,669	Rio Tinto		70,905,858
			389,824,212
	Canada—3.0%
435,145	Cameco Corp		15,127,025
71,189	Canadian Natural Resources		6,047,283
2,111,678	Eldorado Gold*		14,404,953
444,722	Imperial Oil		26,239,084
4,561,303	Ivanhoe Mines*		43,660,968
484,731	OPTI Canada*		10,261,607
385,365	Potash Corp of Saskatchewan		70,939,149
339,357	Research In Motion*		41,275,992
588,749	Suncor Energy		66,439,603
655,641	Talisman Energy		13,261,252
1,072,420	UTS Energy*		5,760,890
			313,417,806
	Austria—2.7%
161,785	CA Immobilien Anlagen*		3,765,652
673,448	Erste Bank der Oesterreichischen Sparkassen		50,013,030
2,019,738	Immoeast AG*		20,533,781
197,493	Oesterreichische Elektrizitaetswirtschafts-Class A (1)		15,293,899
725,643	OMV AG		54,736,561
553,935	Raiffeisen International Bank		89,778,068
109,498	Telekom Austria		2,702,067
379,848	Vienna Insurance		28,433,808
354,804	Wienerberger AG (1)		20,449,639
			285,706,505
	Italy—2.5%
92,018	Autogrill SpA		1,402,113
93,202	Banca Popolare dell' Emilia Romagna		2,067,763
2,808,630	Banca Popolare di Milano		34,658,464
309,222	Banca Popolare di Sondrio (1)		4,332,850
1,221,905	Buzzi Unicem		31,261,875
2,136,393	Credito Emiliano		28,388,692
61,037	Finmeccanica SpA		2,128,638

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Italy—Continued
273,764	Geox SpA (1)		$3,964,728
8,928,468	Intesa Sanpaolo		63,248,330
389,940	Italcementi SpA		8,455,655
49,275	Lottomatica SpA (1)		1,521,283
1,361,144	Mediobanca SpA		28,460,387
4,091,847	Telecom Italia		8,613,047
4,589,635	UniCredit SpA		34,877,687
327,910	Unione di Banche Italiane (1)		8,670,724
			262,052,236
	Finland—2.4%
149,149	Elisa Oyj (1)		3,357,758
1,778,878	Fortum Oyj		75,525,224
371,080	Kemira Oyj		5,361,376
203,230	Kesko Oyj-Class B (1)		7,698,226
99,697	Metso Oyj		4,315,068
2,451,162	Nokia Oyj		75,255,742
723,966	Orion Oyj-Class B		15,238,969
255,499	Outotec Oyj		15,987,035
343,952	Pohjola Bank		6,854,385
623,576	Ramirent Oyj		10,368,630
382,814	Sanoma-WSOY Ojy (1)		9,804,251
72,576	Wartsila Oyj		4,971,717
846,858	YIT Oyj		24,062,136
			258,800,517
	Czech Republic—2.4%
1,053,524	Komercni Banka		258,115,394
	Norway—1.7%
494,764	Aker Solutions		12,611,157
2,287,034	DnB NOR*		34,148,864
683,661	Norsk Hydro (1)		10,141,194
2,481,676	StatoilHydro ASA (1)		89,602,587
545,612	Telenor ASA*		10,997,659
340,881	Yara International (1)		24,882,312
			182,383,773
	Hong Kong—1.4%
7,147,779	China Merchants Holdings International		36,680,671
609,451	China Mobile		10,485,128

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Hong Kong—Continued
8,319,909	Galaxy Entertainment* (1)		$6,308,298
11,015,901	GOME Electrical Appliances*		25,156,267
1,843,323	Hutchison Telecommunications International*		2,591,900
8,573,505	Melco International Development		11,747,239
904,740	Melco PBL Entertainment Macau Sponsored ADR* (1)		11,942,568
34,615,422	Shun Tak		46,097,052
			151,009,123
	Spain—1.4%
28,816	Acciona SA		8,243,692
1,177,922	Banco Bilbao Vizcaya Argentaria		27,086,803
106,672	Gamesa Corporacion Tecnologica		5,176,640
1,951,717	Iberdrola Renovables*		14,129,621
1,983,679	Iberdrola SA		29,061,748
57,202	Inditex SA		3,115,242
2,003,739	Telefonica SA		57,931,367
			144,745,113
	Mexico—1.4%
950,206	America Movil-Class L		2,755,374
259,940	America Movil Sponsored ADR-Class L		15,066,122
2,973,203	Controladora Comercial Mexicana (Unit)		8,347,124
5,222,028	Corporacion Moctezuma Series*		13,611,986
8,349,499	Fomento Economico Mexicano (Unit)		36,138,585
160,224	Fomento Economico Mexicano Sponsored ADR		6,961,733
1,112,550	Grupo Cementos de Chihuahua		5,663,467
7,050,924	Grupo Financiero Banorte		31,074,996
744,676	Grupo Televisa Sponsored ADR		18,378,604
1,908,777	Urbi Desarrollos Urbanos*		6,112,664
			144,110,655
	Sweden—1.3%
335,167	Getinge AB-Class B (1)		8,555,528
171,347	Hennes & Mauritz-Class B		10,177,020
174,315	Modern Times-Class B (1)		12,796,216
3,969,567	Nordea Bank		65,697,514
70,621	OMX AB*		3,063,383
732,937	Swedbank AB (1)		18,586,789
3,286,518	Telefonaktiebolaget LM Ericsson-Class B		8,378,254

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Sweden—Continued
1,626,162	TeliaSonera AB		$14,514,822
			141,769,526
	Netherlands—1.3%
3,040,877	KKR Private Equity Investors (Unit)(1)		45,309,067
1,669,161	Koninklijke (Royal) KPN		30,625,877
120,206	Koninklijke Vopak (1)		8,206,471
267,281	TNT NV		10,382,438
1,155,559	Unilever NV		38,860,340
			133,384,193
	Belgium—1.0%
42,614	Groupe Bruxelles Lambert (1)		5,415,139
828,662	KBC Ancora (1)		88,723,194
91,273	KBC Groep* (1)		12,382,850
			106,521,183
	Ireland—0.9%
395,632	CRH PLC		15,060,209
8,406,838	Dragon Oil*		82,917,812
			97,978,021
	Denmark—0.9%
5,202	ALK-Abello A/S (1)		612,083
164,815	Carlsberg A/S-Class B		21,937,052
47,939	Danske Bank		1,657,690
181,580	FLSmidth & Co-Class B (1)		19,168,114
557,460	Novo Nordisk-Class B		38,262,247
104,774	Vestas Wind Systems*		11,453,696
			93,090,882
	Romania—0.7%
1,922,691	BRD-Groupe Societe Generale		17,404,355
251,516,199	SNP Petrom		52,268,937
			69,673,292
	India—0.6%
128,869	Bharti Airtel*		2,858,878
1,186,690	ICICI Bank		25,757,749

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	India—Continued
113,175	Oil & Natural Gas		$2,886,710
336,749	State Bank of India GDR		31,283,982
67,349	State Bank of India GDR-Registered Shares*		6,256,722
			69,044,041
	Greece—0.6%
5,043,309	Alapis Holding Industrial and Commercial		16,332,010
715,376	Hellenic Telecommunications Organization		21,295,261
2,591,066	Marfin Investment*		22,913,294
			60,540,565
	Ukraine—0.5%
87,841,591	Raiffeisen Bank Aval		14,127,101
39,541	Ukrnafta Oil*		2,233,863
33,398	Ukrnafta Oil Sponsored ADR*		10,919,524
13,114,606	Ukrsotsbank JSCB*		2,498,806
92,477,349	UkrTelecom*		17,446,757
627,195	UkrTelecom Sponsored GDR*		5,731,937
			52,957,988
	Multinational—0.5%
231,026	Central European Media Enterprises-Class A* (1)		24,493,376
240,135	Millicom International Cellular*		25,936,981
			50,430,357
	China—0.4%
36,354,705	Beijing Capital International Airport-Class H (1)		37,172,786
4,401,718	Shenzhen Chiwan Wharf-Class B		7,533,282
1,824,882	Weiqiao Textile-Class H		2,182,011
			46,888,079
	Portugal—0.4%
1,822,302	Energias de Portugal*		11,518,796
3,653,552	Jeronimo Martins		28,896,133
			40,414,929
	Cyprus—0.3%
1,554,803	Bank of Cyprus Public		21,447,161
1,555,219	Marfin Popular Bank Public*		13,849,953
			35,297,114

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	South Korea—0.2%
20,396	NHN Corp*		$4,739,708
28,041	Samsung Electronics		19,884,457
			24,624,165
	Lebanon—0.2%
184,252	SOLIDERE-Class A		4,425,733
797,891	SOLIDERE GDR†		19,269,068
			23,694,801
	New Zealand—0.2%
11,356,092	Auckland International Airport		18,905,713
	Chile—0.2%
616,564	Sociedad Quimica y Minera de Chile Sponsored ADR (1)		17,578,240
	South Africa—0.1%
395,282	Impala Platinum		16,144,871
	Indonesia—0.1%
26,391,170	Semen Gresik Persero		12,090,945
	Croatia—0.1%
200,629	Hrvatske Telekomunikacije Sponsored GDR†		11,761,974
	Thailand—0.1%
14,108,400	Bank of Ayudhya NVDR*		10,811,546
	United Arab Emirates—0.1%
5,427,405	DP World		5,698,775
	Turkey—0.0%
659,588	Turkiye Garanti Bankasi		3,537,565
	Philippines—0.0%
278,186	Ayala Corp		1,957,897
5,911,338	Ayala Land		1,370,502
			3,328,399
	Morocco—0.0%
9,208	Ciments Du Maroc		3,001,569
	TOTAL COMMON STOCKS (Cost $7,124,696,660)		8,060,796,821

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—4.6%
	Taiwan—2.0%
4,591,246	Asia Cement, Issued by Deutsche Bank AG London, Expires 09/26/2017†		$8,259,652
6,235,094	Cathay Financial, Issued by Citigroup, Expires 01/17/2012		17,427,088
20,490,596	Chinatrust Financial, Issued by Citigroup, Expires 01/17/2012*†		21,269,239
13,755,285	Chunghwa Telecom, Issued by Deutsche Bank AG London, Expires 01/11/2018†		35,447,370
11,399,415	Far Eastern Textile, Issued by Citigroup, Expires 01/17/2012†		19,082,621
6,732,705	First Financial, Issued by Citigroup, Expires 01/20/2010		8,139,840
5,260,128	Fubon Financial, Issued by Deutsche Bank AG London, Expires 03/13/2017		6,264,812
2,029,832	President Chain Store, Issued by Deutsche Bank AG London, Expires 10/05/2016†		7,124,710
8,129,575	Taiwan Cement, Issued by Morgan Stanley, Expires 12/04/2009		13,345,510
3,565,661	Taiwan Fertilizer, Issued by Deutsche Bank AG London, Expires 01/19/2017†		17,264,931
1,159,615	Taiwan Liquid, Issued by Goldman Sachs International, Expires 04/02/2009		45,496,441
10,617,585	Tatung Co, Issued by Deutsche Bank AG London, Expires 03/05/2018†		6,416,407
2,624,929	Uni-President Enterprises, issued by CLSA, Expires 01/04/2011†		3,753,649
6,701,309	Yuanta Financial, Issued by Citigroup, Expires 01/17/2012*†		6,352,841
			215,645,111
	India—2.0%
1,837,594	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by Citigroup, Expires 10/24/2012†		34,451,212
170,000	Banking Index Benchmark Exchange Traded Scheme-Bank BeES, Issued by CLSA, Expires 03/22/2012†		3,151,800
528,514	Bharti Airtel-Issued by CLSA, Expires 05/31/2010*†		12,037,065
513,794	ICICI Bank, Issued by Citigroup, Expires 10/24/2012†		11,134,430
29,989	ICICI Bank, Issued by CLSA, Expires 05/10/2010†		678,009
443,063	Mahindra & Mehindra, Issued by CLSA, Expires 06/28/2010†		6,942,797
147,895	Oil & Natural Gas, Issued by CLSA, Expires 05/13/2010†		3,772,801
1,350,871	State Bank of India, Issued by Citigroup, Expires 10/24/2012†		60,838,745
1,356,170	State Bank of India, Issued by CLSA, Expires 05/13/2010†		60,187,374
372,851	State Bank of India, Issued by Deutsche Bank AG, Expires 08/18/2017†		16,970,149
			210,164,382

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—Continued
	Russia—0.6%
552	Unified Energy System, Issued by Deutsche Bank AG London-Corporate Action, Expires 12/31/2009*† (2)		$0
552	Unified Energy System, Issued by Deutsche Bank AG London-FAR EAST, Expires 12/31/2009*† (2)		1,490,400
552	Unified Energy System, Issued by Deutsche Bank AG London-FSK, Expires 12/31/2009*† (2)		9,538,880
552	Unified Energy System, Issued by Deutsche Bank AG London-InterRAO UES, Expires 12/31/2009*† (2)		2,310,909
552	Unified Energy System, Issued by Deutsche Bank AG London-MRSK HLD, Expires 12/31/2009*† (2)		8,914,800
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK1, Expires 12/31/2009*† (2)		3,664,143
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK2, Expires 12/31/2009*† (2)		1,935,091
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK3, Expires 12/31/2009*† (2)		1,930,289
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK4, Expires 12/31/2009*† (2)		4,196,602
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK6, Expires 12/31/2009*† (2)		2,158,535
552	Unified Energy System, Issued by Deutsche Bank AG London-OGK7 HYDRO, Expires 12/31/2009*† (2)		12,199,321
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK1, Expires 12/31/2009*† (2)		2,427,045
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK2, Expires 12/31/2009*† (2)		558,988
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK3, Expires 12/31/2009*† (2)		2,689,184
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK4, Expires 12/31/2009*† (2)		753,165
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK6, Expires 12/31/2009*† (2)		609,110
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK7, Expires 12/31/2009*† (2)		1,329,039
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK8, Expires 12/31/2009*† (2)		1,229,227
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK9, Expires 12/31/2009*† (2)		1,003,558
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK10, Expires 12/31/2009*† (2)		1,834,020

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—Continued
	Russia—Continued
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK11, Expires 12/31/2009*† (2)		$375,636
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK12, Expires 12/31/2009*† (2)		848,866
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK13, Expires 12/31/2009*† (2)		646,845
552	Unified Energy System, Issued by Deutsche Bank AG London-TGK14, Expires 12/31/2009*† (2)		139,408
			62,783,061
	TOTAL WARRANTS (Cost $424,472,563)		488,592,554
PREFERRED STOCKS—1.4%
	Brazil—0.8%
3,619,608	Petroleo Brasileiro		90,260,272
	Russia—0.5%
2,621,234	Sberbank		5,360,424
44,697	Silvinit (2)		34,640,175
7,015,479	URSA Bank*		9,611,206
			49,611,805
	Germany—0.1%
39,085	Fresenius SE		3,237,296
61,569	Volkswagen AG		10,159,860
			13,397,156
	Philippines—0.0%
8,687,023	Ayala Land* (2)		20,551
	TOTAL PREFERRED STOCKS (Cost $125,556,601)		153,289,784

Face Value	Currency
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—34.5%
		United States—0.6%
		U.S. Treasury Bills
15,000,000	USD	0.300% due 05/15/2008 (3)	14,998,250
20,000,000	USD	1.210% due 05/15/2008 (3)	19,990,588

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Face Value	Currency	Description	Market Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
		United States—Continued
15,000,000	USD	0.700% due 05/22/2008 (3)	$14,993,875
15,000,000	USD	0.890% due 05/22/2008 (3)	14,992,212
			64,974,925
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $64,974,925)		64,974,925
Share Amount
INVESTMENT FUNDS—0.1%
		Brazil—0.1%
58,842		IShares MSCI Brazil (Cost $4,257,648) (1)	5,314,609
RIGHTS—0.0%
		Austria—0.0%
379,848		Vienna Insurance (Cost $0)	0
Face Value
SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITY LENDING—7.0%
		United States—7.0%
739,603,068		State Street Navigator Securities Lending Prime Portfolio (Cost $739,603,068)	739,603,068

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

Face Value	Currency	Description	Market Value (Note 2)
REPURCHASE AGREEMENT—4.3%
		United States—4.3%
452,772,954	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2008, due 05/01/2008, with a maturity value of $452,786,161 and an effective yield of 1.05%, collateralized by U.S. Government Agency and Obligations, with rates ranging from 2.966%-5.824%, maturities ranging from 12/01/2020-08/01/2037 and an aggregate market value of $461,837,135. (Cost $452,772,954)	$452,772,954
		TOTAL INVESTMENTS—94.0% (Cost $8,936,334,419)	9,965,344,715
		OTHER ASSETS AND LIABILITIES (Net)—6.0%	634,293,811
		TOTAL NET ASSETS—100.0%	$10,599,638,526

Notes to the Portfolio of Investments.

  ADR  American Depositary Receipt

  GDR  Global Depositary Receipt

  NVDR  Non-Voting Depositary Receipt

  (1)  All or a portion of this security was on loan to brokers at April 30, 2008.

  (2)  Illiquid security.

  (3)  Security has been pledged for futures collateral.

  *  Non-income producing security.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

    Aggregate cost for federal income tax purposes was $9,010,920,084.

Glossary of Currencies

  USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2008

Julius Baer International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/12/08	AUD	99,775,888	93,531,583	91,417,262	$2,114,321
05/02/08	CAD	9,857,691	9,788,110	9,794,030	(5,920)
06/06/08	CAD	101,907,349	101,157,436	102,563,757	(1,406,321)
05/05/08	CHF	73,032,000	70,118,573	67,239,235	2,879,338
05/15/08	CHF	53,307,500	51,188,540	49,522,206	1,666,334
06/18/08	CHF	52,129,160	50,077,759	51,768,749	(1,690,990)
05/07/08	DKK	5,249,318	1,095,044	1,029,278	65,766
06/18/08	EUR	29,401,545	45,690,569	46,499,409	(808,840)
06/18/08	GBP	6,910,500	13,642,746	13,908,763	(266,017)
06/10/08	HKD	2,473,722,906	317,710,711	318,228,247	(517,536)
05/27/08	INR	1,689,229,812	41,606,976	42,130,692	(523,716)
05/08/08	JPY	8,700,051,319	83,278,193	84,353,927	(1,075,734)
05/14/08	JPY	9,783,971,000	93,689,738	91,614,504	2,075,234
05/20/08	JPY	22,614,662,880	216,637,902	213,228,175	3,409,727
05/29/08	JPY	12,561,096,700	120,399,085	116,893,081	3,506,004
06/23/08	JPY	14,011,809,817	134,498,160	143,550,702	(9,052,542)
07/22/08	JPY	530,634,445	5,101,643	5,131,665	(30,022)
06/03/08	KRW	37,186,784,318	37,064,146	39,226,566	(2,162,420)
07/24/08	KRW	56,915,512,500	56,715,402	57,276,357	(560,955)
05/19/08	NOK	152,875,400	29,877,116	27,917,349	1,959,767
06/23/08	TRY	8,879,076	6,817,014	6,767,589	49,425
05/05/08	TWD	1,216,832,765	39,964,948	38,061,701	1,903,247
05/16/08	TWD	3,816,360,607	125,375,206	127,012,603	(1,637,397)
06/05/08	TWD	1,216,832,765	39,994,503	40,019,500	(24,997)
07/21/08	TWD	1,077,688,395	35,577,295	36,382,092	(804,797)
Net unrealized depreciation on forward foreign exchange contracts to buy					$(939,041)

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Continued)

(Unaudited) April 30, 2008

Julius Baer International Equity Fund II

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/06/08	CAD	101,907,349	101,157,436	100,540,006	$(617,430)
06/20/08	CAD	25,697,244	25,505,192	25,344,949	(160,243)
06/20/08	CZK	448,558,692	27,627,582	27,919,749	292,167
06/18/08	EUR	108,254,150	168,229,040	167,739,805	(489,235)
06/20/08	EUR	60,687,882	94,301,264	94,400,607	99,343
06/26/08	EUR	91,137,582	141,576,243	139,826,468	(1,749,775)
07/31/08	EUR	12,539,990	19,447,134	19,489,777	42,643
06/18/08	GBP	70,251,000	138,689,895	141,309,887	2,619,992
05/19/08	HUF	14,709,674,550	90,665,782	81,125,494	(9,540,288)
06/20/08	HUF	26,922,463	165,157	162,792	(2,365)
05/14/08	JPY	9,783,971,000	93,689,738	98,322,473	4,632,735
05/21/08	MXN	488,674,219	46,414,882	44,989,341	(1,425,541)
05/19/08	PLN	220,320,347	99,194,823	89,623,051	(9,571,772)
06/23/08	TRY	8,879,076	6,817,014	6,876,608	59,594
05/05/08	TWD	1,216,832,765	39,964,948	39,943,302	(21,646)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(15,831,821)

Glossary of Currencies

AUD  — Australian Dollar

CAD  — Canadian Dollar

  CHF  — Swiss Franc

  CZK  — Czech Koruna

  DKK  — Danish Krone

  EUR  — Euro

  GBP  — British Pound Sterling

  HKD  — Hong Kong Dollar

  HUF  — Hungarian Forint

  INR  — Indian Rupee

  JPY  — Japanese Yen

  KRW  — Republic of Korea Won

  MXN  — Mexican Nuevo Peso

  NOK  — Norwegian Krone

  PLN  — Polish Zloty

  TRY  — Turkish Lira

  TWD  — New Taiwan Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer International Equity Fund II

At April 30, 2008, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	23.7%	$2,524,633,918
Materials	11.2	1,189,031,006
Energy	10.2	1,081,532,250
Industrials	8.7	919,707,174
Consumer Discretionary	6.6	698,989,019
Telecommunications	6.0	630,808,826
Consumer Staples	5.4	569,434,801
Utilities	4.7	497,129,633
Healthcare	3.2	342,116,018
Information Technology	2.4	254,611,123
Cash & Cash Equivalents	11.9	1,257,350,947	*
Total Investments	94.0	9,965,344,715
Other Assets and Liabilities (Net)	6.0	634,293,811	*
Net Assets	100.0%	$10,599,638,526

* Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $1,069,482,871 and notional market value for futures, which is 10.09% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—37.6%
		United States—29.1%
		3M Co
4,530,000	USD	5.700% due 03/15/2037 (1)		$4,630,154
		Abbott Laboratories
2,800,000	USD	4.350% due 03/15/2014 (1)		2,769,777
4,400,000	USD	5.600% due 11/30/2017 (1)		4,556,297
				7,326,074
		AIG SunAmerica Global Financing VII
420,000	USD	5.850% due 08/01/2008†		421,385
		Allstate Life Global Funding Trusts
1,560,000	USD	5.375% due 04/30/2013		1,585,183
		American Express Bank FSB
5,500,000	USD	5.550% due 10/17/2012		5,509,504
		American General
4,900,000	USD	7.500% due 08/11/2010		5,176,723
		American Honda Finance
6,000,000	USD	4.625% due 04/02/2013†		5,901,612
		Anheuser-Busch Cos
4,660,000	USD	7.500% due 03/15/2012 (1)		5,152,818
		Archer-Daniels-Midland Co
9,550,000	USD	6.450% due 01/15/2038 (1)		9,930,271
		AT&T Inc
12,000,000	USD	5.500% due 02/01/2018 (1)		12,020,400
		Bank of America, Multi-Coupon
7,950,000	USD	8.000% due 12/29/2049 (1)(2)		8,101,742
		Bottling Group
3,055,000	USD	5.500% due 04/01/2016 (1)		3,129,368
		Bristol-Myers Squibb
3,970,000	USD	6.125% due 05/01/2038 (1)		4,019,212
		Burlington Northern Santa Fe
3,280,000	USD	6.150% due 05/01/2037 (1)		3,229,829

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Cargill Inc
5,000,000	USD	4.375% due 06/01/2013† (1)		$4,801,920
		Caterpillar Financial Services
3,850,000	USD	4.250% due 02/08/2013		3,798,783
		CIT Group
800,000	USD	7.625% due 11/30/2012		746,934
4,350,000	USD	5.400% due 01/30/2016		3,608,495
				4,355,429
		Citigroup Inc
5,200,000	USD	5.500% due 04/11/2013		5,237,284
1,300,000	USD	6.000% due 08/15/2017		1,308,657
				6,545,941
		Citigroup Inc, Multi-Coupon
4,960,000	USD	8.400% due 04/29/2049 (1)		5,026,117
		Coca-Cola Co
4,790,000	USD	5.350% due 11/15/2017 (1)		4,976,475
		Comcast Corp
690,000	USD	6.300% due 11/15/2017 (1)		718,246
4,530,000	USD	6.950% due 08/15/2037 (1)		4,803,444
				5,521,690
		Consolidated Edison
2,570,000	USD	3.625% due 08/01/2008 (1)		2,566,268
2,400,000	USD	5.500% due 09/15/2016 (1)		2,410,034
7,250,000	USD	5.850% due 04/01/2018 (1)		7,449,179
				12,425,481
		Credit Suisse
5,020,000	USD	6.125% due 11/15/2011 (1)		5,229,821
3,730,000	USD	4.875% due 01/15/2015		3,637,791
				8,867,612
		CVS Caremark
4,260,000	USD	5.750% due 06/01/2017 (1)		4,324,433

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Devon Energy
2,340,000	USD	7.950% due 04/15/2032 (1)		$2,886,329
		Eli Lilly
7,930,000	USD	5.550% due 03/15/2037 (1)		7,692,354
		Estee Lauder
4,300,000	USD	5.550% due 05/15/2017 (1)		4,244,457
		Florida Power & Light
1,530,000	USD	5.950% due 02/01/2038 (1)		1,558,680
		General Electric
12,250,000	USD	4.800% due 05/01/2013		12,311,397
8,110,000	USD	5.250% due 12/06/2017		8,086,019
				20,397,416
		GlaxoSmithKline Capital
4,950,000	USD	4.375% due 04/15/2014 (1)		4,900,045
		Harley-Davidson Funding
8,180,000	USD	5.250% due 12/15/2012† (1)		8,217,718
		HSBC Bank
3,740,000	USD	5.875% due 11/01/2034		3,437,576
		HSBC Finance
600,000	USD	4.125% due 12/15/2008		598,632
		IBM International Group Capital
4,820,000	USD	5.050% due 10/22/2012 (1)		4,976,197
		Jefferies Group
1,000,000	USD	6.450% due 06/08/2027 (1)		804,350
		JPMorgan Chase
12,520,000	USD	4.750% due 05/01/2013		12,505,965
		JPMorgan Chase, Multi-Coupon
1,650,000	USD	7.900% due 04/29/2049 (1)		1,686,288
		Kellogg Co
4,080,000	USD	2.875% due 06/01/2008 (1)		4,077,719
5,990,000	USD	5.125% due 12/03/2012 (1)		6,114,544
				10,192,263

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Kohl's Corp
1,180,000	USD	6.250% due 12/15/2017 (1)		$1,147,875
		Kraft Foods
6,880,000	USD	6.125% due 02/01/2018		7,035,364
		Lehman Brothers
5,800,000	USD	5.625% due 01/24/2013		5,720,801
		Litton Industries
4,380,000	USD	6.980% due 03/15/2036 (1)		4,795,316
		McCormick & Co
2,350,000	USD	5.750% due 12/15/2017 (1)		2,412,635
		McDonald's Corp
4,850,000	USD	6.300% due 03/01/2038 (1)		5,019,401
		Merna Reinsurance, Series B
2,700,000	USD	4.446% due 07/07/2010† (2)		2,540,970
		Merrill Lynch
11,400,000	USD	5.450% due 02/05/2013		11,102,973
		Metropolitan Life Global Funding I
3,130,000	USD	5.125% due 04/10/2013†		3,133,177
		Morgan Stanley
13,200,000	USD	5.950% due 12/28/2017		13,099,033
		National Rural Utilities Cooperative Finance
5,650,000	USD	5.750% due 12/01/2008		5,702,025
5,180,000	USD	5.450% due 02/01/2018 (1)		5,165,600
				10,867,625
		Pacificorp
3,060,000	USD	6.100% due 08/01/2036 (1)		3,073,629
		Pfizer Inc
690,000	USD	4.500% due 02/15/2014		702,874
		Private Export Funding, Series D
3,040,000	USD	5.870% due 07/31/2008		3,066,308
		Procter & Gamble
3,010,000	USD	5.550% due 03/05/2037 (1)		2,994,736

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Raytheon Co
3,710,000	USD	6.400% due 12/15/2018 (1)		$3,990,895
		SC Johnson & Son
3,500,000	USD	5.750% due 02/15/2033†		3,228,946
		Southern Co, Series A
5,130,000	USD	5.300% due 01/15/2012 (1)		5,282,859
		SunTrust Banks
4,000,000	USD	6.000% due 09/11/2017		3,905,872
		SYSCO Corp
7,040,000	USD	5.250% due 02/12/2018 (1)		7,086,013
		Toyota Motor Credit
9,610,000	USD	2.875% due 08/01/2008		9,594,547
		United Parcel Service
10,750,000	USD	6.200% due 01/15/2038 (1)		11,346,614
		UnitedHealth Group
2,950,000	USD	6.875% due 02/15/2038 (1)		2,887,354
		Verizon Communications
1,440,000	USD	5.500% due 02/15/2018 (1)		1,446,788
		Wachovia Corp
4,300,000	USD	5.750% due 06/15/2017		4,285,767
4,600,000	USD	5.750% due 02/01/2018		4,591,876
				8,877,643
		Wachovia Corp, Multi-Coupon
1,460,000	USD	7.980% due 02/28/2049 (1)		1,440,846
		Wal-Mart Stores
2,270,000	USD	4.250% due 04/15/2013		2,281,727
5,120,000	USD	6.500% due 08/15/2037		5,452,047
				7,733,774
		Wells Fargo
8,700,000	USD	4.375% due 01/31/2013		8,615,488
2,970,000	USD	5.625% due 12/11/2017		3,066,979
				11,682,467

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Wyeth
3,150,000	USD	5.500% due 02/01/2014 (1)		$3,238,805
3,250,000	USD	5.450% due 04/01/2017 (1)		3,292,133
				6,530,938
				382,624,699
		United Kingdom—2.3%
		AstraZeneca PLC
2,400,000	USD	5.400% due 06/01/2014 (1)		2,516,688
2,320,000	USD	6.450% due 09/15/2037 (1)		2,515,335
				5,032,023
		Diageo Capital
5,040,000	USD	5.125% due 01/30/2012 (1)		5,145,034
		Lloyds TSB, Multi-Coupon
3,500,000	USD	6.267% due 11/29/2049† (1)		2,913,792
		Royal Bank of Scotland, Multi-Coupon
4,900,000	USD	7.640% due 03/31/2049 (1)		4,619,710
		Standard Chartered Bank
6,000,000	USD	6.400% due 09/26/2017†		6,154,380
		Vodafone Group
6,270,000	USD	6.150% due 02/27/2037 (1)		6,197,575
				30,062,514
		Canada—1.3%
		Alcan Inc
5,000,000	USD	7.250% due 03/15/2031 (1)		5,340,230
		BP Canada Finance
6,940,000	USD	3.625% due 01/15/2009		6,962,284
		Thomson Reuters
4,800,000	USD	5.700% due 10/01/2014 (1)		4,665,509
				16,968,023
		Germany—0.8%
		Deutsche Bank
9,740,000	USD	5.375% due 10/12/2012		10,076,985

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		France—0.7%
		AXA SA
5,400,000	USD	8.600% due 12/15/2030		$6,024,866
		Lafarge SA
2,670,000	USD	7.125% due 07/15/2036 (1)		2,495,035
				8,519,901
		Netherlands—0.6%
		Philips Electronics NV
7,750,000	USD	6.875% due 03/11/2038 (1)		8,394,033
		Brazil—0.6%
		Embraer Overseas
3,250,000	USD	6.375% due 01/24/2017 (1)		3,217,500
		Petrobras International Finance
4,100,000	USD	5.875% due 03/01/2018 (1)		4,103,190
				7,320,690
		Chile—0.5%
		Celulosa Arauco y Constitucion
3,600,000	USD	7.750% due 09/13/2011		3,911,857
		Transelec SA
3,000,000	USD	7.875% due 04/15/2011		3,257,667
				7,169,524
		Russia—0.5%
		Norilsk Nickel Finance
3,500,000	USD	7.125% due 09/30/2009		3,596,950
		VTB Capital
3,300,000	USD	3.839% due 08/01/2008† (2)		3,300,000
				6,896,950
		Australia—0.5%
		BHP Billiton Finance
6,790,000	USD	5.400% due 03/29/2017		6,565,950
		Norway—0.4%
		StatoilHydro ASA
5,000,000	USD	6.360% due 01/15/2009 (1)		5,091,780

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		Mexico—0.3%
		Monterrey Power
4,181,348	USD	9.625% due 11/15/2009† (1)		$4,536,762
			TOTAL CORPORATE BONDS (Cost $495,026,142)	494,227,811

U.S. GOVERNMENT AND AGENCY OBLIGATIONS—32.5%

		Federal Home Loan Mortgage Corporation
1,846,715	USD	5.313% due 09/01/2035 (2)	1,918,275
2,372,656	USD	4.922% due 04/01/2036 (2)	2,380,145
3,996,876	USD	5.597% due 12/01/2036 (2)	4,085,266
965,058	USD	5.507% due 01/01/2037 (2)	985,494
5,750,857	USD	5.182% due 02/01/2037 (2)	5,834,524
3,124,093	USD	5.497% due 03/01/2037 (2)	3,181,471
1,324,149	USD	5.620% due 04/01/2037 (2)	1,351,885
3,803,007	USD	5.618% due 07/01/2037 (2)	3,877,420
11,211,706	USD	5.092% due 02/01/2038 (2)	11,292,290
			34,906,770
		Federal Home Loan Mortgage Corporation TBA
2,500,000	USD	5.000% due 05/01/2038*	2,456,640
108,900,000	USD	6.500% due 06/01/2038*	112,558,387
			115,015,027
		Federal National Mortgage Association Corporation
1,427,610	USD	4.324% due 01/01/2034 (2)	1,454,581
3,837,464	USD	4.251% due 10/01/2034 (2)	3,824,083
59,597	USD	5.500% due 05/01/2035	60,036
127,847	USD	5.500% due 06/01/2035	128,789
2,941,983	USD	4.738% due 11/01/2035 (2)	3,054,717
2,266,799	USD	5.550% due 02/01/2036 (2)	2,306,885
807,313	USD	6.000% due 06/01/2036	827,570
154,177	USD	6.000% due 11/01/2036	157,822
880,654	USD	5.000% due 12/01/2036	866,244
864,334	USD	6.000% due 12/01/2036	884,763
1,412,395	USD	5.000% due 01/01/2037	1,389,284
2,398,430	USD	5.000% due 02/01/2037	2,358,674
2,194,043	USD	5.000% due 03/01/2037	2,157,877
2,775,029	USD	5.364% due 03/01/2037 (2)	2,786,064
4,260,956	USD	5.500% due 03/01/2037	4,290,365
775,104	USD	6.000% due 03/01/2037	793,419

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
1,004,100	USD	5.000% due 04/01/2037		$987,457
9,297,146	USD	5.000% due 05/01/2037		9,143,040
26,764	USD	6.000% due 05/01/2037		27,391
1,218,212	USD	5.000% due 06/01/2037		1,198,019
166,934	USD	5.500% due 06/01/2037		168,051
13,059,935	USD	5.887% due 06/01/2037 (2)		13,300,728
1,551,590	USD	6.000% due 06/01/2037		1,587,935
968,730	USD	5.000% due 07/01/2037		952,673
12,158,167	USD	5.500% due 07/01/2037		12,239,500
463,471	USD	6.000% due 07/01/2037		474,329
1,744,418	USD	5.500% due 08/01/2037		1,756,247
5,891,660	USD	5.919% due 08/01/2037 (2)		5,984,906
18,181,684	USD	6.000% due 08/01/2037		18,607,578
934,309	USD	5.000% due 09/01/2037		918,823
4,221,067	USD	6.000% due 09/01/2037		4,319,943
377,071	USD	5.500% due 10/01/2037		379,593
5,576,536	USD	5.636% due 10/01/2037 (2)		5,676,691
6,179,980	USD	6.000% due 10/01/2037		6,324,742
2,421,649	USD	5.500% due 11/01/2037		2,437,848
12,316,851	USD	6.000% due 11/01/2037		12,605,365
819,106	USD	5.500% due 12/01/2037		824,585
5,633,082	USD	5.788% due 12/01/2037 (2)		5,734,839
11,479,075	USD	5.860% due 12/01/2037 (2)		11,723,006
3,828,314	USD	6.000% due 12/01/2037		3,917,990
1,693,298	USD	5.000% due 01/01/2038		1,665,231
9,268,988	USD	5.520% due 01/01/2038 (2)		9,434,577
1,941,720	USD	6.000% due 01/01/2038		1,987,009
2,896,792	USD	5.600% due 01/01/2047 (2)		2,967,488
				164,686,757
		Federal National Mortgage Association Corporation TBA
9,500,000	USD	6.000% due 05/01/2038*		9,712,268
26,900,000	USD	5.500% due 06/01/2038*		26,979,866
				36,692,134
		Government National Mortgage Association
49,794	USD	7.000% due 04/15/2032		53,306
4,092,934	USD	6.000% due 03/15/2037		4,211,907
2,637,055	USD	6.000% due 04/15/2037		2,713,709
470,629	USD	6.000% due 05/15/2037		484,309

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—Continued
4,227,187	USD	6.000% due 06/15/2037		$4,350,063
1,981,508	USD	6.000% due 07/15/2037		2,039,106
1,205,286	USD	6.000% due 09/15/2037		1,240,321
				15,092,721
		Government National Mortgage Association TBA
57,900,000	USD	6.000% due 05/01/2038*		59,483,218
		U.S. Treasury Bond
2,100,000	USD	5.000% due 05/15/2037		2,276,532
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $423,842,519)			428,153,159
ASSET BACKED SECURITIES—22.0%
		United States—21.9%
1,170,000	USD	American Express Credit Account Master Trust Series 2005-3, Class A, 2.716% due 01/18/2011 (1)(2)		1,169,682
1,891,897	USD	Banc of America Alternative Loan Trust Series 2004-10, Class 2CB1, 6.000% due 11/25/2034 (1)		1,841,601
		Banc of America Commercial Mortgage
2,000,000	USD	Series 2002-2, Class A3, 5.118% due 07/11/2043 (1)		1,995,303
10,270,000	USD	Series 2006-2, Class A4, 5.740% due 05/10/2045 (1)(2)		10,371,320
8,500,000	USD	Series 2006-5, Class A4, 5.414% due 09/10/2047 (1)		8,350,811
				20,717,434
		Bear Stearns Commercial Mortgage Securities
3,205,000	USD	Series 2006-PW14, Class A4, 5.201% due 12/11/2038 (1)		3,095,163
11,140,000	USD	Series 2006-PW11, Class A4, 5.457% due 03/11/2039 (1)(2)		11,082,296
11,200,000	USD	Series 2007-PWR16, Class A4, 5.712% due 06/11/2040 (1)(2)		11,148,217

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Series 2005-PWR8, Class A4,
13,100,000	USD	4.674% due 06/11/2041 (1)		$12,612,165
				37,937,841
3,098,334	USD	Capital Auto Receivables Asset Trust Series 2006-1, Class A3, 5.030% due 10/15/2009 (1)		3,110,974
4,046,965	USD	Capital One Prime Auto Receivables Trust Series 2006-1, Class A3, 4.990% due 09/15/2010 (1)		4,074,515
6,645,000	USD	Citibank Credit Card Issuance Trust Series 2003-A6, Class A6, 2.900% due 05/17/2010 (1)		6,645,388
12,600,000	USD	Series 2008-A1, Class A1, 5.350% due 02/07/2020 (1)		12,042,844
				18,688,232
612,929	USD	CNH Equipment Trust Series 2007-A, Class A2, 5.130% due 10/15/2009 (1)		615,553
2,599,778	USD	Series 2006-B, Class A3, 5.200% due 06/15/2010 (1)		2,616,814
5,000,000	USD	Series 2007-C, Class A3A, 5.210% due 12/15/2011 (1)		5,005,035
				8,237,402
7,500,000	USD	Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4, 5.768% due 06/10/2046 (1)(2)		7,587,232
8,157,687	USD	Credit Suisse Mortgage Capital Certificates Series 2007-7, Class 3A1, 5.500% due 03/25/2023 (1)		7,436,918
10,600,000	USD	Series 2006-C4, Class A3, 5.467% due 09/15/2039 (1)		10,427,277
10,200,000	USD	Series 2006-C5, Class A3, 5.311% due 12/15/2039 (1)		9,916,561
				27,780,756

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
943,387	USD	Ford Credit Auto Owner Trust Series 2005-C, Class A3, 4.300% due 08/15/2009 (1)		$944,934
7,000,000	USD	Ford Credit Floorplan Master Owner Trust Series 2005-1, Class A, 2.866% due 05/15/2010 (1)(2)		6,999,222
6,700,000	USD	GE Capital Commercial Mortgage Corporation Series 2002-1A, Class A3, 6.269% due 12/10/2035 (1)		6,937,106
552,827	USD	Honda Auto Receivables Owner Trust Series 2005-3, Class A3, 3.870% due 04/20/2009 (1)		553,359
1,072,997	USD	Series 2005-5, Class A3, 4.610% due 08/17/2009 (1)		1,076,054
3,245,231	USD	Series 2005-6, Class A3, 4.850% due 10/19/2009 (1)		3,258,630
				4,888,043
5,500,000	USD	John Deere Owner Trust Series 2008-A, Class A1, 2.741% due 05/08/2009 (1)		5,466,484
1,920,000	USD	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB4, Class A3, 6.162% due 05/12/2034 (1)		1,981,866
8,420,000	USD	Lehman Brothers-UBS Commercial Mortgage Trust Series 2001-C3, Class A2, 6.365% due 12/15/2028 (1)		8,737,000
10,389,237	USD	Lehman Mortgage Trust Series 2007-10, Class 4A1, 6.000% due 01/25/2027 (1)		10,441,183
3,760,721	USD	MASTR Alternative Loans Trust Series 2005-1, Class 1A1, 5.500% due 02/25/2035 (1)		3,484,065

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
		Series 2007-HF1, Class 4A1,
6,410,293	USD	7.000% due 10/25/2047 (1)		$5,576,955
				9,061,020
6,250,045	USD	MASTR Asset Securitization Trust Series 2007-2, Class A3, 6.250% due 01/25/2038 (1)		6,226,608
5,300,000	USD	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-9, Class A4, 5.700% due 09/12/2049 (1)		5,231,824
2,600,000	USD	Morgan Stanley Capital I Series 2006-T23, Class A4, 5.811% due 08/12/2041 (1)(2)		2,641,018
12,850,000	USD	Series 2006-IQ12, Class A4, 5.332% due 12/15/2043 (1)		12,512,948
12,050,000	USD	Series 2007-IQ13, Class A4, 5.364% due 03/15/2044 (1)		11,654,084
				26,808,050
483,201	USD	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4, 6.390% due 07/15/2033 (1)		503,785
5,200,000	USD	Series 2001-TOP5, Class A4, 6.390% due 10/15/2035 (1)		5,436,981
7,500,000	USD	Series 2002-TOP7, Class A2, 5.980% due 01/15/2039 (1)		7,809,144
				13,749,910
3,106,529	USD	Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 6.133% due 11/25/2034 (1)(2)		2,845,818
2,387,884	USD	Nissan Auto Receivables Owner Trust Series 2004-B, Class A4, 4.000% due 12/15/2009 (1)		2,391,001
4,269,764	USD	PG&E Energy Recovery Funding LLC Series 2005-1, Class A2, 3.870% due 06/25/2011 (1)		4,276,277

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		United States—Continued
3,996,223	USD	Prime Mortgage Trust Series 2004-CL1, Class 1A1 6.000% due 02/25/2034 (1)		$3,691,234
2,439,367	USD	Residential Accredit Loans Series 2003-QS10, Class A14 4.500% due 05/25/2033 (1)		2,147,919
5,700,000	USD	SLM Student Loan Trust Series 2008-4, Class A1, 3.396% due 07/25/2013 (1)(2)		5,686,394
2,078,069	USD	Series 2007-2, Class A1, 2.900% due 04/25/2014 (1)(2)		2,067,680
2,075,466	USD	Series 2005-6, Class A3, 2.970% due 04/25/2018 (1)(2)		2,071,067
				9,825,141
2,077,744	USD	Small Business Administration Series 2005-P10B, Class 1, 4.940% due 08/10/2015 (1)		2,073,947
3,580,771	USD	Series 2006-P10A, Class 1, 5.408% due 02/10/2016		3,633,788
6,115,060	USD	Series 2007-P10A, Class 1, 5.459% due 02/10/2017		6,153,044
				11,860,779
7,500,000	USD	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class A3, 6.100% due 08/15/2039 (1)(2)		7,634,262
3,563,311	USD	U-Haul S Fleet LLC Series 2007-BT1, Class BT, 5.559% due 02/25/2020† (1)		3,358,691
912,568	USD	Volkswagen Auto Loan Enhanced Trust Series 2007-1, Class A2, 5.290% due 05/20/2009 (1)		915,406
				287,565,447

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
ASSET BACKED SECURITIES—Continued
		Russia—0.1%
1,529,619	USD	City Mortgage MBS Finance B.V. Series 2006-1A, Class AFL, 4.322% due 09/10/2033† (1)(2)		$1,460,787
			TOTAL ASSET BACKED SECURITIES (Cost $291,066,085)	289,026,234
MUNICIPAL OBLIGATIONS—2.2%
		United States—2.2%
10,340,000	USD	Texas State Transportation Commission Mobility Fund 5.000% due 04/01/2031 (1)		10,542,457
9,160,000	USD	Washington State, Series A 5.000% due 07/01/2032 (1)		9,368,848
8,550,000	USD	Wisconsin State, Series A 5.000% due 05/01/2022 (1)		8,950,995
				28,862,300
			TOTAL MUNICIPAL OBLIGATIONS (Cost $28,486,602)	28,862,300
FOREIGN GOVERNMENT BONDS—0.1%
		France—0.1%
1,400,000	USD	CCCE-Principal Certificate Zero Coupon due 05/01/2009 (Cost $1,328,974)		1,356,723
REPURCHASE AGREEMENT—19.1%
		United States—19.1%
251,991,027	USD	State Street Bank and Trust Repurchase Agreement, dated 04/30/2008, due 05/01/2008, with maturity value of $251,998,377, and an effective yield of 1.05%, collateralized by U.S. Government and Agency Obligations, with rates ranging from 3.016%-4.500%, maturities ranging from 12/01/2020-08/15/2036, and an aggregate market value of $257,037,130. (Cost $251,991,027)		$251,991,027
		TOTAL INVESTMENTS—113.5% (Cost $1,491,741,349)		1,493,617,254
		OTHER ASSETS AND LIABILITIES (Net)—(13.5%)		(178,028,886)
		TOTAL NET ASSETS—100.0%		$1,315,588,368

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

Portfolio Footnotes:

    Aggregate cost for federal income tax purposes was $1,491,808,762.

  (1)  Callable

  (2)  Variable rate security.

  *  TBA - To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2008

Julius Baer Total Return Bond Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/03/08	AED	41,700,000	11,366,631	11,629,755	$(263,124)
06/05/08	AUD	21,860,000	20,510,495	20,087,643	422,852
05/09/08	EUR	12,422,385	19,337,318	18,893,071	444,247
05/19/08	EUR	4,357,825	6,780,900	6,670,000	110,900
05/30/08	EUR	16,540,473	25,726,117	25,965,487	(239,370)
05/30/08	GBP	11,552,000	22,836,430	22,872,267	(35,837)
06/04/08	JPY	2,545,798,380	24,410,707	24,610,001	(199,294)
07/02/08	PEN	34,508,000	12,165,778	11,620,316	545,462
08/28/08	RUB	592,000,000	24,851,106	24,187,948	663,158
05/30/08	SKK	262,400,000	12,659,269	12,060,487	598,782
Net unrealized appreciation on forward foreign exchange contracts to buy					$2,047,776

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
06/05/08	AUD	21,860,000	20,510,495	20,035,540	$(474,955)
05/09/08	EUR	7,300,000	11,363,552	11,243,752	(119,800)
05/30/08	EUR	7,307,927	11,366,336	11,400,000	33,664
05/30/08	GBP	11,552,000	22,836,430	23,017,245	180,815
06/04/08	JPY	2,545,798,382	24,410,707	25,073,114	662,407
05/30/08	SKK	262,400,000	12,659,269	12,544,221	(115,048)
Net unrealized appreciation on forward foreign exchange contracts to sell					$167,083

Glossary of Currencies

AED  — United Arab Emirates Dirham

AUD  — Australian Dollar

EUR  — Euro

GBP  — British Pound Sterling

JPY  — Japanese Yen

PEN  — Peruvian Nuevo Sol

RUB  — New Russian Ruble

SKK  — Slovakia Koruna

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer Total Return Bond Fund

At April 30, 2008, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Corporate Bonds	37.6%	$494,227,811
U.S. Government and Agency Obligations	32.5	428,153,159
Asset Backed Securities	22.0	289,026,234
Municipal Obligations	2.2	28,862,300
Foreign Government Bonds	0.1	1,356,723
Cash & Cash Equivalents	19.1	251,991,027	*
Total Investments	113.5	1,493,617,254
Other Assets and Liabilities (Net)	(13.5)	(178,028,886	)*
Net Assets	100.0%	$1,315,588,368

* Cash and Cash Equivalents and Other Assets and Liabilities (Net) include the margin requirements for $(14,155,532) and notional market value for futures, which is (1.08)% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—60.2%
		United States—38.4%
		Advanced Medical Optics
3,465,000	USD	7.500% due 05/01/2017 (2)		$3,153,150
		Alliant Techsystems
2,600,000	USD	6.750% due 04/01/2016 (2)		2,587,000
		Allison Transmission
3,122,000	USD	11.250% due 11/01/2015† (2)		2,989,315
		American Airlines, Series 99-1
2,250,000	USD	7.324% due 10/15/2009		2,158,650
		Atlantic & Western, Series B
850,000	USD	8.948% due 01/09/2009† (1)		853,060
		Calabash Re II, Series A1
250,000	USD	11.200% due 01/08/2010† (1)		252,912
		Calpine Generating
1,675,000	USD	Zero Coupon due 04/01/2010* (2)(3)		87,937
		Carillon Ltd, Series A1
330,000	USD	12.800% due 01/08/2010† (1)		334,752
		Cascadia Ltd
640,000	USD	6.115% due 06/13/2008† (1)		639,744
		Case New Holland
2,910,000	USD	6.000% due 06/01/2009 (2)		2,960,925
		Chesapeake Energy
2,425,000	EUR	6.250% due 01/15/2017 (2)		3,605,586
		Church & Dwight
1,090,000	USD	6.000% due 12/15/2012 (2)		1,079,100
		Citigroup Capital XXI, Multi-Coupon
1,750,000	USD	8.300% due 12/21/2057 (2)		1,791,617
		CMS Energy
2,800,000	USD	8.500% due 04/15/2011 (2)		3,012,666
		Community Health Systems
2,245,000	USD	8.875% due 07/15/2015 (2)		2,346,025

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Cooper-Standard Automotive
2,765,000	USD	7.000% due 12/15/2012 (2)		$2,549,330
		DAE Aviation
3,675,000	USD	11.250% due 08/01/2015† (2)		3,753,094
		Delphi Corp
1,500,000	USD	Zero Coupon due 06/15/2006* (2)(3)		532,500
		Dex Media
300,000	USD	8.000% due 11/15/2013 (2)		231,000
		Dex Media West, Series B
338,000	USD	9.875% due 08/15/2013 (2)		319,410
		Dresser-Rand Group
3,546,000	USD	7.375% due 11/01/2014 (2)		3,563,730
		Exide Technologies, Series B
3,000,000	USD	10.500% due 03/15/2013 (2)		2,940,000
		Ford Motor
2,940,000	USD	7.125% due 11/15/2025		1,999,200
1,500,000	USD	7.450% due 07/16/2031		1,128,750
				3,127,950
		Ford Motor Credit
1,000,000	USD	7.375% due 02/01/2011		920,003
		Foundation Re, Series B
1,100,000	USD	5.020% due 01/06/2009† (1)		1,086,965
		General Motors
3,550,000	USD	8.375% due 07/15/2033 (2)		2,720,187
		Hawker Beechcraft Acquisition
3,810,000	USD	9.750% due 04/01/2017 (2)		4,038,600
		Helix 04
790,000	USD	8.096% due 06/30/2009† (1)		801,297
		Hertz Corp
2,425,000	USD	10.500% due 01/01/2016 (2)		2,452,281

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Hexcel Corp
2,355,000	USD	6.750% due 02/01/2015 (2)		$2,352,056
		IASIS Healthcare Capital
2,470,000	USD	8.750% due 06/15/2014 (2)		2,544,100
		Intcomex Inc
2,415,000	USD	11.750% due 01/15/2011 (2)		2,318,400
		Invacare Corp
2,700,000	USD	9.750% due 02/15/2015 (2)		2,720,250
		Jarden Corp
1,400,000	USD	7.500% due 05/01/2017 (2)		1,295,000
		KB Home
1,275,000	USD	6.250% due 06/15/2015 (2)		1,153,875
		Koppers Holdings, Multi-Coupon
1,491,000	USD	9.875% due 11/15/2014 (2)(4)		1,312,080
		Level 3 Financing
3,445,000	USD	9.250% due 11/01/2014 (2)		3,152,175
		LVB Acquisition Merger
2,350,000	USD	10.000% due 10/15/2017† (2)		2,532,125
		MacDermid Inc
2,215,000	USD	9.500% due 04/15/2017† (2)		2,126,400
		Meritage Homes
3,320,000	USD	7.000% due 05/01/2014 (2)		2,851,050
		Mystic Re, Series A
550,000	USD	9.390% due 12/05/2008† (1)		544,390
		Nalco Co, Series*
1,795,000	EUR	7.750% due 11/15/2011 (2)		2,822,582
		NewMarket Corp
3,495,000	USD	7.125% due 12/15/2016 (2)		3,425,100
		NRG Energy
3,151,000	USD	7.375% due 02/01/2016 (2)		3,253,408

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United States—Continued
		Redwood Capital X, Series D
870,000	USD	7.360% due 01/09/2009† (1)(2)		$872,567
		Stanadyne Corp, Series I
1,350,000	USD	10.000% due 08/15/2014 (2)		1,309,500
		Sunguard Data Systems
3,885,000	USD	10.250% due 08/15/2015 (2)		4,147,238
		Tartan Capital, Series B
675,000	USD	5.728% due 01/07/2009† (1)		671,186
		Toll Corp
3,345,000	USD	8.250% due 02/01/2011 (2)		3,236,288
		Verso Paper, Series B
2,790,000	USD	9.125% due 08/01/2014 (2)		2,894,625
		Vought Aircraft Industries
4,355,000	USD	8.000% due 07/15/2011 (2)		4,159,025
		WCA Waste
3,505,000	USD	9.250% due 06/15/2014 (2)		3,557,575
		Wesco Distribution
500,000	USD	7.500% due 10/15/2017 (2)		457,500
		Wynn Las Vegas Capital
5,255,000	USD	6.625% due 12/01/2014† (2)		5,149,900
				117,747,181
		United Kingdom—3.6%
		Ardagh Glass Finance
840,000	EUR	7.125% due 06/15/2017 (2)		1,199,903
		Ardagh Glass Finance BV
2,585,000	EUR	8.875% due 07/01/2013 (2)		4,034,648
		Eurus Ltd
645,000	USD	9.163% due 04/08/2009† (1)		657,900
		Global Crossing UK Finance
2,035,000	GBP	11.750% due 12/15/2014 (2)		3,959,887

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		United Kingdom—Continued
		Royal Bank of Scotland, Multi-Coupon
1,300,000	USD	7.640% due 03/31/2049 (2)		$1,225,637
				11,077,975
		Brazil—3.4%
		Cia Energetica de Sao Paulo
350,000	USD	9.250% due 08/11/2013†		387,625
7,320,000	BRL	9.750% due 01/15/2015†		4,675,650
				5,063,275
		ISA Capital do Brasil
2,430,000	USD	8.800% due 01/30/2017† (2)		2,594,025
		Petrobras International Finance
1,450,000	USD	5.875% due 03/01/2018 (2)		1,451,128
1,000,000	USD	8.375% due 12/10/2018		1,185,000
				2,636,128
				10,293,428
		Russia—3.3%
		ALROSA Finance
300,000	USD	8.875% due 11/17/2014†		323,625
2,680,000	USD	8.875% due 11/17/2014		2,886,869
				3,210,494
		Evraz Group
2,600,000	USD	8.250% due 11/10/2015† (2)		2,541,500
		Norilsk Nickel Finance
560,000	USD	7.125% due 09/30/2009		575,512
		Sibacademfinance (Ursabk)
1,400,000	USD	12.000% due 12/30/2011		1,365,000
		TNK-BP Finance
1,025,000	USD	7.500% due 07/18/2016†		995,531
1,615,000	USD	6.625% due 03/20/2017†		1,471,669
				2,467,200
				10,159,706

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		Norway—2.7%
		Biofuel Energy
2,900,000	USD	10.000% due 06/07/2012 (2)		$2,233,000
		Ocean RIG
2,700,000	USD	6.700% due 04/04/2011† (1)(2)		2,700,000
		Sea Production
3,500,000	USD	7.318% due 02/14/2012† (1)(2)		3,255,000
				8,188,000
		Netherlands—1.6%
		Sensata Technologies
3,495,000	EUR	9.000% due 05/01/2016 (2)		4,815,608
		France—1.1%
		Europcar Groupe
1,625,000	EUR	8.125% due 05/15/2014 (2)		1,960,721
1,200,000	EUR	8.125% due 05/15/2014† (2)		1,447,917
				3,408,638
		Denmark—0.9%
		Nordic Telephone
1,900,000	EUR	8.250% due 05/01/2016† (2)		2,928,529
		Canada—0.9%
		Gerdau Ameristeel
1,000,000	USD	10.375% due 07/15/2011 (2)		1,051,250
		Shaw Communications
1,000,000	CAD	7.500% due 11/20/2013 (2)		1,057,214
860,000	CAD	5.700% due 03/02/2017		807,970
				1,865,184
				2,916,434
		Greece—0.9%
		Hellas Telecommunications
1,965,000	EUR	8.247% due 10/15/2012 (1)(2)		2,860,453

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
CORPORATE BONDS—Continued
		Spain—0.8%
		Ono Finance
2,155,000	EUR	10.500% due 05/15/2014 (2)		$2,583,442
		Germany—0.6%
		Unitymedia GmbH
720,000	EUR	10.125% due 02/15/2015 (2)		1,121,125
705,000	USD	10.375% due 02/15/2015† (2)		673,275
				1,794,400
		Kazakhstan—0.5%
		KazakhGold Group
1,605,000	USD	9.375% due 11/06/2013 (2)		1,486,562
		Mexico—0.4%
		Axtel SAB de CV
1,170,000	USD	7.625% due 02/01/2017† (2)		1,187,550
		Ireland—0.3%
		Osiris Capital, Series D3
1,000,000	USD	7.713% due 01/15/2010† (1)		1,007,400
		Hungary—0.3%
		Invitel Holdings
658,925	EUR	12.997% due 04/15/2013† (1)(2)		820,704
		Australia—0.2%
		Australis Ltd, Series 2
495,000	USD	6.434% due 03/24/2009† (1)		498,391
		Japan—0.2%
		AKIBARE Ltd
485,000	USD	6.028% due 05/22/2012† (1)		489,801
		Ukraine—0.1%
		Rodovid Bank Series A, Multi-Coupon
1,500,000	UAH	11.250% due 09/22/2009		305,041
		TOTAL CORPORATE BONDS (Cost $185,026,768)		184,569,243

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
BANK LOANS—17.8%
		United States—14.6%
		ATP Oil & Gas
3,241,970	USD	6.660% due 04/14/2010		$3,145,726
		Boston Generating
553,883	USD	2.696% due 12/20/2013		514,814
1,931,448	USD	4.946% due 12/20/2013		1,795,212
				2,310,026
		Carrizo Oil & Gas
3,180,964	USD	7.446% due 07/21/2011		3,033,845
		Covanta Energy
1,462,778	USD	2.588% due 02/10/2014		1,400,000
2,794,927	USD	5.079% due 02/10/2014		2,674,977
				4,074,977
		Delphi Corp
4,500,000	USD	6.875% due 07/01/2008		4,528,931
		Delta Air Lines
2,736,216	USD	6.149% due 04/30/2014		2,188,972
		Hawker Beechcraft
1,559,840	USD	4.696% due 03/28/2014		1,491,111
		HBI Brand Apparel
4,480,000	USD	6.657% due 03/05/2014		4,452,000
		HCA Inc
3,876,005	USD	4.696% due 11/16/2012		3,666,863
		Helicon Cable
2,150,000	USD	6.120% due 07/05/2014		1,666,250
		NewPage Corp
4,593,500	USD	6.313% due 12/05/2014		4,573,086
		Progressive Moulded Products
2,078,462	USD	8.399% due 08/16/2011		1,292,111
		Spectrum Brands
2,799,041	USD	6.894% due 03/30/2013		2,564,621

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
BANK LOANS—Continued
		United States—Continued
		TXU Corp
2,190,000	USD	6.579% due 10/10/2014		$2,101,031
		Univision Communications
4,320,000	USD	5.147% due 09/29/2014		3,649,052
				44,738,602
		Netherlands—1.9%
		UPC Broadband
6,507,842	EUR	6.361% due 12/31/2014		5,931,085
		Canada—1.3%
		Great Canadian Gaming
4,204,488	USD	4.570% due 02/13/2014		4,059,959
		TOTAL BANK LOANS (Cost $57,779,127)		54,729,646
COMMERCIAL PAPER—3.9%
		United States—3.9%
		Dow Chemical
5,000,000	USD	3.000% due 07/01/2008		4,974,583
		Eaton Corp
5,000,000	USD	2.670% due 06/03/2008†		4,987,763
		Kraft Foods
2,000,000	USD	2.820% due 05/02/2008		1,999,843
				11,962,189
		TOTAL COMMERCIAL PAPER (Cost $11,962,189)		11,962,189
FOREIGN GOVERNMENT BONDS—3.3%
		Brazil—1.3%
		Brazil Notas do Tesouro Nacional, Series F
4,980,000	BRL	10.000% due 01/01/2010		2,784,186
2,600,000	BRL	10.000% due 01/01/2012		1,377,765
				4,161,951

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Face Value	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
FOREIGN GOVERNMENT BONDS—Continued
		Mexico—1.1%
		Mexican Cetes, Series BI
35,835,150	MXN	Zero Coupon due 10/23/2008		$3,286,320
		Colombia—0.9%
		Colombia Government International Bond
4,400,000,000	COP	12.000% due 10/22/2015		2,683,188
		TOTAL FOREIGN GOVERNMENT BONDS (Cost $9,033,445)		10,131,459
MUNICIPAL OBLIGATIONS—2.7%
		United States—2.7%
		Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2
2,625,000	USD	5.875% due 06/01/2047 (2)		2,316,457
		Florida State Turnpike Authority Turnpike Revenue, Series A
870,000	USD	5.000% due 07/01/2022 (2)		913,056
		Maryland State Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series A
2,200,000	USD	5.000% due 07/01/2032 (2)		2,236,146
		Texas State Transportation Commission Mobility Fund, Series A
1,350,000	USD	4.750% due 04/01/2035 (2)		1,335,785
		University of California Revenue, Series L
1,375,000	USD	5.000% due 05/15/2040 (2)		1,399,984
				8,201,428
		TOTAL MUNICIPAL OBLIGATIONS (Cost $8,304,904)		8,201,428
Share Amount
INVESTMENT FUNDS—1.8%
		Canada—1.8%
32,660	CAD	ARC Energy Trust		844,471
31,860	CAD	Crescent Point Energy Trust		1,022,139
26,570	CAD	NAL Oil & Gas Trust		382,021
21,690	CAD	Newalta Income Fund		434,188

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Share Amount	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
INVESTMENT FUNDS—Continued
		Canada—Continued
22,600	CAD	Penn West Energy Trust		$680,626
60,450	CAD	Progress Energy Trust		843,335
18,990	CAD	Vermilion Energy Trust		748,022
27,320	CAD	Zargon Energy Trust		660,552
				5,615,354
		TOTAL INVESTMENT FUNDS (Cost $4,996,923)		5,615,354
Face Value
SHORT-TERM INVESTMENTS—0.2%
		United States—0.2%
		Javelin Re, Series B
730,000	USD	5.684% due 07/25/2008† (1)		730,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $730,000)		730,000
Share Amount
COMMON STOCKS—0.2%
		United States—0.2%
1,232,000	USD	Federal Mogul-Escrow Shares		—
28,233	USD	Federal Mogul Class A*		592,893
				592,893
		TOTAL COMMON STOCKS (Cost $1,040,431)		592,893
FOREIGN GOVERNMENT COMPENSATION NOTES—0.2%
		Bulgaria—0.2%
1,575,213	BGN	Bulgaria Registered Compensation Vouchers (Cost $570,983)*		490,130
OPTIONS—0.0%
		United States—0.0%
		U.S. 5 Year Treasury Note (CBT), June 2008 Call, Expires 05/23/2008, Strike $114
300	USD	Zero Coupon due 05/23/2008 (Cost $319,950)		25,781

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

Share Amount	Currency	(Percentage of Net Assets)	Description	Market Value (Note 2)
WARRANTS—0.0%
		Norway—0.0%
		Biofuel Energy
136,474	USD	Zero Coupon due 06/07/2012 (Cost $0)		$—
Face Value
REPURCHASE AGREEMENT—12.8%
		United States—12.8%
39,097,614	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2008, due 05/01/2008, with a maturity value of $39,098,754 and an effective yield of 1.05%, collateralized by a U.S. Government Agency Obligation, with a rate of 4.500%, a maturity of 12/01/2020 and an aggregate market value of $39,880,978. (Cost $39,097,614)		$39,097,614
			TOTAL INVESTMENTS—103.1% (Cost $318,862,334)	316,145,737
			OTHER ASSETS AND LIABILITIES (Net)—(3.1%)	(9,558,842)
			TOTAL NET ASSETS—100.0%	$306,586,895

Portfolio Footnotes:

Aggregate cost for federal income tax purposes was $318,878,869.

  (1)  Variable rate security.

  (2)  Callable

  (3)  Defaulted Security.

  (4)  Step Bond

  *  Non-income producing security.

  †  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

Glossary of Currencies

  BGN  — Bulgarian Lev

  BRL  — Brazilian Real

  CAD  — Canadian Dollar

  COP  — Colombian Peso

  EUR  — Euro

  GBP  — British Pound Sterling

  MXN  — Mexican Nuevo Peso

  UAH  — Ukraine Hryvnia

  USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS (Unaudited)

April 30, 2008

Julius Baer Global High Income Fund

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY

	Contracts to Receive
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
12/01/08	AED	7,746,900	2,131,871	2,170,000	$(38,129)
05/05/08	BRL	15,000,000	8,863,676	8,823,529	40,147
Net unrealized appreciation on forward foreign exchange contracts to buy					$2,018

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL

	Contracts to Deliver
Expiration Date	Local Currency		Value in USD	In Exchange for USD	Net Unrealized Appreciation (Depreciation)
05/05/08	BRL	15,000,000	8,863,677	8,627,632	$(236,045)
06/03/08	BRL	7,940,000	4,658,491	4,640,018	(18,473)
06/20/08	CAD	4,706,000	4,670,829	4,744,908	74,079
06/20/08	EUR	19,829,238	30,812,118	30,508,968	(303,150)
06/20/08	GBP	1,887,030	3,724,857	3,718,111	(6,746)
Net unrealized depreciation on forward foreign exchange contracts to sell					$(490,335)

Glossary of Currencies

  AED  — United Arab Emirates Dirham

  BRL  — Brazilian Real

  CAD  — Canadian Dollar

  EUR  — Euro

  GBP  — British Pound Sterling

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer Global High Income Fund

At April 30, 2008, sector diversification of the Fund's investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Corporate Bonds	60.2%	$184,569,243
Bank Loans	17.8	54,729,646
Commercial Paper	3.9	11,962,189
Foreign Government Bonds	3.3	10,131,459
Municipal Obligations	2.7	8,201,428
Investment Funds	1.8	5,615,354
Short Term Investments	0.2	730,000
Common Stock	0.2	592,893
Foreign Government Compensation Notes	0.2	490,130
U.S. Government and Agency Obligations Options	0.0	25,781
Cash & Cash Equivalents	12.8	39,097,614	*
Total Investments	103.1	316,145,737
Other Assets and Liabilities (Net)	(3.1)	(9,558,842	)*
Net Assets	100.0%	$306,586,895

* Cash and Cash Equivalents and Other Assets and Liabilities (Net) includes $(553,648) in market value for swaps, which is (0.18)% of net assets.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer U.S. Microcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—90.8%
	Health Care Equipment & Services—12.0%
4,780	Abaxis Inc*		$121,794
2,800	ArthroCare Corp*		126,168
6,750	Kensey Nash*		196,830
5,340	SonoSite Inc*		170,293
9,580	Volcano Corp*		113,331
			728,416
	Semiconductors & Semiconductor Equipment—10.5%
5,840	Micrel Inc		57,349
86,440	RF Micro Devices*		291,303
12,770	Rudolph Technologies*		129,743
12,290	Zoran Corp*		161,736
			640,131
	Diversified Financials—10.4%
24,515	Epoch Holding		291,483
10,590	optionsXpress Holdings		227,367
11,990	TradeStation Group*		111,867
			630,717
	Energy—9.2%
8,530	BPZ Resources*		166,165
2,500	Carrizo Oil & Gas*		158,725
4,620	Matrix Service*		92,908
16,230	Quest Resource*		143,473
			561,271
	Capital Goods—8.7%
9,040	Babcock & Brown Air Limited ADR		107,757
7,000	Beacon Roofing Supply *		74,550
2,530	Columbus McKinnon*		71,624
1,930	Middleby Corp*		121,108
3,910	RBC Bearings*		156,283
			531,322
	Software & Services—7.1%
13,030	DivX Inc*		97,464
10,790	Perficient Inc*		99,052
7,600	RightNow Technologies*		90,972

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Microcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Software & Services—Continued
2,792	Sourcefire Inc*		$19,125
3,000	SPSS Inc*		126,720
			433,333
	Consumer Services—5.0%
35,964	Century Casinos*		119,401
23,200	Morton's Restaurant*		185,368
			304,769
	Technology Hardware & Equipment—4.8%
5,830	CyberOptics Corp*		51,537
8,330	Electronics for Imaging*		120,119
11,910	LoJack Corp*		117,790
			289,446
	Banks—4.5%
7,020	Home BancShares		163,075
5,460	Smithtown Bancorp		109,965
			273,040
	Commercial Services & Supplies—3.4%
53,970	GlobalOptions Group*		128,988
4,300	Korn/Ferry International*		80,238
			209,226
	Household & Personal Products—3.1%
5,960	WD-40 Co		185,475
	Retailing—2.7%
7,900	Zumiez Inc*		165,505
	Media—1.8%
13,730	Martha Stewart Living Omnimedia-Class A*		108,604
	Consumer Durables & Apparel—1.8%
7,590	Carter's Inc*		107,323
	Real Estate—1.7%
11,100	Hersha Hospitality Trust REIT		105,672
	Materials—1.5%
6,130	LSB Industries*		93,850

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Microcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Food, Beverage & Tobacco—1.5%
2,280	Alico Inc		$91,063
	Automobiles & Components—1.1%
4,390	Amerigon Inc*		64,445
	TOTAL COMMON STOCKS (Cost $5,983,616)		5,523,608
INVESTMENT FUNDS—2.3%
	Real Estate—1.2%
2,050	Ultra Real Estate ProShares		74,312
	Semiconductors & Semiconductor Equipment—1.1%
1,270	Ultra Semiconductor ProShares		67,069
	TOTAL INVESTMENT FUNDS (Cost $137,102)		141,381

Face Value	Currency
REPURCHASE AGREEMENT—3.7%
224,022	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2008, due 05/01/2008, with maturity value of $224,029, and an effective yield of 1.05%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.500%, a maturity of 12/01/2020, and an aggregate market value of $230,548. (Cost $224,022)	$224,022
		TOTAL INVESTMENTS—96.8% (Cost $6,344,740)	5,889,011
		OTHER ASSETS AND LIABILITIES (Net)—3.2%	194,086
		TOTAL NET ASSETS—100.0%	$6,083,097

Notes to the Portfolio of Investments.

  ADR  American Depositary Receipt

  REIT  Real Estate Investment Trust

  *  Non-income producing security.

    Aggregate cost for federal income tax purposes was $6,376,250.

Glossary of Currencies

  USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer U.S. Microcap Fund

At April 30, 2008, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Information Technology	24.7%	$1,504,292
Financials	16.6	1,009,428
Consumer Discretionary	12.3	750,646
Industrials	12.2	740,548
Healthcare	12.0	728,416
Energy	9.2	561,271
Consumer Staples	4.6	276,538
Materials	1.5	93,850
Cash & Cash Equivalents	3.7	224,022
Total Investments	96.8	5,889,011
Other Assets and Liabilities (Net)	3.2	194,086
Net Assets	100.0%	$6,083,097

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer U.S. Smallcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—96.7%
	Health Care Equipment & Services—14.3%
5,360	Abaxis Inc*		$136,572
8,830	Align Technology*		108,432
4,000	ArthroCare Corp*		180,240
4,750	Cynosure Inc-Class A*		123,595
2,880	Gen-Probe Inc*		162,317
3,300	Integra LifeSciences*		139,821
2,330	NuVasive Inc*		88,890
3,150	Psychiatric Solutions*		109,337
			1,049,204
	Energy—11.5%
2,630	Arena Resources*		118,087
7,380	BPZ Resources*		143,762
2,670	Carrizo Oil & Gas*		169,518
910	Core Laboratories*		114,005
4,090	CVR Energy*		88,058
2,600	Holly Corp		107,848
8,100	Warren Resources*		99,468
			840,746
	Software & Services—9.9%
1,410	Equinix Inc*		127,492
3,350	Factset Research Systems		201,101
4,060	Micros Systems*		144,739
9,420	Perficient Inc*		86,476
7,850	THQ Inc*		167,048
			726,856
	Materials—9.5%
3,700	Airgas Inc		178,081
800	CF Industries		106,960
8,590	Eldorado Gold*		58,068
3,850	International Flavors & Fragrances		175,599
3,670	Intrepid Potash*		174,288
			692,996
	Consumer Services—8.2%
5,150	Cedar Fair		121,437
23,560	Morton's Restaurant*		188,244

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Smallcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Consumer Services—Continued
4,030	Orient-Express Hotels-Class A		$187,597
2,210	Weight Watchers International		101,351
			598,629
	Semiconductors & Semiconductor Equipment—5.8%
14,460	Integrated Device Technology*		154,577
79,920	RF Micro Devices*		269,330
			423,907
	Capital Goods—5.1%
7,980	Beacon Roofing Supply*		84,987
2,250	Middleby Corp*		141,187
2,410	Roper Industries		149,709
			375,883
	Banks—5.0%
14,070	Colonial BancGroup		114,530
7,360	Valley National Bancorp		141,238
4,370	Webster Financial		113,838
			369,606
	Food, Beverage & Tobacco—4.8%
2,960	J.M. Smucker		147,645
8,030	PepsiAmericas Inc		206,371
			354,016
	Diversified Financials—3.8%
4,980	optionsXpress Holdings		106,921
5,910	Raymond James Financial		170,031
			276,952
	Media—3.7%
2,830	Arbitron Inc		135,387
13,530	Lions Gate Entertainment*		138,953
			274,340

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Smallcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Consumer Durables & Apparel—3.6%
7,960	Jarden Corp*		$169,707
2,730	Under Armour-Class A*		90,991
			260,698
	Technology Hardware & Equipment—2.3%
280	Itron Inc*		26,062
15,420	Vishay Intertechnology*		145,719
			171,781
	Commercial Services & Supplies—2.2%
2,450	Copart Inc*		100,132
3,360	Korn/Ferry International*		62,698
			162,830
	Retailing—2.2%
4,210	Guess? Inc		161,159
	Transportation—1.9%
4,720	Macquarie Infrastructure		139,712
	Real Estate—1.5%
2,610	Rayonier Inc REIT		109,698
	Automobiles & Components—1.4%
2,190	WABCO Holdings		104,594
	TOTAL COMMON STOCKS (Cost $7,302,328)		7,093,607
INVESTMENT FUNDS—2.2%
	Real Estate—1.2%
2,460	Ultra Real Estate ProShares		89,175
	Semiconductors & Semiconductor Equipment—1.0%
1,350	Ultra Semiconductor ProShares		71,294
	TOTAL INVESTMENT FUNDS (Cost $155,880)		160,469

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Smallcap Fund

Face Value	Currency	Description	Market Value (Note 2)
REPURCHASE AGREEMENT—0.9%
64,389	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2008, due 05/01/2008, with maturity value of $64,391, and an effective yield of 1.05%, collateralized by a U.S. Government and Agency Obligation, with a rate of 4.500%, a maturity of 12/01/2020, and an aggregate market value of $69,164. (Cost $64,389)	$64,389
		TOTAL INVESTMENTS—99.8% (Cost $7,522,597)	7,318,465
		OTHER ASSETS AND LIABILITIES (Net)—0.2%	14,821
		TOTAL NET ASSETS—100.0%	$7,333,286

Notes to the Portfolio of Investments.

  REIT  Real Estate Investment Trust

  *  Non-income producing security.

    Aggregate cost for federal income tax purposes was $7,529,147.

Glossary of Currencies

  USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer U.S. Smallcap Fund

At April 30, 2008, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Information Technology	21.8%	$1,596,851
Consumer Discretionary	19.1	1,399,420
Healthcare	14.3	1,049,204
Energy	11.5	840,746
Materials	9.4	692,996
Industrials	9.2	678,425
Financials	8.8	642,418
Consumer Staples	4.8	354,016
Cash & Cash Equivalents	0.9	64,389
Total Investments	99.8	7,318,465
Other Assets and Liabilities (Net)	0.2	14,821
Net Assets	100.0%	$7,333,286

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer U.S. Midcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—96.6%
	Materials—12.5%
1,300	Agrium Inc		$102,700
1,900	Air Products & Chemicals		187,017
650	Cleveland-Cliffs Inc		104,260
1,630	Ecolab Inc		74,915
2,910	International Flavors & Fragrances		132,725
3,390	Intrepid Potash*		160,991
5,780	Yamana Gold		74,100
			836,708
	Energy—10.9%
1,510	Forest Oil*		88,984
660	Hess Corp		70,092
1,780	Holly Corp		73,834
2,490	Nexen Inc		86,677
1,540	Noble Corp		86,671
2,150	Quicksilver Resources*		89,203
2,600	SandRidge Energy*		117,468
1,380	Ultra Petroleum*		114,637
			727,566
	Diversified Financials—8.5%
830	IntercontinentalExchange Inc*		128,774
1,390	Nymex Holdings		128,714
5,320	Raymond James Financial		153,056
2,660	T Rowe Price		155,770
			566,314
	Health Care Equipment & Services—7.9%
990	CR Bard		93,228
1,810	Express Scripts*		126,736
2,400	Gen-Probe Inc*		135,264
2,320	Zimmer Holdings*		172,051
			527,279
	Retailing—5.9%
1,660	Abercrombie & Fitch		123,354
3,410	Guess? Inc		130,535
3,170	Tiffany & Co		138,022
			391,911

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Midcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Commercial Services & Supplies—5.8%
2,230	Copart Inc*		$91,140
4,600	Corrections Corp of America*		117,300
3,360	Stericycle Inc*		179,357
			387,797
	Semiconductors & Semiconductor Equipment—5.2%
9,760	Maxim Integrated Products		205,253
6,860	Nvidia Corp*		140,973
			346,226
	Software & Services—4.8%
4,570	Activision Inc*		123,618
2,020	Factset Research Systems		121,261
2,870	Yahoo! Inc*		78,667
			323,546
	Banks—4.6%
9,460	Colonial BancGroup		77,004
4,020	Marshall & Ilsley		100,420
6,880	New York Community Bancorp		128,450
			305,874
	Telecommunication Services—4.2%
6,160	NII Holdings*		281,758
	Real Estate—4.2%
600	AvalonBay Communities REIT		59,850
1,200	Boston Properties REIT		120,588
2,400	Rayonier Inc REIT		100,872
			281,310
	Technology Hardware & Equipment—4.2%
1,520	Mettler-Toledo International*		144,795
14,190	Vishay Intertechnology*		134,096
			278,891
	Consumer Services—3.8%
2,410	Weight Watchers International		110,523
1,340	Wynn Resorts		141,156
			251,679

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Midcap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Food, Beverage & Tobacco—2.8%
7,390	PepsiAmericas Inc		$189,923
	Capital Goods—2.4%
2,550	BE Aerospace*		102,918
700	SunPower Corp-Class A*		61,089
			164,007
	Pharmaceuticals & Biotechnology—2.4%
2,580	Celgene Corp*		160,321
	Consumer Durables & Apparel—2.3%
7,370	Jarden Corp*		157,128
	Automobiles & Components—1.7%
2,430	WABCO Holdings		116,057
	Transportation—1.5%
1,490	Canadian Pacific Railway		103,048
	Household & Personal Products—1.0%
1,480	Estee Lauder-Class A		67,503
	TOTAL COMMON STOCKS (Cost $6,352,026)		6,464,846
INVESTMENT FUNDS—1.0%
	Semiconductors & Semiconductor Equipment—1.0%
1,230	Ultra Semiconductor ProShares (Cost $59,225)		64,957

Face Value	Currency
REPURCHASE AGREEMENT—0.3%
18,548	USD	State Street Bank and Trust Company Repurchase Agreement, dated 04/30/2008, due 05/01/2008, with a maturity value of $18,549, and an effective yield of 1.05%, collateralized by a U.S. Government and Agency Obligation, with a rate of 2.966%, a maturity of 08/15/2036, and an aggregate market value of $19,028. (Cost $18,548)	$18,548
		TOTAL INVESTMENTS—97.9% (Cost $6,429,799)	6,548,351
		OTHER ASSETS AND LIABILITIES (Net)—2.1%	141,277
		TOTAL NET ASSETS—100.0%	$6,689,628

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Midcap Fund

Notes to the Portfolio of Investments.

  REIT  Real Estate Investment Trust

  *  Non-income producing security.

    Aggregate cost for federal income tax purposes was $6,431,726.

Glossary of Currencies

  USD  — United States Dollar

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer U.S. Midcap Fund

At April 30, 2008, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Financials	17.2%	$1,153,498
Information Technology	15.2	1,013,619
Consumer Discretionary	13.7	916,774
Materials	12.5	836,708
Energy	10.9	727,567
Healthcare	10.3	687,601
Industrials	9.8	654,852
Telecommunications	4.2	281,758
Consumer Staples	3.8	257,426
Cash & Cash Equivalents	0.3	18,548
Total Investments	97.9	6,548,351
Other Assets and Liabilities (Net)	2.1	141,277
Net Assets	100.0%	$6,689,628

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Unaudited)  April 30, 2008

Julius Baer U.S. Multicap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—94.0%
	Materials—11.3%
1,340	Agrium Inc		$105,860
530	Cleveland-Cliffs Inc		85,012
1,700	Goldcorp Inc		60,724
250	Monsanto Co		28,505
410	Potash Corporation of Saskatchewan		75,420
1,970	Praxair Inc		179,881
260	Rio Tinto Sponsored ADR		122,200
5,540	Yamana Gold		71,023
			728,625
	Energy—9.9%
1,900	Carrizo Oil & Gas*		120,631
900	Devon Energy		102,060
2,330	Holly Corp		96,648
1,740	Noble Corp		97,927
830	Suncor Energy		93,533
1,560	Ultra Petroleum*		129,589
			640,388
	Software & Services—8.6%
4,420	Activision Inc*		119,561
3,320	eBay Inc*		103,883
260	Google Inc-Class A*		149,315
1,220	Visa Inc-Class A*		101,809
2,810	Yahoo! Inc*		77,022
			551,590
	Diversified Financials—8.3%
2,660	American Express		127,733
870	IntercontinentalExchange Inc*		134,980
1,470	Nymex Holdings		136,122
2,320	T Rowe Price		135,859
			534,694
	Technology Hardware & Equipment—7.6%
820	Apple Inc*		142,639
3,960	EMC Corp*		60,984
4,800	Hewlett-Packard Co		222,480
6,840	Vishay Intertechnology*		64,638
			490,741

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Multicap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Health Care Equipment & Services—6.8%
1,030	CR Bard		$96,995
2,900	Medco Health Solutions*		143,666
2,630	Zimmer Holdings*		195,041
			435,702
	Capital Goods—5.2%
1,720	Emerson Electric		89,887
730	SunPower Corp-Class A*		63,707
2,520	United Technologies		182,624
			336,218
	Food, Beverage & Tobacco—4.4%
7,130	PepsiAmericas Inc		183,241
1,950	Philip Morris International*		99,508
			282,749
	Telecommunication Services—4.2%
5,920	NII Holdings*		270,781
	Retailing—4.1%
3,320	Guess? Inc		127,090
3,160	Tiffany & Co		137,586
			264,676
	Consumer Services—4.0%
2,820	Weight Watchers International		129,325
1,240	Wynn Resorts		130,622
			259,947
	Pharmaceuticals & Biotechnology—4.0%
2,670	Celgene Corp*		165,914
1,360	Genentech Inc*		92,752
			258,666
	Semiconductors & Semiconductor Equipment—3.3%
10,060	Maxim Integrated Products		211,562
	Banks—2.7%
5,960	Colonial BancGroup		48,514
4,300	Wells Fargo		127,925
			176,439

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)  April 30, 2008

Julius Baer U.S. Multicap Fund

Share Amount	(Percentage of Net Assets)	Description	Market Value (Note 2)
COMMON STOCKS—Continued
	Commercial Services & Supplies—2.7%
3,300	Stericycle Inc*		$176,154
	Household & Personal Products—2.2%
2,100	Procter & Gamble		140,805
	Media—1.9%
3,790	Walt Disney		122,910
	Transportation—1.8%
1,110	Burlington Northern Santa Fe		113,831
	Real Estate—1.0%
610	AvalonBay Communities REIT		60,848
	TOTAL COMMON STOCKS (Cost $5,776,436)		6,057,326
INVESTMENT FUNDS—1.1%
	Semiconductors & Semiconductor Equipment—1.1%
1,290	Ultra Semiconductor ProShares (Cost $62,114)		68,125
		TOTAL INVESTMENTS—95.1% (Cost $5,838,550)	6,125,451
		OTHER ASSETS AND LIABILITIES (Net)—4.9%	318,897
		TOTAL NET ASSETS—100.0%	$6,444,348

Notes to the Portfolio of Investments.

  ADR  American Depositary Receipt

  REIT  Real Estate Investment Trust

  *  Non-income producing security.

    Aggregate cost for federal income tax purposes was $5,839,174.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

PORTFOLIO OF INVESTMENTS–Industry Sector (Unaudited)  April 30, 2008

Julius Baer U.S. Multicap Fund

At April 30, 2008, sector diversification of the Fund's non-cash equivalents investments were as follows:

	% of Net Assets	Market Value (Note 2)
INDUSTRY SECTOR
Information Technology	20.5%	$1,322,018
Financials	12.0	771,982
Materials	11.3	728,624
Healthcare	10.8	694,368
Consumer Discretionary	10.1	647,532
Energy	9.9	640,389
Industrials	9.7	626,203
Consumer Staples	6.6	423,554
Telecommunications	4.2	270,781
Total Investments	95.1	6,125,451
Other Assets and Liabilities (Net)	4.9	318,897
Net Assets	100.0%	$6,444,348

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2008

	Julius Baer Global Equity	Julius Baer International Equity
ASSETS:
Investments in securities, at market value including market value of securities on loan of $5,442,440 and $2,047,839,754 respectively (Cost $99,120,646 and $15,788,574,400 respectively)	$99,390,018	$21,181,198,077
Repurchase agreements (Cost $1,966,334 and $471,256,301)	1,966,334	471,256,301
Affiliated securities (Cost $0 and $717,447,305)	—	1,039,070,224
Cash on deposit for broker (Note 2)	55,557	50,079,789
Foreign currency, at market value (Cost $6,712,610 and $2,234,024,016 respectively)	6,710,580	2,315,263,363
Receivables:
Investments sold	2,007,870	239,745,389
Fund shares sold	14,744	11,737,763
Interest and dividends	139,057	56,282,022
Tax reclaim	31,515	5,704,724
Miscellaneous	—	29,061
Daily variation margin on open financial futures contracts	12,142	8,257,871
Unrealized appreciation on open swap contracts	—	39,881,108
Unrealized appreciation on forward foreign exchange contracts	119,406	32,315,233
Prepaid expense	734	78,654
Total Assets	110,447,957	25,450,899,579
LIABILITIES:
Payables:
Investments purchased	894,231	152,124,955
Fund shares repurchased	7,017	13,868,488
Collateral for securities loaned (Note 2)	5,597,128	2,164,895,443
Investment advisory fee (Note 3)	110,023	16,329,017
Unrealized depreciation on forward foreign exchange contracts	245,797	95,485,368
Accrued expenses and other payables	90,415	5,152,805
Total Liabilities	6,944,611	2,447,856,076
NET ASSETS	$103,503,346	$23,003,043,503
NET ASSETS Consist of:
Par value	$2,463	$552,630
Paid in capital in excess of par value	222,176,945	16,952,362,649
Undistributed net investment income (loss)	306,045	(78,147,963)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(119,205,058)	238,209,916
Net unrealized appreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	222,951	5,890,066,271
NET ASSETS	$103,503,346	$23,003,043,503
Class A	$36,523,760	$9,789,597,968
Class I	$66,977,749	$13,213,445,535
Class R	$919	$—
Consultant Class	$918	$—
SHARES OUTSTANDING (Note 7)
Class A	873,323	238,509,611
Class I	1,589,067	314,120,211
Class R	103	—
Consultant Class	103	—
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$41.82	$41.04
Class I	$42.15	$42.06
Class R	$8.91	$—
Consultant Class	$8.90	$—

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2008

	Julius Baer International Equity II	Julius Baer Total Return Bond
ASSETS:
Investments in securities, at market value including market value of securities on loan of $698,979,245 and $0 respectively (Cost $8,483,561,465 and $1,239,750,322 respectively)	$9,512,571,761	$1,241,626,227
Repurchase agreements (Cost $452,772,954 and $251,991,027)	452,772,954	251,991,027
Cash	697,306,313	—
Cash on deposit for broker (Note 2)	24,243,097	289,170
Foreign currency, at market value (Cost $594,460,002 and $1,343,772 respectively)	608,412,220	892,192
Receivables:
Investments sold	109,303,694	165,809,754
Fund shares sold	33,204,389	22,093,539
Interest and dividends	19,341,540	9,994,283
Tax reclaim	2,450,763	—
Daily variation margin on open financial futures contracts	5,588,837	—
Unrealized appreciation on forward foreign exchange contracts	27,375,637	3,662,287
Prepaid expense	27,375	2,701
Total Assets	11,492,598,580	1,696,361,180
LIABILITIES:
Payables:
Investments purchased	94,216,108	377,790,147
Fund shares repurchased	5,145,593	847,633
Daily variation margin on open financial futures contracts	—	72,250
Dividends payable	—	102
Collateral for securities loaned (Note 2)	739,603,068	—
Investment advisory fee (Note 3)	7,599,518	337,492
Unrealized depreciation on forward foreign exchange contracts	44,146,499	1,447,428
Accrued expenses and other payables	2,249,268	277,760
Total Liabilities	892,960,054	380,772,812
NET ASSETS	$10,599,638,526	$1,315,588,368
NET ASSETS Consist of:
Par value	$650,149	$97,765
Paid in capital in excess of par value	9,750,454,814	1,290,625,849
Undistributed net investment income (loss)	44,371,494	(5,900,553)
Accumulated net realized gain (loss) on investments sold, forward foreign exchange contracts, and foreign currency related transactions	(304,813,478)	27,141,956
Net unrealized appreciation on investments, forward foreign exchange contracts, and foreign currency related transactions	1,108,975,547	3,623,351
NET ASSETS	$10,599,638,526	$1,315,588,368
Class A	$2,201,787,479	$309,652,367
Class I	$8,397,851,047	$1,005,933,920
Class R	$—	$1,040
Consultant Class	$—	$1,041
SHARES OUTSTANDING (Note 7)
Class A	135,677,002	23,004,388
Class I	514,471,565	74,760,185
Class R	—	105
Consultant Class	—	105
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$16.23	$13.46
Class I	$16.32	$13.46
Class R	$—	$9.95
Consultant Class	$—	$9.94

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2008

	Julius Baer Global High Income	Julius Baer U.S. Microcap
ASSETS:
Investments in securities, at market value (Cost $279,764,720 and $6,120,718 respectively)	$277,048,123	$5,664,989
Repurchase agreements (Cost $39,097,614 and $224,022)	39,097,614	224,022
Foreign currency, at market value (Cost $297,469 and $0 respectively)	290,177	—
Receivables:
Investments sold	—	517,047
Fund shares sold	5,968,927	—
Interest and dividends	5,494,723	5,237
Receivable on open swap contracts	59,493	—
Receivable from advisor—net (Note 3)	—	2,033
Unrealized appreciation on forward foreign exchange contracts	114,226	—
Prepaid expense	726	23
Total Assets	328,074,009	6,413,351
LIABILITIES:
Payables:
Investments purchased	19,951,644	304,286
Fund shares repurchased	96,561	—
Investment advisory fee (Note 3)	133,708	—
Unrealized depreciation on forward foreign exchange contracts	602,543	—
Unrealized depreciation on open swap contracts	613,141	—
Accrued expenses and other payables	89,517	25,968
Total Liabilities	21,487,114	330,254
NET ASSETS	$306,586,895	$6,083,097
NET ASSETS Consist of:
Par value	$29,330	$687
Paid in capital in excess of par value	310,710,262	7,008,181
Undistributed net investment income (loss)	173,941	(63,754)
Accumulated net realized loss on investments sold, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(663,317)	(406,288)
Net unrealized depreciation on investments, forward foreign exchange contracts, foreign currency related transactions, and swap contracts	(3,663,321)	(455,729)
NET ASSETS	$306,586,895	$6,083,097
Class A	$120,370,226	$3,017,722
Class I	$186,215,665	$3,064,544
Consultant Class	$1,004	$831
SHARES OUTSTANDING (Note 7)
Class A	11,283,903	340,683
Class I	18,046,443	345,763
Consultant Class	104	119
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.67	$8.86
Class I	$10.32	$8.86
Consultant Class	$9.66	$6.97

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2008

	Julius Baer U.S. Smallcap	Julius Baer U.S. Midcap
ASSETS:
Investments in securities, at market value (Cost $7,458,208 and $6,411,251 respectively)	$7,254,076	$6,529,803
Repurchase agreements (Cost $64,389 and $18,548)	64,389	18,548
Receivables:
Investments sold	814,997	563,038
Fund shares sold	1,470	—
Interest and dividends	1,491	3,881
Receivable from advisor—net (Note 3)	—	3,395
Prepaid expense	37	23
Total Assets	8,136,460	7,118,688
LIABILITIES:
Payables:
Investments purchased	774,670	404,015
Investment advisory fee (Note 3)	2,099	—
Accrued expenses and other payables	26,405	25,045
Total Liabilities	803,174	429,060
NET ASSETS	$7,333,286	$6,689,628
NET ASSETS Consist of:
Par value	$825	$645
Paid in capital in excess of par value	7,982,991	6,650,254
Undistributed net investment loss	(48,325)	(34,579)
Accumulated net realized loss on investments sold	(398,073)	(45,244)
Net unrealized appreciation (depreciation) on investments	(204,132)	118,552
NET ASSETS	$7,333,286	$6,689,628
Class A	$3,882,459	$3,243,612
Class I	$3,449,978	$3,445,103
Consultant Class	$849	$913
SHARES OUTSTANDING (Note 7)
Class A	436,675	312,932
Class I	387,860	332,427
Consultant Class	150	113
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$8.89	$10.37
Class I	$8.89	$10.36
Consultant Class	$5.66	$8.09

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)  April 30, 2008

Julius Baer U.S. Multicap
ASSETS:
Investments in securities, at market value (Cost $5,838,550)	$6,125,451
Receivables:
Investments sold	496,730
Interest and dividends	3,379
Receivable from advisor—net (Note 3)	2,748
Prepaid expense	23
Total Assets	6,628,331
LIABILITIES:
Payables:
Investments purchased	129,346
Accrued expenses and other payables	54,637
Total Liabilities	183,983
NET ASSETS	$6,444,348
NET ASSETS Consist of:
Par value	$633
Paid in capital in excess of par value	6,549,630
Undistributed net investment loss	(30,266)
Accumulated net realized loss on investments sold	(362,550)
Net unrealized appreciation on investments	286,901
NET ASSETS	$6,444,348
Class A	$3,004,923
Class I	$3,438,523
Consultant Class	$902
SHARES OUTSTANDING (Note 7)
Class A	295,304
Class I	337,687
Consultant Class	115
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A	$10.18
Class I	$10.18
Consultant Class	$7.83

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2008

	Julius Baer Global Equity	Julius Baer International Equity
INVESTMENT INCOME:
Interest†	$58,422	$5,408,510
Dividends, from unaffiliated issuers††	733,063	168,452,126
Dividends, from affiliated issuers†††	—	946,138
Total investment income	791,485	174,806,774
EXPENSES:
Investment advisory fee (Note 3)	466,142	102,853,337
Custody fees	54,915	12,001,941
Administration fees	175,969	—
Professional fees	14,548	559,956
Trustees' fees and expenses	1,497	343,065
Registration and filing fees	37,411	166,060
Shareholder reports	11,225	96,624
Insurance premium expense	219	95,311
Commitment fee	2,528	—
Compliance expense	562	128,941
Miscellaneous fees	6,196	85,637
Total expenses common to all classes	771,212	116,330,872
Transfer agent fees
Class A	8,553	533,569
Class I	3,147	198,714
Class R	2,500	—
Consultant Class	2,500	—
Distribution and shareholder servicing fees (Note 4)
Class A	46,926	12,716,044
Class R	3	—
Consultant Class	5	—
Total gross expenses	834,846	129,779,199
Custody offset arrangement (Note 3)	(32,364)	(11,356,671)
Expenses waived by investment advisor (Note 3)	(159,912)	—
Net expenses	642,570	118,422,528
NET INVESTMENT INCOME	148,915	56,384,246
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Realized gain (loss) on:
Investments	(3,481,558)	687,952,906
Investments from affiliates	—	160,238
Financial futures contracts and synthetic futures	(314,834)	(246,672,640)
Swap contracts	—	(21,855,076)
Forward foreign exchange contracts	3,790	(16,614,616)
Foreign currency transactions	(650,483)	(129,523,555)
Net realized gain (loss) on investments	(4,443,085)	273,447,257
Net change in unrealized appreciation (depreciation) on:
Investments	(8,370,504)	(3,244,778,681)
Financial futures contracts and synthetic futures	(73,840)	65,886,193
Swap contracts	—	(14,790,486)
Forward foreign exchange contracts	291,991	163,116,754
Foreign currency transactions	153	(1,444,901)
Net change in unrealized depreciation of investments	(8,152,200)	(3,032,011,121)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(12,595,285)	(2,758,563,864)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,446,370)	$(2,702,179,618)

  †  Interest income includes security lending income which is net of rebate and agent fees of $23,947 and $8,876,324 for the Global Equity Fund and International Equity Fund, respectively.

  ††  Net of foreign withholdings taxes of $45,028 and $16,187,829 for the Global Equity Fund and International Equity Fund, respectively.

  †††  Net of foreign withholding taxes $253,983 for the International Equity Fund.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2008

	Julius Baer International Equity II	Julius Baer Total Return Bond
INVESTMENT INCOME:
Interest†	$8,569,969	$26,831,643
Dividends††	63,573,738	—
Total investment income	72,143,707	26,831,643
EXPENSES:
Investment advisory fee (Note 3)	43,186,280	2,314,584
Custody fees	3,901,200	154,323
Administration fees	305,354	66,974
Professional fees	240,803	38,816
Trustees' fees and expenses	141,371	16,351
Registration and filing fees	258,792	77,690
Shareholder reports	372,084	50,317
Insurance premium expense	35,636	3,704
Commitment fee	—	5,056
Compliance expense	55,977	6,674
Miscellaneous fees	37,157	7,753
Total expenses common to all classes	48,534,654	2,742,242
Transfer agent fees
Class A	322,657	28,141
Class I	215,785	16,051
Class R	—	2,500
Consultant Class	—	2,500
Distribution and shareholder servicing fees (Note 4)
Class A	2,419,895	294,786
Class R	—	4
Consultant Class	—	5
Total gross expenses	51,492,991	3,086,229
Custody offset arrangement (Note 3)	(3,611,878)	(3,361)
Expenses waived by investment advisor (Note 3)	—	(315,893)
Net expenses	47,881,113	2,766,975
NET INVESTMENT INCOME	24,262,594	24,064,668
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(76,929,599)	21,064,216
Financial futures contracts and synthetic futures	(154,493,907)	—
Forward foreign exchange contracts	(9,165,466)	(193,303)
Foreign currency transactions	(23,891,655)	8,493,131
Net realized gain (loss) on investments	(264,480,627)	29,364,044
Net change in unrealized appreciation (depreciation) on:
Investments	(759,110,422)	(8,361,346)
Financial futures contracts and synthetic futures	62,309,415	(15,833)
Forward foreign exchange contracts	44,482,974	(5,471,184)
Foreign currency transactions	(459,568)	(26,395)
Net change in unrealized depreciation of investments	(652,777,601)	(13,874,758)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(917,258,228)	15,489,286
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(892,995,634)	$39,553,954

  †  Interest income includes security lending income which is net of rebate and agent fees of $3,903,036 for the International Equity Fund II.

  ††  Net of withholdings taxes of $7,016,215 for the International Equity Fund II.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2008

	Julius Baer Global High Income	Julius Baer U.S. Microcap
INVESTMENT INCOME:
Interest	$9,343,141	$2,198
Dividends†	221,501	19,086
Total investment income	9,564,642	21,284
EXPENSES:
Investment advisory fee (Note 3)	877,171	38,721
Custody fees	62,158	4,575
Administration fees	19,248	14,247
Professional fees	19,556	12,916
Trustees' fees and expenses	3,561	90
Registration and filing fees	41,497	21,217
Shareholder reports	10,766	5
Insurance premium expense	890	25
Commitment fee	5,056	—
Compliance expense	1,443	—
Miscellaneous fees	4,751	2,116
Total expenses common to all classes	1,046,097	93,912
Transfer agent fees
Class A	19,699	6,032
Class I	3,938	2,528
Consultant Class	2,500	2,500
Distribution and shareholder servicing fees (Note 4)
Class A	115,343	3,878
Consultant Class	5	4
Total gross expenses	1,187,582	108,854
Custody offset arrangement (Note 3)	(28,258)	—
Expenses waived by investment advisor (Note 3)	(121,961)	(57,732)
Net expenses	1,037,363	51,122
NET INVESTMENT INCOME (LOSS)	8,527,279	(29,838)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Realized gain (loss) on:
Investments	159,019	(405,706)
Swap contracts	916,866	—
Forward foreign exchange contracts	167,914	—
Foreign currency transactions	(1,907,229)	—
Net realized loss on investments	(663,430)	(405,706)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,272,416)	(1,092,048)
Swap contracts	(463,809)	—
Forward foreign exchange contracts	(364,404)	—
Foreign currency transactions	55,713	—
Net change in unrealized depreciation of investments	(7,044,916)	(1,092,048)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,708,346)	(1,497,754)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$818,933	$(1,527,592)

†  Net of withholding taxes of $39,088 for the Global High Income Fund.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2008

	Julius Baer U.S. Smallcap	Julius Baer U.S. Midcap
INVESTMENT INCOME:
Interest	$1,836	$1,312
Dividends	32,771	46,157
Total investment income	34,607	47,469
EXPENSES:
Investment advisory fee (Note 3)	34,344	26,298
Custody fees	4,890	4,622
Administration fees	19,382	10,527
Professional fees	12,945	12,926
Trustees' fees and expenses	103	95
Registration and filing fees	21,201	21,204
Shareholder reports	7	3
Insurance premium expense	43	27
Compliance expense	—	36
Miscellaneous fees	2,121	2,116
Total expenses common to all classes	95,036	77,854
Transfer agent fees
Class A	6,046	6,032
Class I	2,531	2,530
Consultant Class	2,500	2,500
Distribution and shareholder servicing fees (Note 4)
Class A	4,691	3,982
Consultant Class	4	5
Total gross expenses	110,808	92,903
Expenses waived by investment advisor (Note 3)	(61,792)	(53,606)
Net expenses	49,016	39,297
NET INVESTMENT INCOME (LOSS)	(14,409)	8,172
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Realized loss on:
Investments	(390,511)	(43,092)
Net realized loss on investments	(390,511)	(43,092)
Net change in unrealized depreciation on:
Investments	(1,122,738)	(814,864)
Net change in unrealized depreciation of investments	(1,122,738)	(814,864)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,513,249)	(857,956)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,527,658)	$(849,784)

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2008

Julius Baer U.S. Multicap
INVESTMENT INCOME:
Interest	$766
Dividends	34,858
Total investment income	35,624
EXPENSES:
Investment advisory fee (Note 3)	24,432
Custody fees	4,610
Administration fees	11,888
Professional fees	12,924
Trustees' fees and expenses	94
Registration and filing fees	21,204
Shareholder reports	37
Insurance premium expense	27
Compliance expense	36
Miscellaneous fees	2,118
Total expenses common to all classes	77,370
Transfer agent fees
Class A	6,030
Class I	2,530
Consultant Class	2,500
Distribution and shareholder servicing fees (Note 4)
Class A	3,848
Consultant Class	5
Total gross expenses	92,283
Expenses waived by investment advisor (Note 3)	(55,084)
Net expenses	37,199
NET INVESTMENT LOSS	(1,575)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Realized loss on:
Investments	(358,710)
Net realized loss on investments	(358,710)
Net change in unrealized depreciation on:
Investments	(575,508)
Net change in unrealized depreciation of investments	(575,508)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(934,218)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(935,793)

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer Global Equity Fund Inc.

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$148,915	$677,280
Net realized gain (loss) on investments	(4,443,085)	10,271,893
Net change in unrealized appreciation (depreciation) of investments	(8,152,200)	4,869,986
Net increase (decrease) in net assets resulting from operations	(12,446,370)	15,819,159
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(69,201)	—
Class I	(300,285)	—
Class R	(20)	—
Consultant Class	(20)	—
Total distributions to shareholders	(369,526)	—
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	6,984,766	9,518,604
Class I	1,720,718	59,719,862
Class R	1,010	—
Consultant Class	1,010	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	57,112	—
Class I	227,284	—
Class R	20	—
Consultant Class	20	—
Cost of shares redeemed
Class A	(4,976,295)	(7,378,540)
Class I	(725,053)	(24,100,668)
Class R	—	—
Consultant Class	—	—
Net increase from Fund share transactions	3,290,592	37,759,258
Net increase (decrease) in net assets	(9,525,304)	53,578,417
NET ASSETS:
Beginning of period	113,028,650	59,450,233
End of period (including undistributed net investment income of $306,045 and $526,656, respectively)	$103,503,346	$113,028,650

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer International Equity Fund

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$56,384,246	$397,713,966
Net realized gain on investments	273,447,257	2,639,947,789
Net change in unrealized appreciation (depreciation) of investments	(3,032,011,121)	3,725,410,913
Net increase (decrease) in net assets resulting from operations	(2,702,179,618)	6,763,072,668
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(159,458,420)	(59,400,112)
Class I	(238,477,841)	(97,389,687)
Distributions from realized gain
Class A	(1,170,523,883)	(880,815,538)
Class I	(1,508,138,936)	(1,057,761,836)
Total distributions to shareholders	(3,076,599,080)	(2,095,367,173)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	615,530,935	1,611,747,637
Class I	830,190,705	2,352,325,275
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	1,246,272,637	885,050,416
Class I	1,508,761,824	1,012,198,966
Cost of shares redeemed
Class A	(1,186,256,484)	(1,990,356,059)
Class I	(1,162,851,715)	(1,778,609,637)
Net increase from Fund share transactions	1,851,647,902	2,092,356,598
Net increase (decrease) in net assets	(3,927,130,796)	6,760,062,093
NET ASSETS:
Beginning of period	26,930,174,299	20,170,112,206
End of period (including undistributed net investment (loss) income of ($78,147,963) and $263,404,052, respectively)	$23,003,043,503	$26,930,174,299

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer International Equity Fund II

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,262,594	$130,866,952
Net realized gain (loss) on investments	(264,480,627)	109,187,452
Net change in unrealized appreciation (depreciation) of investments	(652,777,601)	1,414,646,345
Net increase (decrease) in net assets resulting from operations	(892,995,634)	1,654,700,749
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(15,166,313)	(1,953,851)
Class I	(75,653,553)	(11,447,304)
Distributions from realized gain
Class A	(29,650,459)	(2,983,592)
Class I	(120,095,288)	(10,064,024)
Total distributions to shareholders	(240,565,613)	(26,448,771)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	765,005,637	1,254,778,148
Class I	2,104,362,590	4,517,095,068
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	40,734,426	4,509,126
Class I	135,373,131	16,754,682
Cost of shares redeemed
Class A	(361,230,270)	(335,414,636)
Class I	(684,510,322)	(514,794,780)
Net increase from Fund share transactions	1,999,735,192	4,942,927,608
Net increase in net assets	866,173,945	6,571,179,586
NET ASSETS:
Beginning of period	9,733,464,581	3,162,284,995
End of period (including undistributed net investment income of $44,371,494 and $110,928,766, respectively)	$10,599,638,526	$9,733,464,581

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer Total Return Bond Fund

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$24,064,668	$31,898,502
Net realized gain on investments	29,364,044	6,198,398
Net change in unrealized appreciation (depreciation) of investments	(13,874,758)	13,147,860
Net increase in net assets resulting from operations	39,553,954	51,244,760
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(6,965,522)	(4,751,855)
Class I	(30,891,532)	(26,752,826)
Class R	(36)	—
Consultant Class	(36)	—
Total distributions to shareholders	(37,857,126)	(31,504,681)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	187,709,497	79,050,470
Class I	318,237,661	487,023,641
Class R	1,010	—
Consultant Class	1,010	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	6,359,334	4,318,464
Class I	20,545,676	17,281,842
Class R	36	—
Consultant Class	36	—
Cost of shares redeemed
Class A	(33,493,718)	(41,786,343)
Class I	(115,077,736)	(138,938,609)
Class R	—	—
Consultant Class	—	—
Net increase from Fund share transactions	384,282,806	406,949,465
Net increase in net assets	385,979,634	426,689,544
NET ASSETS:
Beginning of period	929,608,734	502,919,190
End of period (including undistributed net investment (loss) income of ($5,900,553) and $7,891,905, respectively)	$1,315,588,368	$929,608,734

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer Global High Income Fund

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,527,279	$11,689,934
Net realized loss on investments	(663,430)	(973,107)
Net change in unrealized appreciation (depreciation) of investments	(7,044,916)	1,639,722
Net increase in net assets resulting from operations	818,933	12,356,549
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	(3,021,010)	(4,072,440)
Class I	(5,573,730)	(6,532,304)
Consultant Class	(28)	—
Distributions from realized gain
Class A	—	(420,733)
Class I	—	(457,444)
Consultant Class	—	—
Return of capital
Class A	—	(448,526)
Class I	—	(719,449)
Consultant Class	—	—
Total distributions to shareholders	(8,594,768)	(12,650,896)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	59,044,436	79,811,932
Class I	64,731,361	133,818,463
Consultant Class	1,010	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	2,694,501	4,232,194
Class I	2,289,534	3,403,772
Consultant Class	28	—
Cost of shares redeemed
Class A	(32,963,645)	(35,767,124)
Class I	(28,552,232)	(19,116,348)
Consultant Class	—	—
Net increase from Fund share transactions	67,244,993	166,382,889
Net increase in net assets	59,469,158	166,088,542
NET ASSETS:
Beginning of period	247,117,737	81,029,195
End of period (including undistributed net investment income of $173,941 and $241,430, respectively)	$306,586,895	$247,117,737

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Microcap Fund

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(29,838)	$(52,659)
Net realized gain (loss) on investments	(405,706)	859,303
Net change in unrealized appreciation (depreciation) of investments	(1,092,048)	2,200
Net increase (decrease) in net assets resulting from operations	(1,527,592)	808,844
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from realized gain
Class A	(415,935)	—
Class I	(421,345)	—
Consultant Class	(149)	—
Total distributions to shareholders	(837,429)	—
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	55,876	1,033,965
Class I	188,075	528,215
Consultant Class	1,010	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	414,730	—
Class I	418,948	—
Consultant Class	149	—
Cost of shares redeemed
Class A	(44,054)	(605,058)
Class I	(44,938)	(79,393)
Consultant Class	—	—
Net increase from Fund share transactions	989,796	877,729
Net increase (decrease) in net assets	(1,375,225)	1,686,573
NET ASSETS:
Beginning of period	7,458,322	5,771,749
End of period (including undistributed net investment loss of ($63,754) and ($33,916), respectively)	$6,083,097	$7,458,322

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Smallcap Fund

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(14,409)	$(53,176)
Net realized gain (loss) on investments	(390,511)	1,800,207
Net change in unrealized appreciation (depreciation) of investments	(1,122,738)	457,173
Net increase (decrease) in net assets resulting from operations	(1,527,658)	2,204,204
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	—	—
Class I	—	(1,456)
Consultant Class	—	—
Distributions from realized gain
Class A	(898,222)	(47,337)
Class I	(886,173)	(46,110)
Consultant Class	(306)	—
Total distributions to shareholders	(1,784,701)	(94,903)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	543,812	5,152,744
Class I	188,599	421,237
Consultant Class	1,010	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	890,036	47,337
Class I	886,050	47,144
Consultant Class	306	—
Cost of shares redeemed
Class A	(211,369)	(4,914,765)
Class I	(65,101)	(35,479)
Consultant Class	—	—
Net increase from Fund share transactions	2,233,343	718,218
Net increase (decrease) in net assets	(1,079,016)	2,827,519
NET ASSETS:
Beginning of period	8,412,302	5,584,783
End of period (including undistributed net investment loss of ($48,325) and ($33,916), respectively)	$7,333,286	$8,412,302

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Midcap Fund

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,172	$42,297
Net realized gain (loss) on investments	(43,092)	579,568
Net change in unrealized appreciation (depreciation) of investments	(814,864)	422,673
Net increase (decrease) in net assets resulting from operations	(849,784)	1,044,538
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	—	(34,293)
Class I	(12,213)	(42,422)
Consultant Class	(4)	—
Distributions from realized gain
Class A	(278,853)	(11,538)
Class I	(294,292)	(12,014)
Consultant Class	(98)	—
Total distributions to shareholders	(585,460)	(100,267)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	39,090	497,510
Class I	102,454	627,149
Consultant Class	1,010	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	278,853	36,212
Class I	303,338	43,010
Consultant Class	101	—
Cost of shares redeemed
Class A	(25,703)	(230,323)
Class I	(61,694)	(82,467)
Consultant Class	—	—
Net increase from Fund share transactions	637,449	891,091
Net increase (decrease) in net assets	(797,795)	1,835,362
NET ASSETS:
Beginning of period	7,487,423	5,652,061
End of period (including undistributed net investment (loss) of ($34,579) and ($30,534), respectively)	$6,689,628	$7,487,423

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

STATEMENT OF CHANGES IN NET ASSETS

Julius Baer U.S. Multicap Fund

	For the Six Month Period Ended April 30, 2008 (Unaudited)	For the Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,575)	$54,762
Net realized gain (loss) on investments	(358,710)	665,255
Net change in unrealized appreciation (depreciation) of investments	(575,508)	333,356
Net increase (decrease) in net assets resulting from operations	(935,793)	1,053,373
DISTRIBUTIONS TO SHAREHOLDERS (Note 2):
Distributions from net investment income
Class A	—	(34,572)
Class I	(9,248)	(41,349)
Consultant Class	(5)	—
Distributions from realized gain
Class A	(317,605)	(11,507)
Class I	(351,375)	(11,636)
Consultant Class	(115)	—
Total distributions to shareholders	(678,348)	(99,064)
FUND SHARE TRANSACTIONS (Note 7):
Proceeds from sale of shares
Class A	18,390	1,319,599
Class I	42,290	660,159
Consultant Class	1,011	—
Net Asset Value of shares issued to shareholders in payment of distributions declared
Class A	317,605	35,926
Class I	358,289	40,976
Consultant Class	120	—
Cost of shares redeemed
Class A	(184,984)	(965,928)
Class I	(61,729)	(35,201)
Consultant Class	—	—
Net increase from Fund share transactions	490,992	1,055,531
Net increase (decrease) in net assets	(1,123,149)	2,009,840
NET ASSETS:
Beginning of period	7,567,497	5,557,657
End of period (including undistributed net investment (loss) of ($30,266) and ($19,438), respectively)	$6,444,348	$7,567,497

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Global Equity Fund Inc.

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30,		Year Ended October 31,			April 01, 2004 through October 31,		Year Ended March 31,
	2008		2007	2006	2005(7)	2004(7)		2004(7)	2003(7)
Net Asset Value, beginning of period	$47.02		$38.23	$31.45	$26.90	$25.30		$24.10	$42.50
Income (loss) from investment operations:
Net investment income (loss) (2)	0.03		0.33	0.23	0.21	(0.30)		(0.80)	(0.60)
Net realized and unrealized gain (loss) on investments	(5.15)		8.46	6.55	4.36	1.90		2.00	(17.50)
Total income (loss) from investment operations	(5.12)		8.79	6.78	4.57	1.60		1.20	(18.10)
Less distributions:
From net investment income	(0.08)		—	—	(0.02)	—		—	(0.30)
Total Distributions	(0.08)		—	—	(0.02)	—		—	(0.30)
Net Asset Value, end of period	$41.82		$47.02	$38.23	$31.45	$26.90		$25.30	$24.10
Market Value, end of period (8)	$—		$—	$—	$—	$—		$23.600	$19.700
Total Return	(10.92	)%(5)	23.02%	21.56%	17.00%	6.32	%(5)	19.80%	(49.75)%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$36,524		$38,995	$29,852	$34,608	$24,688		$36,930	$35,122
Ratio of net investment income to average net assets	0.13	%(4)	0.78%	0.65%	0.71%	(1.80	)%(4)	(3.25)%	(2.21)%
Ratio of expenses to average net assets (1)	1.46	%(4)	1.42%	1.42%	1.51%	2.37	%(4)(6)	3.31%	2.93%
Ratio of expenses to average net assets (1)(3)	1.40	%(4)	1.40%	1.40%	1.50%	2.30	%(4)(6)	3.25%	2.82%
Portfolio turnover rate	69	%(5)	185%	162%	118%	204	%(5)	605%	1024%

  (1)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets	1.79%	1.97%	2.24%	2.98%	3.73%	3.50%	3.07%
Ratio of expenses to average net assets (3)	1.73%	1.99%	2.26%	2.99%	3.80%	3.56%	3.18%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offset arrangement.

  (4)  Annualized

  (5)  Not Annualized

  (6)  The current expenses for the period April 1, 2004 to October 31, 2004 exceed the expense cap of 1.75% due to the expense reimbursement not starting until July 1, 2004.

  (7)  Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.

  (8)  On July 1, 2004 the Fund changed its name from The European Warrant Fund, Inc. and converted from a closed-end, non diversified investment company ("closed-end fund") to an open-end diversified investment company with a different investment objective, different investment strategies, different management team and a new investment adviser ( an affiliate of the closed-end fund's adviser). Until the close of business on June 30, 2004, the Fund operated as a closed-end Fund and its common stock (which then comprised of a single share class) was listed on the NYSE. After the close of business on June 30, 2004, all of the common stock was converted into Class A shares of the Fund, and the Fund began seeking to maximize total return principally through capital appreciation by investing in a diversified portfolio of equity securities of issuers located throughout the world. For periods prior thereto, all historical performance information for Class A shares reflects the Net Asset Value (NAV) performance of the Fund's common stock while it was a closed-end fund.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Global Equity Fund Inc.

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
	2008		2007	2006	2005(6)(7)
Net Asset Value, beginning of period	$47.45		$38.48	$31.58	$30.80
Income (loss) from investment operations:
Net investment income (2)	0.08		0.46	0.38	0.23
Net realized and unrealized gain (loss) on investments	(5.19)		8.51	6.52	0.56
Total income (loss) from investment operations	(5.11)		8.97	6.90	0.79
Less distributions:
From net investment income	(0.19)		—	— (8)	(0.01)
Total Distributions	(0.19)		—	—	(0.01)
Net Asset Value, end of period	$42.15		$47.45	$38.48	$31.58
Total Return	(10.81	)%(5)	23.31%	21.89%	2.56	%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$66,978		$74,033	$29,598	$16,810
Ratio of net investment income to average net assets	0.38	%(4)	1.08%	1.06%	1.15	%(4)
Ratio of expenses to average net assets (1)	1.21	%(4)	1.17%	1.17%	1.17	%(4)
Ratio of expenses to average net assets (1)(3)	1.15	%(4)	1.15%	1.15%	1.15	%(4)
Portfolio turnover rate	69	%(5)	185%	162%	118	%(5)

  (1)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets	1.50%	1.63%	1.86%	2.49%
Ratio of expenses to average net assets (3)	1.44%	1.65%	1.88%	2.51%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offset arrangement.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  Commenced operations on March 14, 2005.

  (7)  Per share amounts were adjusted to reflect a 10 for 1 reverse stock split effective September 15, 2005.

  (8)  Rounds to less than $0.01.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Global Equity Fund Inc.

For a share outstanding throughout the period

	Class R
	Six Months Ended April 30, 2008(6)
Net Asset Value, beginning of period	$10.00
Loss from investment operations:
Net investment loss	(0.02	)(2)
Net realized and unrealized loss on investments	(0.87)
Total loss from investment operations	(0.89)
Less distributions:
From net investment income	(0.20)
Total Distributions	(0.20)
Net Asset Value, end of period	$8.91
Total Return	(9.06	)%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment loss to average net assets	(0.41	)%(4)
Ratio of expenses to average net assets	1.97	%(1)(4)
Ratio of expenses to average net assets	1.90	%(1)(3)(4)
Portfolio turnover rate	69	%(5)

  (1)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets	545.06%
Ratio of expenses to average net assets (3)	545.00%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offset arrangement.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  Commenced operations on November 1, 2007.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Global Equity Fund Inc.

For a share outstanding throughout the period

	Consultant Class
	Six Months Ended April 30, 2008(6)
Net Asset Value, beginning of period	$10.00
Loss from investment operations:
Net investment loss	(0.03	)(2)
Net realized and unrealized loss on investments	(0.87)
Total loss from investment operations	(0.90)
Less distributions:
From net investment income	(0.20)
Total Distributions	(0.20)
Net Asset Value, end of period	$8.90
Total Return	(9.16	)%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment loss to average net assets	(0.65	)%(4)
Ratio of expenses to average net assets	2.21	%(1)(4)
Ratio of expenses to average net assets	2.15	%(1)(3)(4)
Portfolio turnover rate	69	%(5)

  (1)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expenses ratios would have been:

Ratio of expenses to average net assets	545.64%
Ratio of expenses to average net assets (3)	545.58%

  (2)  Based on average shares outstanding during the period.

  (3)  Ratio of expenses including the effect of the expense offset arrangement.

  (4)  Annualized.

  (5)  Not Annualized.

  (6)  Commenced operations on November 1, 2007.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer International Equity Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30,		Year Ended October 31,
	2008		2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$51.95		$43.09	$34.29	$28.99	$24.45	$19.60
Income (loss) from investment operations:
Net investment income (2)	0.07		0.71	0.50	0.35	0.16	0.24
Net realized and unrealized gain (loss) on investments	(5.01)		12.60	9.87	5.98	4.71	4.93
Total income (loss) from investment operations	(4.94)		13.31	10.37	6.33	4.87	5.17
Less distributions:
From net investment income	(0.71)		(0.28)	—	(0.45)	(0.33)	(0.32)
From net realized gains on investments	(5.26)		(4.17)	(1.57)	(0.58)	—	—
Total Distributions	(5.97)		(4.45)	(1.57)	(1.03)	(0.33)	(0.32)
Net Asset Value, end of period	$41.04		$51.95	$43.09	$34.29	$28.99	$24.45
Total Return	(10.12	)%(4)	33.33%	31.20%	22.19%	20.05%	26.78%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$9,789,598		$11,619,663	$9,092,359	$7,018,030	$3,721,409	$1,705,074
Ratio of net investment income to average net assets	0.33	%(3)	1.54%	1.28%	1.09%	0.58%	0.83%
Ratio of expenses to average net assets (1)	1.25	%(3)	1.24%	1.24%	1.32%	1.35%	1.37%
Ratio of expenses to average net assets	1.15	%(3)	1.19%	1.19%	1.31%	1.32%	1.31%
Portfolio turnover rate	17	%(4)	51%	62%	57%	100%	114%

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Not annualized.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer International Equity Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30,		Year Ended October 31,
	2008		2007	2006	2005	2004	2003
Net Asset Value, beginning of period	$53.15		$43.97	$34.96	$29.47	$24.79	$19.79
Income (loss) from investment operations:
Net investment income (2)	0.13		0.85	0.52	0.44	0.23	0.28
Net realized and unrealized gain (loss) on investments	(5.13)		12.88	10.15	6.09	4.79	5.05
Total income (loss) from investment operations	(5.00)		13.73	10.67	6.53	5.02	5.33
Less distributions:
From net investment income	(0.83)		(0.38)	—	(0.46)	(0.34)	(0.33)
From net realized gains on investments	(5.26)		(4.17)	(1.66)	(0.58)	—	—
Total Distributions	(6.09)		(4.55)	(1.66)	(1.04)	(0.34)	(0.33)
Net Asset Value, end of period	$42.06		$53.15	$43.97	$34.96	$29.47	$24.79
Total Return	(10.00	)%(4)	33.65%	31.53%	22.52%	20.39%	27.39%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$13,213,446		$15,310,511	$11,077,753	$8,220,356	$3,844,713	$1,114,010
Ratio of net investment income to average net assets	0.59	%(3)	1.81%	1.29%	1.33%	0.87%	1.16%
Ratio of expenses to average net assets (1)	0.99	%(3)	0.99%	0.99%	1.05%	1.08%	1.08%
Ratio of expenses to average net assets	0.89	%(3)	0.94%	0.94%	1.04%	1.05%	1.02%
Portfolio turnover rate	17	%(4)	51%	62%	57%	100%	114%

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Not annualized.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer International Equity Fund II

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
	2008		2007	2006	2005(5)
Net Asset Value, beginning of period	$18.31		$14.07	$10.94	$10.00
Income (loss) from investment operations:
Net investment income (loss) (7)	0.02		0.31	0.16	(0.01)
Net realized and unrealized gain (loss) on investments	(1.69)		4.01	2.97	0.95
Total income (loss) from investment operations	(1.67)		4.32	3.13	0.94
Less distributions:
From net investment income	(0.14)		(0.03)	—	—
From net realized gains on investments	(0.27)		(0.05)	—	—
Total Distributions	(0.41)		(0.08)	—	—
Net Asset Value, end of period	$16.23		$18.31	$14.07	$10.94
Total Return	(9.24	)%(2)	30.89%	28.73%	9.30	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$2,201,787		$1,980,188	$722,531	$127,435
Ratio of net investment income (loss) to average net assets	0.30	%(3)	1.93%	1.25%	(0.11	)%(3)
Ratio of expenses to average net assets (1)(4)(6)	1.29	%(3)	1.31%	1.33%	1.36	%(3)
Ratio of expenses to average net assets	1.22	%(3)	1.29%	1.32%	1.35	%(3)
Portfolio turnover rate	28	%(2)	64%	61%	38	%(2)

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund's investment advisor. Had such action not been taken, the annualized operating expense ratios would have been 1.28%, 1.32% and 2.06% for the periods ended October 31, 2007, October 31, 2006 and October 31, 2005.

  (5)  Commenced operations on May 4, 2005.

  (6)  On March 1, 2006, the expense cap changed from 1.35% to 1.32%.

  (7)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer International Equity Fund II

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30,		Year Ended October 31,		Period Ended October 31,
	2008		2007	2006	2005(5)
Net Asset Value, beginning of period	$18.42		$14.14	$10.96	$10.00
Income (loss) from investment operations:
Net investment income (7)	0.05		0.37	0.20	—
Net realized and unrealized gain (loss) on investments	(1.71)		4.02	2.98	0.96
Total income (loss) from investment operations	(1.66)		4.39	3.18	0.96
Less distributions:
From net investment income	(0.17)		(0.06)	—	—
From net realized gains on investments	(0.27)		(0.05)	—	—
Total Distributions	(0.44)		(0.11)	—	—
Net Asset Value, end of period	$16.32		$18.42	$14.14	$10.96
Total Return	(9.12	)%(2)	31.15%	29.11%	9.60	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$8,397,851		$7,753,276	$2,439,754	$297,617
Ratio of net investment income (loss) to average net assets	0.55	%(3)	2.28%	1.54%	(0.01	)%(3)
Ratio of expenses to average net assets (1)(4)(6)	1.01	%(3)	1.03%	1.06%	1.09	%(3)
Ratio of expenses to average net assets	0.94	%(3)	1.01%	1.05%	1.08	%(3)
Portfolio turnover rate	28	%(2)	64%	61%	38	%(2)

  (1)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a recoupment or waiver of fees by the Fund's investment advisor. Had such action not been taken, the annualized operating expense ratio would have been 1.01%, 1.05% and 1.60% for the periods ended October 31, 2007, October 31, 2006 and October 31, 2005.

  (5)  Commenced operations on May 4, 2005.

  (6)  On March 1, 2006, the expense cap changed from 1.08% to 1.05%.

  (7)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Total Return Bond Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30,		Year Ended October 31,
	2008		2007		2006		2005		2004	2003
Net Asset Value, beginning of period	$13.41		$13.08		$13.33		$13.37		$13.34	$12.55
Income from investment operations:
Net investment income	0.27		0.57		0.56		0.42		0.37	0.30
Net realized and unrealized gain on investments (3)	0.21		0.29		0.07		0.10		0.35	0.92
Total income from investment operations	0.48		0.86		0.63		0.52		0.72	1.22
Less distributions:
From net investment income	(0.43)		(0.53)		(0.77)		(0.46)		(0.46)	(0.32)
From net realized gains on investments	—		—		(0.11)		(0.10)		(0.23)	(0.11)
Total Distributions	(0.43)		(0.53)		(0.88)		(0.56)		(0.69)	(0.43)
Net Asset Value, end of period	$13.46		$13.41		$13.08		$13.33		$13.37	$13.34
Total Return	3.63	%(6)	6.75%		4.98%		3.93%		5.50%	9.83%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$309,652		$148,603		$103,732		$68,223		$58,823	$63,449
Ratio of net investment income to average net assets	4.09	%(5)	4.34%		4.32%		3.11%		2.79%	2.24%
Ratio of expenses to average net assets (1)	0.69	%(5)	0.69%		0.69%		0.78%		1.17%	1.16%
Ratio of expenses to average net assets	0.69	%(2)(5)	0.69	%(2)	0.69	%(2)	0.77	%(2)	1.17%	1.16%
Portfolio turnover rate (4)	205	%(6)	433%		411%		202%		69%	160%

  (1)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (2)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratios would have been 0.76%, 0.81%, 0.83%, and 0.93% for the periods ended April 30, 2008, October 31, 2007, October 31, 2006 and October 31, 2005.

  (3)  Based on average shares outstanding during the period.

  (4)  The portfolio turnover rate not including TBA transactions was 113%, 238%, 220%, 174%, 67% and 155% for the periods ended April 30, 2008, October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003.

  (5)  Annualized.

  (6)  Not annualized.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Total Return Bond Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30,		Year Ended October 31,
	2008		2007		2006		2005		2004	2003
Net Asset Value, beginning of period	$13.43		$13.12		$13.38		$13.41		$13.37	$12.56
Income from investment operations:
Net investment income (3)	0.29		0.61		0.60		0.47		0.41	0.37
Net realized and unrealized gain on investments	0.21		0.29		0.07		0.08		0.34	0.89
Total income from investment operations	0.50		0.90		0.67		0.55		0.75	1.26
Less distributions:
From net investment income	(0.47)		(0.59)		(0.82)		(0.48)		(0.48)	(0.34)
From net realized gains on investments	—		—		(0.11)		(0.10)		(0.23)	(0.11)
Total Distributions	(0.47)		(0.59)		(0.93)		(0.58)		(0.71)	(0.45)
Net Asset Value, end of period	$13.46		$13.43		$13.12		$13.38		$13.41	$13.37
Total Return	3.74	%(6)	7.13%		5.25%		4.10%		5.82%	10.19%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,005,934		$781,006		$399,187		$141,145		$31,862	$14,188
Ratio of net investment income to average net assets	4.33	%(5)	4.61%		4.64%		3.50%		3.08%	2.50%
Ratio of expenses to average net assets (1)	0.44	%(5)	0.44%		0.44%		0.47%		0.88%	0.90%
Ratio of expenses to average net assets	0.44	%(2)(5)	0.44	%(2)	0.44	%(2)	0.47	%(2)	0.88%	0.89%
Portfolio turnover rate (4)	205	%(6)	433%		411%		202%		69%	160%

  (1)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (2)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratios would have been 0.49%, 0.54%, 0.56%, and 0.65% for periods ended April 30, 2008, October 31, 2007, October 31, 2006, and October 31, 2005.

  (3)  Based on average shares outstanding during the period.

  (4)  The portfolio turnover rate not including TBA transactions was 113%, 238%, 220%, 174%, 67% and 155% for the periods ended April 30, 2008, October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003.

  (5)  Annualized.

  (6)  Not Annualized.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Total Return Bond Fund

For a share outstanding throughout the period

	Class R
	Six Months Ended April 30, 2008(1)
Net Asset Value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.18	(6)
Net realized and unrealized gain on investments	0.12
Total income from investment operations	0.30
Less distributions:
From net investment income	(0.35)
Total Distributions	(0.35)
Net Asset Value, end of period	$9.95
Total Return	3.10	%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment income to average net assets	3.50	%(4)
Ratio of expenses to average net assets	1.19	%(2)(4)
Ratio of expenses to average net assets	1.19	%(3)(4)
Portfolio turnover rate	205	%(5)(7)

  (1)  Commenced operations on November 1, 2007.

  (2)  Expenses ratio without taking into consideration any reductions related to custody offset arrangement.

  (3)  The net expenses of the Fund reflect a waiver of fee by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 490.70% for the period ended April 30, 2008.

  (4)  Annualized.

  (5)  Not annualized.

  (6)  Based on average shares outstanding during the period.

  (7)  The portfolio turnover rate not including TBA transactions was 113% for the period ended April 30, 2008.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Total Return Bond Fund

For a share outstanding throughout the period

	Consultant Class
	Six Months Ended April 30, 2008(1)
Net Asset Value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.17	(6)
Net realized and unrealized gain on investments	0.12
Total income from investment operations	0.29
Less distributions:
From net investment income	(0.35)
Total Distributions	(0.35)
Net Asset Value, end of period	$9.94
Total Return	2.99	%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment income to average net assets	3.26	%(4)
Ratio of expenses to average net assets	1.44	%(2)(4)
Ratio of expenses to average net assets	1.44	%(3)(4)
Portfolio turnover rate	205	%(5)(7)

  (1)  Commenced operations on November 1, 2007.

  (2)  Expense ratio without taking into consideration any reductions related to custody offset arrangement.

  (3)  The net expenses of the Fund reflect a waiver of fee by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 491.27% for the period ended April 30, 2008.

  (4)  Annualized.

  (5)  Not annualized.

  (6)  Based on average shares outstanding during the period.

  (7)  The portfolio turnover rate not including TBA transactions was 113% for the period ended April 30, 2008.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Global High Income Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30,		Year Ended October 31,							Period Ended October 31,
	2008		2007		2006		2005		2004	2003(1)
Net Asset Value, beginning of period	$11.05		$10.99		$11.93		$12.07		$11.43	$10.00
Income (loss) from investment operations:
Net investment income (2)	0.36		0.76		0.68		0.73		0.70	0.64
Net realized and unrealized gain (loss) on investments	(0.40)		0.15		0.43		(0.01)		0.72	1.37
Total income (loss) from investment operations	(0.04)		0.91		1.11		0.72		1.42	2.01
Less distributions:
From net investment income	(0.34)		(0.68)		(1.17)		(0.71)		(0.71)	(0.58)
From net realized gains on investments	—		(0.10)		(0.88)		(0.15)		(0.07)	—
Return of capital	—		(0.07)		—		—		—	—
Total Distributions	(0.34)		(0.85)		(2.05)		(0.86)		(0.78)	(0.58)
Net Asset Value, end of period	$10.67		$11.05		$10.99		$11.93		$12.07	$11.43
Total Return	(0.31	)%(6)	8.58%		10.49%		6.15%		12.87%	20.57	%(6)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$120,370		$94,348		$45,930		$36,166		$45,164	$28,195
Ratio of net investment income to average net assets	6.79	%(3)	6.89%		6.16%		6.01%		5.97%	6.71	%(3)
Ratio of expenses to average net assets (4)	1.02	%(3)	1.01%		1.10	%(7)	1.28%		1.24%	1.26	%(3)
Ratio of expenses to average net assets	1.00	%(3)(5)	1.00	%(5)	1.08	%(5)(7)	1.25	%(5)	1.25%	1.25	%(3)(5)
Portfolio turnover rate	24	%(6)	63%		96%		99%		93%	83	%(6)

  (1)  Commenced operations on December 17, 2002.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the Fund's investment advisor.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expenses ratios would have been 1.12%, 1.20%, 1.35%, 1.30% and 1.95% for the periods ended April 30, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2003.

  (6)  Not annualized.

  (7)  On March 1, 2006, the expense cap changed from 1.25% to 1.00%.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Global High Income Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30,		Year Ended October 31,							Period Ended October 31,
	2008		2007		2006		2005		2004	2003(1)
Net Asset Value, beginning of period	$10.71		$10.66		$11.61		$12.01		$11.36	$10.00
Income (loss) from investment operations:
Net investment income (2)	0.36		0.77		0.70		0.78		0.73	0.57
Net realized and unrealized gain (loss) on investments	(0.39)		0.14		0.40		(0.05)		0.72	1.35
Total income (loss) from investment operations	(0.03)		0.91		1.10		0.73		1.45	1.92
Less distributions:
From net investment income	(0.36)		(0.68)		(1.17)		(0.98)		(0.73)	(0.56)
From net realized gains on investments	—		(0.10)		(0.88)		(0.15)		(0.07)	—
Return of capital	—		(0.08)		—		—		—	—
Total Distributions	(0.36)		(0.86)		(2.05)		(1.13)		(0.80)	(0.56)
Net Asset Value, end of period	$10.32		$10.71		$10.66		$11.61		$12.01	$11.36
Total Return	(0.16	)%(6)	8.82%		10.76%		6.37%		13.28%	19.66	%(6)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$186,216		$152,769		$35,100		$7,586		$45,636	$20,839
Ratio of net investment income to average net assets	7.03	%(3)	7.15%		6.61%		6.47%		6.24%	6.91	%(3)
Ratio of expenses to average net assets (4)	0.77	%(3)	0.76%		0.81	%(7)	1.03%		0.97%	1.02	%(3)
Ratio of expenses to average net assets	0.75	%(3)(5)	0.75	%(5)	0.79	%(5)(7)	1.00	%(5)	1.00%	1.00	%(3)(5)
Portfolio turnover rate	24	%(6)	63%		96%		99%		93%	83	%(6)

  (1)  Commenced operations on January 30, 2003.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previously assumed by the Fund's investment advisor.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expense ratios would have been 0.83%, 0.92%, 1.08%, 1.04% and 1.41% for the periods ended April 30, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2003.

  (6)  Not annualized.

  (7)  On March 1, 2006, the expense cap changed from 1.00% to 0.75%.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer Global High Income Fund

For a share outstanding throughout the period

	Consultant Class
	Six Months Ended April 30, 2008(1)
Net Asset Value, beginning of period	$10.00
Loss from investment operations:
Net investment income	0.29	(2)
Net realized and unrealized loss on investments	(0.35)
Total loss from investment operations	(0.06)
Less distributions:
From net investment income	(0.28)
Total Distributions	(0.28)
Net Asset Value, end of period	$9.66
Total Return	(0.56	)%(6)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment income to average net assets	6.11	%(3)
Ratio of expenses to average net assets	1.77	%(3)(4)
Ratio of expenses to average net assets	1.75	%(3)(5)
Portfolio turnover rate	24	%(6)

  (1)  Commenced operations on November 1, 2007.

  (2)  Based on average shares outstanding during the period.

  (3)  Annualized.

  (4)  Expense ratio without taking into consideration any expense reductions related to custody offset arrangement and reimbursement of expense previous assumed by the Fund's investment advisor.

  (5)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such an action not been taken, the operating expense ratios would have been 513.76% for the period ended April 30, 2008.

  (6)  Not annualized.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Microcap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$12.66		$11.26	$10.00
Income (loss) from investment operations:
Net investment loss (5)	(0.05)		(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	(2.35)		1.51	1.29
Total income (loss) from investment operations	(2.40)		1.40	1.26
Less distributions:
From net realized gains on investments	(1.40)		—	—
Total Distributions	(1.40)		—	—
Net Asset Value, end of period	$8.86		$12.66	$11.26
Total Return	(20.56	)%(2)	12.43%	12.60	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,018		$3,781	$2,955
Ratio of net investment loss to average net assets	(1.11	)%(3)	(0.90)%	(0.99	)%(3)
Ratio of expenses to average net assets (4)	1.80	%(3)	1.80%	1.80	%(3)
Portfolio turnover rate	109	%(2)	172%	19	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.67%, 3.52% and 4.52% for the period ended April 30, 2008, October 31, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Microcap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$12.71		$11.27	$10.00
Income (loss) from investment operations:
Net investment loss (5)	(0.04)		(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	(2.35)		1.51	1.29
Total income (loss) from investment operations	(2.39)		1.44	1.27
Less distributions:
From net realized gains on investments	(1.46)		—	—
Total Distributions	(1.46)		—	—
Net Asset Value, end of period	$8.86		$12.71	$11.27
Total Return	(20.50	)%(2)	12.88%	12.60	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,065		$3,677	$2,816
Ratio of net investment loss to average net assets	(0.81	)%(3)	(0.60)%	(0.69	)%(3)
Ratio of expenses to average net assets (4)	1.50	%(3)	1.50%	1.50	%(3)
Portfolio turnover rate	109	%(2)	172%	19	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.20%, 3.08% and 4.03% for the period ended April 30, 2008, October 31, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Microcap Fund

For a share outstanding throughout the period

	Consultant Class
	Six Months Ended April 30, 2008(1)
Net Asset Value, beginning of period	$10.00
Loss from investment operations:
Net investment loss	(0.07	)(5)
Net realized and unrealized loss on investments	(1.49)
Total loss from investment operations	(1.56)
Less distributions:
From net realized gains on investments	(1.47)
Total Distributions	(1.47)
Net Asset Value, end of period	$6.97
Total Return	(17.75	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment loss to average net assets	(1.89	)%(3)
Ratio of expenses to average net assets	2.55	%(3)(4)
Portfolio turnover rate	109	%(2)

  (1)  Commenced operations on November 1, 2007.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 584.55% for the period ended April 30, 2008.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Smallcap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$14.13		$11.10	$10.00
Income (loss) from investment operations:
Net investment loss (5)	(0.03)		(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	(2.25)		3.31	1.11
Total income (loss) from investment operations	(2.28)		3.21	1.10
Less distributions:
From net realized gains on investments	(2.96)		(0.18)	—
Total Distributions	(2.96)		(0.18)	—
Net Asset Value, end of period	$8.89		$14.13	$11.10
Total Return	(18.26	)%(2)	29.44%	11.00	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,882		$4,339	$2,807
Ratio of net investment loss to average net assets	(0.54	)%(3)	(0.85)%	(0.29	)%(3)
Ratio of expenses to average net assets (4)	1.50	%(3)	1.50%	1.50	%(3)
Portfolio turnover rate	119	%(2)	238%	13	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.21%, 2.97% and 4.22% for the periods ending April 30, 2008, October 31, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Smallcap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$14.18		$11.11	$10.00
Income (loss) from investment operations:
Net investment loss (5)	(0.01)		(0.06)	—
Net realized and unrealized gain (loss) on investments	(2.27)		3.32	1.11
Total income (loss) from investment operations	(2.28)		3.26	1.11
Less distributions:
From net investment income	—		(0.01)	—
From net realized gains on investments	(3.01)		(0.18)	—
Total Distributions	(3.01)		(0.19)	—
Net Asset Value, end of period	$8.89		$14.18	$11.11
Total Return	(18.03	)%(2)	29.75%	11.10	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,450		$4,073	$2,777
Ratio of net investment loss to average net assets	(0.25	)%(3)	(0.52)%	0.01	%(3)
Ratio of expenses to average net assets (4)	1.20	%(3)	1.20%	1.20	%(3)
Portfolio turnover rate	119	%(2)	238%	13	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 2.77%, 2.79% and 3.68% for the periods ending April 30, 2008, October 31, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Smallcap Fund

For a share outstanding throughout the period

	Consultant Class
	Six Months Ended April 30, 2008(1)
Net Asset Value, beginning of period	$10.00
Loss from investment operations:
Net investment loss	(0.04	)(5)
Net realized and unrealized loss on investments	(1.27)
Total loss from investment operations	(1.31)
Less distributions:
From net realized gains on investments	(3.03)
Total Distributions	(3.03)
Net Asset Value, end of period	$5.66
Total Return	(16.04	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment loss to average net assets	(1.32	)%(3)
Ratio of expenses to average net assets (4)	2.25	%(3)
Portfolio turnover rate	119	%(2)

  (1)  Commenced operations on November 1, 2007

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 583.80% for the period ending April 30, 2008.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Midcap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$12.74		$11.05	$10.00
Income (loss) from investment operations:
Net investment income (5)	0.01		0.05	0.01
Net realized and unrealized gain (loss) on investments	(1.40)		1.81	1.04
Total income (loss) from investment operations	(1.39)		1.86	1.05
Less distributions:
From net investment income	—		(0.13)	—
From net realized gains on investments	(0.98)		(0.04)	—
Total Distributions	(0.98)		(0.17)	—
Net Asset Value, end of period	$10.37		$12.74	$11.05
Total Return	(11.55	)%(2)	17.16%	10.50	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,244		$3,646	$2,887
Ratio of net investment income to average net assets	0.10	%(3)	0.43%	0.52	%(3)
Ratio of expenses to average net assets (4)	1.35	%(3)	1.35%	1.35	%(3)
Portfolio turnover rate	95	%(2)	155%	11	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 3.00%, 2.98% and 3.94% for the periods ended April 30, 2008, October 31, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Midcap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$12.76		$11.06	$10.00
Income (loss) from investment operations:
Net investment income (5)	0.02		0.09	0.01
Net realized and unrealized gain (loss) on investments	(1.40)		1.80	1.05
Total income (loss) from investment operations	(1.38)		1.89	1.06
Less distributions:
From net investment income	(0.04)		(0.15)	—
From net realized gains on investments	(0.98)		(0.04)	—
Total Distributions	(1.02)		(0.19)	—
Net Asset Value, end of period	$10.36		$12.76	$11.06
Total Return	(11.47	)%(2)	17.47%	10.60	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,445		$3,842	$2,765
Ratio of net investment income to average net assets	0.39	%(3)	0.77%	0.22	%(3)
Ratio of expenses to average net assets (4)	1.05	%(3)	1.05%	1.05	%(3)
Portfolio turnover rate	95	%(2)	155%	11	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 2.52%, 2.51% and 3.46% for the periods ended April 30, 2008, October 31, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Midcap Fund

For a share outstanding throughout the period

	Consultant Class
	Six Months Ended April 30, 2008(1)
Net Asset Value, beginning of period	$10.00
Loss from investment operations:
Net investment loss	(0.03	)(5)
Net realized and unrealized loss on investments	(0.87)
Total loss from investment operations	(0.90)
Less distributions:
From net investment income	(0.03)
From net realized gains on investments	(0.98)
Total Distributions	(1.01)
Net Asset Value, end of period	$8.09
Total Return	(9.64	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment loss to average net assets	(0.66	)%(3)
Ratio of expenses to average net assets	2.10	%(3)(4)
Portfolio turnover rate	95	%(2)

  (1)  Commenced operations on November 1, 2007.

  (2)  Not annualized.

  (3)  Annualized

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expense ratio would have been 556.88% for the periods ended April 30, 2008.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Multicap Fund

For a share outstanding throughout each period

	Class A
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$12.84		$11.10	$10.00
Income (loss) from investment operations:
Net investment income (loss) (6)	(0.01)		0.07	—	(5)
Net realized and unrealized gain (loss) on investments	(1.51)		1.85	1.10
Total income (loss) from investment operations	(1.52)		1.92	1.10
Less distributions:
From net investment income	—		(0.13)	—
From net realized gains on investments	(1.14)		(0.05)	—
Total Distributions	(1.14)		(0.18)	—
Net Asset Value, end of period	$10.18		$12.84	$11.10
Total Return	(12.45	)%(2)	17.47%	11.00	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,005		$3,620	$2,780
Ratio of net investment income (loss) to average net assets	(0.21	)%(3)	0.58%	(0.03	)%(3)
Ratio of expenses to average net assets (4)	1.30	%(3)	1.30%	1.30	%(3)
Portfolio turnover rate	90	%(2)	152%	15	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expenses ratio would have been 3.01%, 2.93% and 3.87% for the periods ended April 30, 2008, October 31,2007 and October 31, 2006.

  (5)  Amount was less than $0.01 per share.

  (6)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Multicap Fund

For a share outstanding throughout each period

	Class I
	Six Months Ended April 30, 2008		Year Ended October 31, 2007	Period Ended October 31, 2006(1)
Net Asset Value, beginning of period	$12.86		$11.11	$10.00
Income (loss) from investment operations:
Net investment income (5)	—		0.12	0.01
Net realized and unrealized gain (loss) on investments	(1.51)		1.84	1.10
Total income (loss) from investment operations	(1.51)		1.96	1.11
Less distributions:
From net investment income	(0.03)		(0.16)	—
From net realized gains on investments	(1.14)		(0.05)	—
Total Distributions	(1.17)		(0.21)	—
Net Asset Value, end of period	$10.18		$12.86	$11.11
Total Return	(12.28	)%(2)	17.79%	11.10	%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$3,439		$3,947	$2,778
Ratio of net investment income to average net assets	0.09	%(3)	0.99%	0.27	%(3)
Ratio of expenses to average net assets (4)	1.00	%(3)	1.00%	1.00	%(3)
Portfolio turnover rate	90	%(2)	152%	15	%(2)

  (1)  Commenced operations on July 24, 2006.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expenses ratio would have been 2.52%, 2.42% and 3.3% for the periods ended April 30, 2008, October 31, 2007 and October 31, 2006.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

Julius Baer Funds 2008 Semi-Annual Report

FINANCIAL HIGHLIGHTS (Unaudited)

Julius Baer U.S. Multicap Fund

For a share outstanding throughout the period

	Consultant Class
	Six Months Ended April 30, 2008(1)
Net Asset Value, beginning of period	$10.00
Loss from investment operations:
Net investment loss	(0.04	)(5)
Net realized and unrealized loss on investments	(0.94)
Total loss from investment operations	(0.98)
Less distributions:
From net investment income	(0.05)
From net realized gains on investments	(1.14)
Total Distributions	(1.19)
Net Asset Value, end of period	$7.83
Total Return	(10.58	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1
Ratio of net investment loss to average net assets	(1.11	)%(3)
Ratio of expenses to average net assets	2.05	%(3)(4)
Portfolio turnover rate	90	%(2)

  (1)  Commenced operations on November 1, 2007.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  The net expenses of the Fund reflect a waiver of fees by the Fund's investment advisor. Had such action not been taken, the operating expenses ratio would has been 558.24% for the period ended April 30, 2008.

  (5)  Based on average shares outstanding during the period.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Organization

The Julius Baer Funds consist of the Julius Baer Global Equity Fund Inc. ("Global Equity Fund") and the Julius Baer Investment Funds (the "Trust"). As of April 30, 2008, the Julius Baer Funds comprised nine funds (each a "Fund" and together, the "Funds").

The Global Equity Fund was incorporated under the laws of the State of Maryland on May 23, 1990 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

On July 1, 2004, the Global Equity Fund changed its name from The European Warrant Fund, Inc. and converted from a closed-end, non-diversified investment company ("closed-end fund") to an open-end diversified investment company with a different investment objective, different investment strategies, different management team and a new investment advisor (an affiliate of the Global Equity Fund's adviser). Until the close of business on June 30, 2004, the Global Equity Fund operated as a closed-end fund and its common stock (which then comprised a single share class) was listed on the NYSE. After the close of business on June 30, 2004, all of the common stock was converted into Class A shares of the Global Equity Fund, and the Global Equity Fund began seeking to maximize total return principally through capital appreciation by investing in a diversified portfolio of equity securities of issuers located throughout the world. For periods prior thereto, all historical performance information for Class A shares reflects the Net Asset Value (NAV) performance of the Global Equity Fund's common stock while it was a closed-end fund.

The Trust is registered with the SEC under the 1940 Act, as an open-end management investment company. As of April 30, 2008, the Trust offered eight diversified investment funds: Julius Baer International Equity Fund (the "International Equity Fund"), Julius Baer International Equity Fund II (the "International Equity Fund II"), Julius Baer Total Return Bond Fund (the "Total Return Bond Fund"), Julius Baer Global High Income Fund (the "Global High Income Fund"), Julius Baer U.S. Microcap Fund (the "U.S. Microcap Fund"), Julius Baer U.S. Smallcap Fund (the "U.S. Smallcap Fund"), Julius Baer U.S. Midcap Fund (the "U.S. Midcap Fund") and Julius Baer U.S. Multicap Fund (the "U.S. Multicap Fund").

The International Equity Fund is closed to new shareholders (at the account level). This excludes 401(k) plans that have existing investments in the Fund through related

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401(k) plans and new plan participants within 401(k) plans that hold positions in the Fund. In addition, existing shareholders may continue to invest.

Each of the Julius Baer Funds offers multiple share classes. As of April 30, 2008, all of the Funds offered Class A and Class I shares. Global Equity Fund, Total Return Bond Fund, Global High Income Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund and U.S. Multicap Fund also offer Consultant Class shares. Consultant Class shares are offered primarily through financial advisers, including brokers, and other entities that have a dealer agreement with the Funds' distributor. Additionally, Global Equity and Total Return Bond Fund offer Class R shares which are offered exclusively through certain tax-exempt retirement plans. The classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds' Prospectuses. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report:

Fund Name	Investment Objective
Global Equity Fund	Seeks to maximize total return, principally through capital appreciation.

International Equity Fund	Seeks long term growth of capital.

International Equity Fund II	Seeks long term growth of capital.

Total Return Bond Fund	Seeks to provide total return, which consists of two components: (1) changes in the market value of the Fund's portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.

Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

U.S. Microcap Fund	Seeks to achieve long term growth of capital.

U.S. Smallcap Fund	Seeks to achieve long term growth of capital.

U.S. Midcap Fund	Seeks to achieve long term growth of capital.

U.S. Multicap Fund	Seeks to achieve long term growth of capital.

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2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The presentation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

a) Portfolio valuation: Each Fund's investments are valued at market. Equity securities, which are traded primarily on a U.S. or foreign stock exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current quoted bid and asked prices. Portfolio securities which are traded primarily on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event subsequent to the closing of a foreign exchange is likely to have changed such value, including substantial changes in the values of U.S. markets subsequent to the close of a foreign market. In these circumstances, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Global Equity Fund's Board of Directors, the Trust's Board of Trustees (each a "Board" and collectively, the "Boards") or their respective delegates. Debt securities, including bank loans (other than government securities and short-term obligations) are valued by independent pricing services approved by the Board of each respective Fund. Investments in government securities (other than short-term securities) are valued at the mean of the quoted bid and asked prices in the over-the-counter market. Short-term investments that mature in 60 days or less are valued at amortized cost. Any securities for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotations, are valued in accordance with fair value pricing approved by the respective Board. To the extent each Fund invests in other open-end funds, the Fund will calculate its NAV based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use fair value pricing and the effects of such fair value pricing.

The Boards have identified certain circumstances in which the use of fair value pricing method is necessary. In such circumstances, the Boards have also approved an

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independent fair value service for foreign equities, which may provide the fair value price. For options, swaps, and warrants, a fair value price may be determined using an industry accepted modeling tool. In addition, the Funds' Pricing Committees may determine a fair value price, subject to the approval of the respective Board, based upon factors that include the type of the security, the initial cost of the security and price quotations from dealers and/or pricing services in similar securities or in similar markets.

b) Repurchase agreements: The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation in return for the use of the Fund's available cash, subject to an agreement by the seller to repurchase and the Fund to resell the obligation, at an agreed-upon price and time. Thus, the yield during the Fund's holding period is determinable. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral at all times is equal to at least 100% of the total amount of the repurchase obligations, including accrued interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Funds' investment advisor reviews the value of the collateral and the creditworthiness of those banks and dealers with whom the Funds enter into repurchase agreements to evaluate potential risks. The Funds primarily engage in repurchase agreements with their custodian to accommodate cash sweeps of any residual U.S. dollars held in a particular portfolio.

c) Foreign currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies and investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the net unrealized appreciation (depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, gains and losses from foreign currency transactions and the gains and losses from differences between the amounts of interest and dividends recorded on the books of the Funds and the

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amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and sale trade date is included in realized gains and losses on security transactions.

d) Forward foreign currency contracts: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of its investment strategy, a Fund may enter into forward foreign currency contracts to manage a Fund's portfolio holdings against currency risks. A Fund may also utilize forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark when purchasing underlying equities denominated in that currency is not advisable by the advisor. With respect to a Fund's obligations to purchase or sell currencies under forward foreign currency contracts, a Fund will earmark liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire respectively, the currency subject to the forward foreign currency contract.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts to sell foreign currency limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, a Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

Some of the forward foreign currency contracts entered into by the Funds are classified as non-deliverable forwards ("NDF"). NDFs are cash-settled, short-term forward contracts that trade thinly or are denominated in non-convertible foreign currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds. All NDFs have a fixing date and a settlement date. The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement date is the date by which the payment of the difference is due to the party

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receiving payment. NDFs are commonly quoted for time periods of one month up to one year, and are normally quoted and settled in U.S. dollars. They are often used to gain exposure to and/or to hedge exposure to foreign currencies that are not internationally traded.

e) Financial Futures Contracts: In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of future contracts, and the possibility of an illiquid market. To the extent fluctuations in value are not settled with the counterparty on a daily basis, the Funds are also subject to the credit risk of the counterparty. Cash collateral for futures contracts outstanding may be held by the broker on certain contracts. These amounts are included on the Statement of Assets and Liabilities as Cash on deposit for broker.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds generally agree to receive from or pay to the broker an amount of cash equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by a Fund as unrealized gains or losses. Fluctuations in the value of the contracts are recorded in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts (see Note 10 for outstanding futures contracts at April 30, 2008).

The Funds may also enter into swap contracts that function similar to futures contracts (synthetic futures) to gain exposure or protect against changes in security values. Generally these contracts are counterparty agreements and do not require daily variation margin payments to be directly paid to the counterparty, however they do require hard segregation of cash. These amounts are included on the Statement of Assets and Liabilities as Cash on deposit for broker. The Funds are exposed to the credit risk of the counterparty in addition to the risks described above. The accounting treatment of such contracts is similar to that described above for standard futures contracts. The Funds disclose synthetic futures with other futures contracts.

f) Options: The Funds may write options to generate current income and to manage investment risk. Each Fund may write put and call options on up to 25% of the value of the securities in its portfolio and will realize fees (referred to as "premiums")

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for granting the rights evidenced by the options. When a Fund writes a call option or a put option, an amount equal to the premium received by that Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, that Fund realizes a gain equal to the amount of the premium originally received. When a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which that Fund purchased upon exercise. The Funds will only write covered options. There were no written options for the six months ended April 30, 2008.

The Funds may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. Each Fund may utilize up to 2% of its assets to purchase both put and call options on portfolio securities. Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, no proceeds will be expected and a Fund will realize a loss. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

Each Fund, except the Total Return Bond Fund, may purchase and sell call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

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A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

g) Swaps: The Funds may enter into interest rate, currency, index, total return and credit default swaps. The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. Interest rate swaps involve the exchange with another party of their respective commitments to pay or receive interest, for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A total return swap is an agreement to exchange the return on a stock, bond or index for a fixed or variable financing charge. A credit default swap is an agreement between two counterparties that allows one counterparty to be "long" a third-party credit risk, and the other counterparty to be "short" the credit risk. Credit default swaps are designed to transfer the credit exposure of fixed income products between parties.

The Funds will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In as much as these swaps are entered into for good faith hedging purposes, the investment advisor believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

as being subject to its borrowing restrictions. The Funds will not enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's (S&P) or Moody's or has an equivalent rating from a Nationally Recognized Statistical Rating Organization ("NRSRO") or is determined to be of equivalent credit quality by the investment advisor. If there is a default by the counterparty, the Funds may have contractual remedies pursuant to the agreements related to the transaction.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Asset and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement.

The International Equity Fund and Global High Income Fund engaged in swap transactions during the period ending April 30, 2008.

The International Equity Fund has entered into the following swap agreements:

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on 1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $10,809,389 at April 30, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the Nikkei 225 Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on 1,958,000,000 JPY face value plus the repo spread of 0.32% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $9,261,830 at April 30, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 1.10% on

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1,961,000,000 JPY face value plus the repo spread of 0.37% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on September 17, 2008, is recorded as unrealized appreciation of $10,617,033 at April 30, 2008.

A Total Return Swap Agreement with UBS AG (London) whereby this Fund will receive the dividend yield based on the TOPIX Index net of any relevant withholding tax. In exchange, this Fund will make semi-annual payments equal to 0.80% on 1,958,000,000 JPY face value plus the repo spread of 0.32% on 1,800,000,000 JPY plus a spread of 0.25% on the same notional amount. The value of the contract, which terminates on June 17, 2008, is recorded as unrealized appreciation of $9,068,767 at April 30, 2008.

A Total Return Swap Agreement with ING Bank N.V. whereby this Fund will receive the notional amount multiplied by the return on SC Impact Bucuresti, variable rate 0.10%, 6 month Euribor + 6.5%, due 01/31/2009. In exchange, this Fund will pay net coupon amounts on the notional amount converted into euro at a specified foreign exchange rate. The value of the contract, which expires on February 1, 2009 is recorded as unrealized appreciation of $124,089 at April 30, 2008.

The Global High Income Fund has entered into the following swap agreements:

A Credit Default Swap Agreement with Credit Suisse International whereby this Fund will receive the notional $1,660,000 amount multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized depreciation of $18,699 at April 30, 2008.

A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional $1,000,000 amount multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires June 20, 2012 is unrealized depreciation of $10,160 at April 30, 2008.

A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional $1,000,000 amount multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of Allied Waste North America, Inc., 7.375% due April 15, 2014. The value of the contract, which expires March 20, 2013 is unrealized appreciation of $74,613 at April 30, 2008.

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A Credit Default Swap Agreement with JPMorgan Chase Bank, N.A. whereby this Fund will receive the notional amount of $2,000,000 multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of K. Hovnanian Enterprises, Inc., 6.500% due January 15, 2014. The value of the contract, which expires September 20, 2012 is unrealized depreciation for open swap contracts of $189,377 at April 30, 2008.

A Credit Default Swap Agreement with Goldman Sachs whereby this Fund will receive the notional amount of $1,000,000 multiplied by 0.50% per year. In exchange this Fund will pay a proportion of the notional amount upon a default of a security within CDX HY 9, 3.750% due December 20, 2012. The value of the contract, which expires December 20, 2012 is the unrealized depreciation of $51,253 at April 30, 2008.

A Credit Default Swap Agreement with Credit Suisse International whereby this Fund will receive the notional amount of $7,000,000 multiplied by 0.50% per year. In exchange this Fund will pay the notional amount upon a default of CDX NA HY 9, 3.750% due December 20, 2012. The value of the contract, which expires December 20, 2012 is unrealized depreciation of $358,772 at April 30, 2008.

h) Securities Lending: The Global Equity Fund, the International Equity Fund, the International Equity Fund II, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund have established securities lending agreements with State Street Bank and Trust Company in which the Funds lend portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to 100% of the market value of the securities on loan. These Funds may loan securities to brokers, dealers, and financial institutions determined by the Julius Baer Investment Management LLC ("JBIM" or "Adviser") to be creditworthy, subject to certain limitations. Under these agreements, these Funds continue to earn income on the securities loaned. Collateral received is generally cash, and such Funds invest the cash in the State Street Navigator Securities Lending Prime Portfolio. These Funds receive any interest on the amount invested, but they must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. In the event of counterparty default, these Funds are subject to potential loss if any such Fund is delayed or prevented from exercising its right to dispose of the collateral. These Funds each bear risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

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In the State Street Navigator Securities Lending Prime Portfolio, the security lending income net of the loan rebate fee for the Global Equity Fund, the International Equity Fund and the International Equity Fund II amounted to $23,947, $8,876,324 and $3,903,036, respectively, for the period ended April 30, 2008 and is included in interest income in the statement of operations. The U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund did not participate in securities lending during the six months ended April 30, 2008.

As of April 30, 2008, the value of the securities loaned and the value of the collateral amounted to approximately the following amounts:

	Market Value of Securities Loaned	Value of Collateral
Global Equity Fund	$5,442,440	$5,597,128
International Equity Fund	2,047,839,754	2,164,895,443
International Equity Fund II	698,979,245	739,603,068

i) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on an accrual basis and includes amortization and accretion of bond premiums and discounts, respectively, using the effective interest method. Dividend income is recorded in the statement of operations on the ex-dividend date or when the Fund becomes aware of dividend distribution. It is expected that certain capital gains earned by the Funds and certain dividends and interest received by the Funds will be subject to foreign withholding taxes.

j) Dividends and distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. Each Fund intends to distribute annually to its shareholders substantially all of its taxable income. The Total Return Bond Fund and the Global High Income Fund declare and pay monthly dividends. The International Equity Fund, the International Equity Fund II, the Global Equity Fund, the U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund declare and pay dividends from net investment income, if any, annually. The Funds will distribute net realized capital gains, if any, annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of the Funds to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended, for certain undistributed amounts. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may

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differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

k) Federal income taxes: The Global Equity Fund and the Trust intend that each Fund separately qualify as a regulated investment company for U.S. federal income tax purposes. Accordingly, the Funds do not anticipate that any income taxes will be paid.

l) Bank Loans: The Global High Income Fund may invest in Bank Loans. Bank Loans include institutionally traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. Many such loans are secured, although some may be unsecured. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. There is no assurance that any collateral securing a loan could be liquidated or, if liquidated, that such collateral would be of sufficient value to repay the loans taken against it. There may be limited secondary market liquidity for these instruments which could result in volatile pricing for the securities which in turn may affect this Fund's NAV.

The Global High Income Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. There was no unfunded commitment at April 30, 2008.

3.  Investment Advisory Fee and Other Transactions

JBIM serves as the Funds' investment adviser. The Global Equity Fund pays JBIM a fee at an annual rate of 0.90% of average daily net assets. The International Equity Fund pays JBIM a fee at an annual rate of 0.90% of the first $7.5 billion of average daily net assets, 0.88% of the next $2.5 billion of average daily net assets and 0.85% of average daily net assets over $10 billion. The International Equity II Fund pays JBIM a fee at an annual rate of 0.90% of the first $7.5 billion of average daily net assets, 0.88% of the next $2.5 billion of average daily net assets and 0.85% of average daily net assets over $10 billion. Effective February 28, 2008, the Total Return Bond Fund and the Global High Income Fund pay JBIM a fee at an annual rate of 0.35%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and 0.65% of average daily net assets, respectively. Prior to February 28, 2008, the Total Return Bond Fund and the Global High Income Fund paid JBIM a fee at an annual rate of 0.45% and 0.75% of average daily net assets, respectively. The U.S. Microcap Fund, the U.S. Smallcap Fund, the U.S. Midcap Fund and the U.S. Multicap Fund pay JBIM a fee at an annual rate of 1.25%, 0.95%, 0.80% and 0.75% of average daily net assets, respectively.

The Adviser has contractually agreed to reimburse certain expenses of the Funds listed in the table below, through February 27, 2009, so that the net operating expenses of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) based on average daily net assets are limited (the "Expense Limit") as specified in the table below. Any Fund with a reimbursement plan has agreed to allow the Adviser to recoup expenses reimbursed to each Fund provided that repayment does not cause each of the Fund's annual operating expenses to exceed the Expense Limit. Any such recoupment must be made within three years after the year in which the Adviser incurred the expense. The table below specifies the reimbursement made to each Fund by the Adviser for the period ended April 30, 2008 and the Adviser's potential recoupment as of April 30, 2008.

	Expense Limitations				Reimbursement made by Adviser	Expenses Waived-	Expenses Recouped or Expired-	Total Expenses Eligible for Recoupment-
Fund	Class A	Class I	Class R	Consultant Class	Beginning of Period	Current Period	Current Period	April 30, 2008
Global Equity Fund	1.40%	1.15%	1.90%	2.15%	$1,382,793	$159,912	$—	$1,542,705
Total Return Bond Fund	0.69%	0.44%	1.19%	1.44%	1,377,341	315,893	—	1,693,234
Global High Income Fund	1.00%	0.75%	—	1.75%	473,673	121,961	—	595,634
U.S. Microcap Fund	1.80%	1.50%	—	2.55%	153,155	57,732	—	210,887
U.S. Smallcap Fund	1.50%	1.20%	—	2.25%	151,714	61,792	—	213,506
U.S. Midcap Fund	1.35%	1.05%	—	2.10%	144,081	53,606	—	197,687
U.S. Multicap Fund	1.30%	1.00%	—	2.05%	142,957	55,084	—	198,041

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The expenses eligible for recoupment at April 30, 2008 are set to expire as follows:

Fund	Amount	Expires October 31,
Global Equity Fund	$582,696	2008
	422,846	2009
	377,251	2010
	159,912	2011
Total Return Bond Fund	$292,108	2008
	386,741	2009
	698,492	2010
	315,893	2011
Global High Income Fund	$28,038	2008
	143,847	2009
	301,788	2010
	121,961	2011
U.S. Microcap Fund	$37,233	2009
	115,922	2010
	57,732	2011
U.S. Smallcap Fund	$37,032	2009
	114,682	2010
	61,792	2011
U.S. Midcap Fund	$35,848	2009
	108,233	2010
	53,606	2011
U.S. Multicap Fund	$35,018	2009
	107,939	2010
	55,084	2011

During the six month period ending April 30, 2008, the Adviser reimbursed the International Equity Fund, Total Return Bond Fund and the U.S. Microcap Fund for certain security transactions in the amount of $43,445, $134,219 and $9,993. These amounts are recorded by each fund as a realized gain on the Statement of Operations. The percentage of the net assets of these realized gains amounts to 0.0%, 0.05% and approximately 0.16% respectively.

The Adviser also reimbursed the International Equity Fund II in the amount of $136,038 for a loss that resulted due to a shareholder transaction. This amount is recorded as a reduction to the cost of shares redeemed on the Statement of Changes in Net Assets.

The International Equity Fund's purchase of a particular security exceeded the Fund's fundamental restriction of not purchasing more than 10% of the outstanding securities of any class of any one issuer. In addition, the security was purchased by the International Equity Fund from other client accounts. Since the purchase of the security was not in compliance with the Investment Company Act of 1940, the

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Adviser agreed to dispose of the security. Subsequent to the period-end, the Adviser has sold the Fund's entire position and will fully reimburse the Fund for realized losses and expenses totaling $1,261,513, ($39,254 of which has already been paid and is reflected in the $43,445 denoted on the prior page). This will be reflected in the Statement of Operations of the Fund at the fiscal year-end. The Adviser has enhanced its procedures so that similar trades do not occur in the future.

The Funds entered into expense offset arrangements as part of their custody agreement with State Street Bank and Trust Company ("State Street"). Under this agreement, the custody fees for the Global Equity Fund, International Equity Fund, International Equity Fund II, Total Return Bond Fund and the Global High Income Fund were reduced by $32,364, $11,356,671, $3,611,878, $3,361 and $28,258 respectively, for the six months ended April 30, 2008. These amounts may vary significantly over time, based on the Advisor's decisions and current interest rates from market to market regarding cash positions held in the Funds.

4.  Distribution and Shareholder Servicing Plan

The Funds have adopted certain Distribution Plans and Shareholder Services Plans (collectively the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. Under the Plans each Fund's Class A, Class R and Consultant Class may compensate certain financial institutions, including the distributor, for certain distribution, shareholder servicing, administrative and accounting services. The Funds Class A, Class R and Consultant Class shares may expend an aggregate amount, on an annual basis, not to exceed 0.25%, 0.75% and 1.00%, respectively of the value of the average daily net assets of a Fund attributable to Class A, Class R and Consultant Class shares. The Adviser may pay additional marketing and other distribution costs out of its profits.

Quasar Distributors, LLC ("Quasar" or "Distributor") is the Distributor of the Funds' shares.

Under their terms, the Funds' Plans shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Directors/Trustees and a majority of those Directors/Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plans.

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On August 1, 2005, the International Equity Fund closed to new shareholders (at the account level). As a result, all of the 12b-1 payments made by the Fund are only to compensate certain financial institutions for shareholder servicing, administration and accounting and not for additional distributions. As a result, 12b-1 expenses incurred by the Fund may be lower than the 0.25% defined in the Plan.

5.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and paydowns, during the six months ended April 30, 2008 were as follows:

	Cost of Purchases	Proceeds from Sales
Global Equity Fund	$68,597,209	$68,061,212
International Equity Fund	3,689,355,380	6,023,443,827
International Equity Fund II	3,081,676,644	2,399,674,308
Total Return Bond Fund	2,502,611,863	2,312,694,578
Global High Income Fund	91,849,506	53,849,202
U.S. Microcap Fund	6,667,489	6,748,364
U.S. Smallcap Fund	9,655,229	8,693,105
U.S. Midcap Fund	6,626,147	6,299,319
U.S. Multicap Fund	5,934,325	6,424,676

Cost of purchases and proceeds from sales of long-term U.S. Government securities during the period ended April 30, 2008 were $1,851,841,472 and $1,976,294,697, respectively for the Total Return Bond Fund.

At April 30, 2008, net unrealized appreciation/depreciation for federal income tax purposes is comprised of the following components:

	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Global Equity Fund	$101,281,228	$6,126,525	$(6,051,401)	$75,124
International Equity Fund	17,145,270,043	6,194,352,310	(648,097,751)	5,546,254,559
International Equity Fund II	9,010,920,084	1,239,185,344	(284,760,713)	954,424,631
Total Return Bond Fund	1,491,808,762	10,550,940	(8,742,448)	1,808,492
Global High Income Fund	318,878,869	7,294,247	(10,027,379)	(2,733,132)
U.S. Microcap Fund	6,376,250	331,538	(818,777)	(487,239)
U.S. Smallcap Fund	7,529,147	399,409	(610,091)	(210,682)
U.S. Midcap Fund	6,431,726	524,276	(407,651)	116,625
U.S. Multicap Fund	5,839,174	617,650	(331,373)	286,277

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN No. 48"), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109, during the six months ended April 30, 2008. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condi

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

tion or results of operations of the Funds, as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits nor recognized any interest and penalties related to unrecognized tax benefits.

6.  Investments in Affiliated Issuers

An affiliated issuer, as defined under 1940 Act, is one in which a Fund's holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer. A summary of International Equity Fund's investments in securities of these issuers for the period ended April 30, 2008, is set forth below:

Affiliate	Shares Held April 30, 2008	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Market Value April 30, 2008
Agora SA	4,274,721	$—	$2,557,954	$—	$78,330,062
AIK Banka	412,158	—	—	—	62,222,563
Bank of Georgia GDR-Registered Shares	2,380,062	47,605,974	—	—	56,978,685
Biofarm Bucuresti	50,060,712				5,403,804
Cemacon SA	425,305				2,024,358
Chimimport AD	10,335,724	2,031,238	—	—	68,375,549
Clear Media	34,129,602	—	—	—	29,205,405
Compania Hoteliera Intercontinental	62,668,800	—	—	—	4,461,029
Condmag SA	11,250,200	—	—	—	3,012,102
Dafora SA	66,191,800	—	—	—	8,185,892
Dragon Ukrainian Properties & Development	13,797,906	9,837,306	—	—	30,470,099
Impact Developer & Contractor	169,124,951	—	—	—	15,165,578
Komercni Banka	2,126,273	—	—	—	520,940,950
Kyivmedpreparat	115,161	—	—	—	7,182,722
Marine Farms	1,966,882	—	—	—	9,872,901
Marseille-Kliniken AG	723,632	6,798,875	—	158,487	11,942,200
Mediclin AG	1,832,860	—	—	—	6,163,732
Prime Property REIT	5,416,968	6,581,517	131,038	—	6,467,764
Royal UNIBREW	376,560	—	—	787,651	46,742,508
Sparki Eltos – Lovetch	1,425,011	17,456,168	—	—	14,802,510
Tigar AD	130,820	—	—	—	3,703,522
Toza Markovic	78,160	—	—	—	4,967,318
Ukrinbank	1,153,346,022	—	—	—	8,442,020
Veropharm	645,906	—	—	—	34,006,951
					$1,039,070,224

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Shares of Beneficial Interest

The Global Equity Fund may issue 50,000,000,000 shares of beneficial interest with a par value of $.001 per share. The Funds of the Trust may issue an unlimited number of shares of beneficial interest of each Fund, with a par value of $.001 per share. Changes in outstanding shares of beneficial interest on the Funds were as follows:

	Six Month Period Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Global Equity Fund:
Class A
Sold	163,277	$6,984,766	224,437	$9,518,604
Issued as reinvestment of dividends	1,277	57,112	—	—
Redeemed	(120,559)	(4,976,295)	(175,984)	(7,378,540)
Net increase	43,995	$2,065,583	48,453	$2,140,064
Class I
Sold	40,707	$1,720,718	1,341,996	$59,719,862
Issued as reinvestment of dividends	5,045	227,284	—	—
Redeemed	(16,898)	(725,053)	(550,889)	(24,100,668)
Net increase	28,854	$1,222,949	791,107	$35,619,194
Class R*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	2	20	—	—
Redeemed	—	—	—	—
Net increase	103	$1,030	—	$—
Consultant Class*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	2	20	—	—
Redeemed	—	—	—	—
Net increase	103	$1,030	—	$—
International Equity Fund:
Class A
Sold	14,344,167	$615,530,935	35,314,625	$1,611,747,637
Issued as reinvestment of dividends	28,715,963	1,246,272,637	21,032,806	885,050,416
Redeemed	(28,199,489)	(1,186,256,484)	(43,728,020)	(1,990,356,059)
Net increase	14,860,641	$675,547,088	12,619,411	$506,441,994
Class I
Sold	19,116,828	$830,190,705	50,750,676	$2,352,325,275
Issued as reinvestment of dividends	33,950,536	1,508,761,824	23,561,651	1,012,198,966
Redeemed	(27,024,393)	(1,162,851,715)	(38,151,630)	(1,778,609,637)
Net increase	26,042,971	$1,176,100,814	36,160,697	$1,585,914,604
International Equity Fund II:
Class A
Sold	47,205,311	$765,005,637	77,431,947	$1,254,778,148
Issued as reinvestment of dividends	2,387,716	40,734,426	299,821	4,509,126
Redeemed	(22,077,215)	(361,230,270)	(20,909,689)	(335,414,636)
Net increase	27,515,812	$444,509,793	56,822,079	$923,872,638

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Month Period Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Class I
Sold	127,717,219	$2,104,362,590	278,971,033	$4,517,095,068
Issued as reinvestment of dividends	7,898,082	135,373,131	1,110,317	16,754,682
Redeemed	(42,083,540)	(684,510,322)	(31,626,725)	(514,794,780)
Net increase	93,531,761	$1,555,225,399	248,454,625	$4,019,054,970
Total Return Bond Fund:
Class A
Sold	13,936,543	$187,709,497	5,995,550	$79,050,470
Issued as reinvestment of dividends	475,760	6,359,334	328,097	4,318,464
Redeemed	(2,487,555)	(33,493,718)	(3,177,588)	(41,786,343)
Net increase	11,924,748	$160,575,113	3,146,059	$41,582,591
Class I
Sold	23,634,510	$318,237,661	36,931,702	$487,023,641
Issued as reinvestment of dividends	1,538,840	20,545,676	1,310,510	17,281,842
Redeemed	(8,549,056)	(115,077,736)	(10,528,758)	(138,938,609)
Net increase	16,624,294	$223,705,601	27,713,454	$365,366,874
Consultant Class*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	4	36	—	—
Redeemed	—	—	—	—
Net increase	105	$1,046	—	$—
Class R*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	4	36	—	—
Redeemed	—	—	—	—
Net increase	105	$1,046	—	$—
Global High Income Fund:
Class A
Sold	5,580,299	$59,044,436	7,205,415	$79,811,932
Issued as reinvestment of dividends	254,933	2,694,501	383,180	4,232,194
Redeemed	(3,089,694)	(32,963,645)	(3,228,413)	(35,767,124)
Net increase	2,745,538	$28,775,292	4,360,182	$48,277,002
Class I
Sold	6,318,812	$64,731,361	12,438,303	$133,818,463
Issued as reinvestment of dividends	223,630	2,289,534	318,292	3,403,772
Redeemed	(2,758,838)	(28,552,232)	(1,786,034)	(19,116,348)
Net increase	3,783,604	$38,468,663	10,970,561	$118,105,887
Consultant Class*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	3	28	—	—
Redeemed	—	—	—	—
Net increase	104	$1,038	—	$—

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Month Period Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
U.S. Microcap Fund:
Class A
Sold	6,433	$55,876	86,388	$1,033,965
Issued as reinvestment of dividends	39,993	414,730	—	—
Redeemed	(4,290)	(44,054)	(50,414)	(605,058)
Net increase	42,136	$426,552	35,974	$428,907
Class I
Sold	21,275	$188,075	45,643	$528,215
Issued as reinvestment of dividends	40,439	418,948	—	—
Redeemed	(5,214)	(44,938)	(6,380)	(79,393)
Net increase	56,500	$562,085	39,263	$448,822
Consultant Class*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	18	149	—	—
Redeemed	—	—	—	—
Net increase	119	$1,159	—	$—
U.S. Smallcap Fund:
Class A
Sold	59,201	$543,812	411,140	$5,152,744
Issued as reinvestment of dividends	90,635	890,036	4,088	47,337
Redeemed	(20,165)	(211,369)	(361,149)	(4,914,765)
Net increase	129,671	$1,222,479	54,079	$285,316
Class I
Sold	17,776	$188,599	35,970	$421,237
Issued as reinvestment of dividends	90,229	886,050	4,067	47,144
Redeemed	(7,345)	(65,101)	(2,837)	(35,479)
Net increase	100,660	$1,009,548	37,200	$432,902
Consultant Class*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	49	306	—	—
Redeemed	—	—	—	—
Net increase	150	$1,316	—	$—
U.S. Midcap Fund:
Class A
Sold	3,958	$39,090	41,116	$497,510
Issued as reinvestment of dividends	25,213	278,853	3,079	36,212
Redeemed	(2,390)	(25,703)	(19,219)	(230,323)
Net increase	26,781	$292,240	24,976	$303,399
Class I
Sold	10,160	$102,454	53,857	$627,149
Issued as reinvestment of dividends	27,451	303,338	3,661	43,010
Redeemed	(6,172)	(61,694)	(6,530)	(82,467)
Net increase	31,439	$344,098	50,988	$587,692

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Six Month Period Ended April 30, 2008		Year Ended October 31, 2007
	Shares	Amount	Shares	Amount
Consultant Class*
Sold	101	$1,010	—	$—
Issued as reinvestment of dividends	11	101	—	—
Redeemed	—	—	—	—
Net increase	112	$1,111	—	$—
U.S. Multicap Fund:
Class A
Sold	1,708	$18,390	110,908	$1,319,599
Issued as reinvestment of dividends	28,979	317,605	3,084	35,926
Redeemed	(17,430)	(184,984)	(82,321)	(965,928)
Net increase	13,257	$151,011	31,671	$389,597
Class I
Sold	4,266	$42,290	56,331	$660,159
Issued as reinvestment of dividends	32,721	358,289	3,521	40,976
Redeemed	(6,311)	(61,729)	(2,841)	(35,201)
Net increase	30,676	$338,850	57,011	$665,934
Consultant Class*
Sold	100	$1,011	—	$—
Issued as reinvestment of dividends	15	120	—	—
Redeemed	—	—	—	—
Net increase	115	$1,131	—	$—

*  Commenced operations on November 1, 2007.

Through seed capital contributions by Julius Baer Group, an affiliate of the Adviser, ownership of beneficial shares outstanding at April 30, 2008 were:

Fund	% Ownership
Global Equity Fund – Class R shares	100%
Global Equity Fund – Consultant Class shares	100%
Total Return Bond Fund – Class R shares	100%
Total Return Bond Fund – Consultant Class shares	100%
Global High Income Fund – Consultant Class shares	100%
U.S. Microcap Fund – Class A shares	83.3%
U.S. Microcap Fund – Class I shares	82.5%
U.S. Microcap Fund – Consultant Class shares	100%
U.S. Smallcap Fund – Class A shares	75.6%
U.S. Smallcap Fund – Class I shares	85.6%
U.S. Smallcap Fund – Consultant Class shares	100%
U.S. Midcap Fund – Class A shares	87.9%
U.S. Midcap Fund – Class I shares	83.1%
U.S. Midcap Fund – Consultant Class shares	100%
U.S. Multicap Fund – Class A shares	94.6%
U.S. Multicap Fund – Class I shares	83.0%
U.S. Multicap Fund – Consultant Class shares	100%

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.  Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the loss of value in investments of foreign securities because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investment in emerging markets. Emerging market securities involve unique risks, such as exposure to economies less diverse and mature than that of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in emerging market securities than other foreign securities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

9.  Line of Credit

On September 28, 2005, Global Equity Fund, Total Return Bond Fund and Global High Income Fund (the "Borrowers") entered into a Credit Agreement (the "Agreement") with State Street Bank and Trust Company. The Agreement is a $25,000,000 revolving credit facility to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Total Return Bond Fund and Global High Income Fund may draw up to $10,000,000 and the Global Equity Fund may draw up to $5,000,000. The Borrowers will pay interest on the principal amount of the Loans outstanding at a floating rate per annum equal to the Federal Funds Rate plus 0.75%. In addition, the Borrowers shall pay to the State Street Bank and Trust Company an annual commitment fee, in connection with the establishment and maintenance of the credit facility, at the rate of 0.10% per annum on any undrawn on amount. The Global Equity Fund, Total Return Bond Fund and Global High Income Fund did not utilize the Agreement during the six months ended April 30, 2008. As of April 30, 2008, Global Equity Fund, Total Return Bond Fund and Global High Income Fund had unused available balances of $5,000,000, $10,000,000 and $10,000,000 pursuant to the line of credit.

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

10.  Financial Futures Contracts

The following financial futures contracts were outstanding as of April 30, 2008:

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
Global Equity Fund:	05/08	7	CAC40 10 EURO	Long	$540,610	$12,470
	06/08	2	DAX Index	Long	544,214	16,284
	06/08	3	TOPIX Index	Long	388,384	16,105
	06/08	10	FIN FUT DJ EURO STOXX 50	Long	585,550	45,216
	*05/08	8	TAIEX	Long	469,424	2,688
	**05/08	2	BANKING & INSURANCE	Long	80,243	2,009
	06/08	(1)	S&P/TSE 60 Index	Short	(164,254)	(14,536)
						$80,236
	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
International Equity Fund:	05/08	1919	CAC40 10 EURO	Long	$148,204,417	$7,553,430
	06/08	1360	DAX Index	Long	370,065,789	32,938,670
	06/08	10283	FIN FUT DJ EURO STOXX 50	Long	602,121,158	52,297,342
	06/08	555	TOPIX Index	Long	71,851,019	4,399,823
	06/08	1111	FTSE 100 Index	Long	134,157,842	12,438,972
	06/08	882	SPI 200	Long	116,382,157	9,507,962
	*05/08	3006	TAIEX	Long	176,386,225	1,009,878
	**05/08	687	BANKING & INSURANCE	Long	27,563,485	690,352
	06/08	(149)	S&P/TSE 60 Index	Short	(24,473,816)	(2,163,008)
						$118,673,421
	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
International Equity Fund II:	05/08	1053	CAC40 10 EURO	Long	$81,323,216	$4,150,656
	06/08	690	DAX Index	Long	187,753,966	16,263,381
	06/08	660	TOPIX Index	Long	85,444,455	6,095,808
	06/08	8615	FIN FUT DJ EURO STOXX 50	Long	504,451,403	45,223,969
	06/08	402	SPI 200	Long	53,044,929	4,120,760
	06/08	650	FTSE 100 Index	Long	78,490,187	7,275,717
	*05/08	1318	TAIEX	Long	77,337,673	442,788
	**05/08	311	BANKING & INSURANCE	Long	12,477,793	312,517
	06/08	(66)	S&P/TSE 60 Index	Short	(10,840,751)	(958,104)
						$82,927,492

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Expiration Date	Contracts	Description	Position	Face Amount	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund:	07/08	(10)	US 5 YR Note	Short	$(1,119,844)	$(2,936)
	06/08	(52)	US 10 YR Note	Short	(6,022,250)	(34,280)
	06/08	(60)	US Long Bond	Short	(7,013,438)	21,383
						$(15,833)

*  Swap transaction on futures indices for each of the respective Funds with a counterparty of Merrill Lynch. The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gains/loss on financial futures in the Statement of Operations.

**  Swap transaction on futures indices for each of the respective Funds with a counterparty of Credit Suisse First Boston. The unrealized appreciation for the swap transactions on futures indices are reflected in the unrealized gains/loss on financial futures in the Statement of Operations.

11.  Recent Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Funds does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for, their effect on the Funds' financial position, performance and cash flows and how and why the funds use derivatives. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

Julius Baer Funds 2008 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

12.  Subsequent Events

Advisory Fee

Effective May 1, 2008, Julius Baer Investment Management LLC agreed to waive a portion of its investment advisory fee for each of the Julius Baer Funds at the annual rate of 0.005% of the respective Fund's average daily net assets.

Global Equity Fund Class I Redemption

On May 12, 2008, a shareholder redeemed a significant number of shares from the Global Equity Fund—Class I shares and transferred the proceeds to the International Equity Fund II—Class I shares. This transaction amounted to approximately 18.6% of the net assets of the Global Equity Fund Class I shares and 0.2% of the net assets of the International Equity Fund II Class I shares.

Shareholder Meeting

At a special meeting held on May 15, 2008, shareholders were asked to approve Amended and Restated Investment Advisory Agreements between each of the Julius Baer Funds and Julius Baer Investment Management, LLC.

Advisor Name Change

Effective June 15, 2008, Julius Baer Investment Management LLC changed its name to Artio Global Management LLC.

Julius Baer Funds 2008 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting held on April 2, 2008, the Board of Trustees of the Julius Baer Investment Funds and the Board of Directors of the Julius Baer Global Equity Fund Inc. (each a "Board" and collectively the "Boards") approved the Investment Advisory Agreements (each an "Agreement" and collectively the "Agreements") with the Adviser for each of the International Equity Fund, International Equity Fund II, Total Return Bond Fund, Global High Income Fund, U.S. Microcap Fund, U.S. Smallcap Fund, U.S. Midcap Fund, U.S. Multicap Fund and Global Equity Fund (each a "Fund" and collectively the "Funds").

In determining whether to approve the Investment Advisory Agreements, the Boards, including all of the Trustees and Directors who are not interested persons under the Investment Company Act of 1940, as amended, (the "Independent Board Members"), reviewed and considered, among other items: (1) a guide from independent counsel setting forth each Board's fiduciary duties and responsibilities and the factors each Board should consider in its evaluation of the renewals of the Agreements; (2) comparative information, comparing each Fund's advisory fees, expenses and returns to those of its relevant peer group; (3) the Adviser's complete Form ADV; (4) the Adviser's Financial Statements for December 31, 2007 and 2006; and (5) other reports of and presentations by representatives of the Adviser that described: (i) the nature, extent and quality of the Adviser's services provided to the respective Funds; (ii) the experience and qualifications of the personnel providing those services, (iii) their investment advice and performance; (iv) their assets under management and client descriptions; (v) their soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the advisory fee arrangements with the Funds and other similarly managed clients; (vii) compliance program information; (viii) the Adviser's financial information and profitability analysis related to providing service to the Funds; (ix) fees and other benefits; (x) methodologies to allocate securities among the Funds; (xi) outstanding lawsuits; (xii) breakpoints; and (xiii) the extent to which economies of scale are relevant to the Funds.

In determining whether to approve the Agreements, the Boards, including the Independent Board Members, reviewed and considered the materials presented at the April 2, 2008 meeting of the Boards. The Boards discussed the written materials and the Adviser's presentations and deliberated on the approval of the Agreements in light of this information. In their deliberations, the Boards did not identify any single piece of information that was all important or controlling, but gave significant

Julius Baer Funds 2008 Semi-Annual Report

INVESTMENT ADVISORY AGREEMENTS (Unaudited) (Continued)

weight to the relative investment performance of each Fund along with consideration of the other relevant factors.

The Boards, including the Independent Board Members, reached the following conclusions, among others, regarding the Adviser and the respective approvals: the Adviser has the capabilities, resources and personnel necessary to manage the Funds; the Boards are satisfied with the quality of services provided by the Adviser in advising the Funds; the advisory fees for each Fund are reasonable as compared to the median and the average fees paid by comparable funds in their respective peer groups; the proposed total annual portfolio operating expenses to be paid by the Funds are reasonable as compared to the median and average expenses paid by comparable funds in each Fund's respective peer group; the performance of the Funds is reasonable in comparison with each Fund's respective benchmark indices and other mutual funds in its respective peer group; the profitability of the Adviser for advisory services, based on the advisory fees, seems reasonable based on the data provided; and the benefits derived by the Adviser from managing the Funds, including how each uses soft dollars and the ways in which each conducts portfolio transactions and selects brokers is reasonable.

Based upon the Boards' deliberations and evaluation of the information described above, the Boards, including the Independent Board Members, determined that the renewal terms of each Agreement were fair to, and in the best interests of, each of the respective Funds and its shareholders.

Julius Baer Funds 2008 Semi-Annual Report

ADDITIONAL INFORMATION PAGE (Unaudited)

1.  Proxy Voting Policies

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, (1) on the Fund's website www.artiofunds.com and (2) on the SEC's Securities and Exchange Commission website www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available via the methods noted above.

2.  Quarterly Filing Requirements

A Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the Commission's web-site at www.sec.gov or on the Funds' website at www.artiofunds.com.

A Fund's forms N-Q may be reviewed and copied at the Commissions's Public Reference Room in Washington, DC. Information regarding the operation of the Public reference Room may be obtained by calling 1-800-SEC-0330.

Julius Baer Funds 2008 Semi-Annual Report

RESULTS OF MEETINGS OF SHAREHOLDERS (Unaudited)

JULIUS BAER INVESTMENT FUNDS

JULIUS BAER GLOBAL EQUITY FUND INC.

Special Meetings of Shareholders

A special meeting of shareholders of the Julius Baer International Equity Fund, Julius Baer International Equity Fund II, Julius Baer Total Return Bond Fund, Julius Baer Global High Income Fund, Julius Baer U.S. Microcap Fund, Julius Baer U.S. Smallcap Fund, Julius Baer U.S. Midcap Fund, Julius Baer U.S. Multicap Fund, each a series of Julius Baer Investment Funds, and Julius Baer Global Equity Fund Inc. (each a "Fund", collectively the "Julius Baer Funds") was held on May 15, 2008. At the meeting, shareholders considered the following proposal:

To approve Amended and Restated Investment Advisory Agreements between the Julius Baer Funds and Julius Baer Investment Management LLC to take effect upon the successful completion of the initial public offering of Julius Baer Americas, Inc, a Delaware corporation and parent of the Adviser.

Fund	Affirmative	Against	Abstain
Julius Baer International Equity Fund	290,527,987.5253	3,375,068.9420	3,842,924.7704
Julius Baer International Equity Fund II	318,734,830.5628	2,137,322.2890	3,742,044.5805
Julius Baer Total Return Bond Fund	47,323,251.8600	480,814.9120	981,658.0000
Julius Baer Global High Income Fund	15,123,494.5280	120,196.4640	206,663.0000
Julius Baer U.S. Microcap Fund	588,023.9000	1,027.0000	0.0000
Julius Baer U.S. Smallcap Fund	702,234.7840	0.0000	604.0000
Julius Baer U.S. Midcap Fund	576,037.9120	928.0000	109.0000
Julius Baer U.S. Multicap Fund	595,060.5760	0.0000	0.0000
Julius Baer Global Equity Fund Inc.	1,259,840.9890	9,863.0630	5,541.0300

Julius Baer Funds 2008 Semi-Annual Report

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JULIUS BAER FUNDS

330 Madison Avenue

New York, New York 10017

This report is sent to shareholders of the Julius Baer Global Equity Fund Inc. and the Julius Baer Investment Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the funds or of any securities mentioned in the report.

www.artiofunds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-Ended Management Investments Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)     The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3)      Not applicable.

(b)           Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, are attached here to as Exhibit 99.906CERT.  These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Julius Baer Investment Funds

By:	/s/ Anthony Williams
Name:	Anthony Williams
Title:	President (Principal Executive Officer)
Date:	7/2/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Craig Giunta
Name:	Craig Giunta
Title:	Chief Financial Officer (Principal Financial Officer)
Date:	7/2/08

By:	/s/ Anthony Williams
Name:	Anthony Williams
Title:	President (Principal Executive Officer)
Date:	7/2/08

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